UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2015

Item 1. Reports to Stockholders

Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Board Approval of Investment Advisory Contracts and Management Fees Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Board Approval of Investment Advisory Contracts and Management Fees Contents Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Distributions (Unaudited) Board Approval of Investment Advisory Contracts and Management Fees

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Balanced Fund -

Class A, Class T, Class B
and Class C

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	-5.27%	9.58%	5.60%
Class T (incl. 3.50% sales charge)	-3.26%	9.85%	5.61%
Class B (incl. contingent deferred sales charge) A	-5.03%	9.69%	5.62%
Class C (incl. contingent deferred sales charge) B	-1.18%	10.05%	5.42%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Balanced Fund - Class A on August 31, 2005, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After rising for much of the year ending August 31, 2015, global deflationary pressure stirred by China's flagging economy - and yuan devaluation - brought about a late-period swoon in U.S. equity markets. The S&P 500® Index returned 0.48% for the full year. Effects were indiscriminate across the market-capitalization spectrum, but within market-cap segments, growth-stock gains counterbalanced negatives for value-oriented counterparts. In this environment, the small-cap Russell 2000® Index returned 0.03% and the growth-oriented Nasdaq Composite Index® returned 5.49%. S&P 500® sector trends held fast: health care (+12%) benefited from earnings growth and mergers; consumer discretionary (+11%), from a seven-year low in unemployment. Energy (-30%) and materials (-13%) were hurt by tumbling commodities prices. Meanwhile, the Barclays® U.S. Aggregate Bond Index returned 1.56% for the 12 months. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) outpaced corporates (-1%) as credit spreads - yield premiums demanded by holders of riskier bonds - widened. Outside of the Barclays index, high-yield bonds declined. At period end, investors remained focused on the potential global implications of China's slowing economic growth, the U.S. Federal Reserve's thinking on interest rates and continued volatility in the oil markets.

Comments from Co-Portfolio Manager Robert Stansky: For the year, the fund's share classes (excluding sales charges, if applicable) lagged the 1.06% return of the Fidelity Balanced 60/40 Composite IndexSM. The fund maintained an overweighting in stocks, where we outperformed the S&P 500® Index, and an underweighting in bonds, where we underperformed the Barclays U.S. Aggregate Bond Index. A small non-index allocation to high-yield bonds was counterproductive. Within the equity subportfolio, stock picking in industrials was a highlight. At the stock level, an underweighting in integrated energy provider and benchmark component Exxon Mobil was the subportfolio's top relative contributor. An out-of-benchmark stake in radio-frequency chip provider RF Micro Devices also helped. Conversely, Amazon.com was the biggest relative detractor because we didn't own this strong-performing index name for most of the period. Within the investment-grade bond subportfolio, our decision to overweight corporate bonds detracted, although security selection helped offset some of what we lost due to that overweighting.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.90%
Actual		$ 1,000.00	$ 959.90	$ 4.45
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58
Class T	1.13%
Actual		$ 1,000.00	$ 958.60	$ 5.58
HypotheticalA		$ 1,000.00	$ 1,019.51	$ 5.75
Class B	1.71%
Actual		$ 1,000.00	$ 955.20	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,016.59	$ 8.69
Class C	1.66%
Actual		$ 1,000.00	$ 956.00	$ 8.18
HypotheticalA		$ 1,000.00	$ 1,016.84	$ 8.44
Class I	.64%
Actual		$ 1,000.00	$ 960.70	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26
Class Z	.50%
Actual		$ 1,000.00	$ 961.30	$ 2.47
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.1	2.9
Google, Inc. Class C	1.6	1.3
Danaher Corp.	1.3	0.9
JPMorgan Chase & Co.	1.2	1.0
Roper Industries, Inc.	1.2	0.8
	7.4
Top Five Bond Issuers as of August 31, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	4.6	7.5
Fannie Mae	3.7	3.3
Freddie Mac	1.7	1.1
Ginnie Mae	1.3	1.1
Citigroup, Inc.	1.1	0.9
	12.4
Top Five Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	17.7
Information Technology	12.3	12.6
Health Care	11.4	10.8
Consumer Discretionary	10.5	10.6
Energy	7.1	7.8
Asset Allocation (% of fund's net assets)
As of August 31, 2015*		As of February 28, 2015**
	Stocks and Equity Futures 65.7%		Stocks and Equity Futures 68.1%
	Bonds 32.6%		Bonds 30.3%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.7%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	11.5%	** Foreign investments	11.1%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Common Stocks - 64.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.2%
Automobiles - 0.2%
Tesla Motors, Inc. (a)	17,100	$ 4,259
Diversified Consumer Services - 0.5%
2U, Inc. (a)	14,230	498
H&R Block, Inc.	263,458	8,963
New Oriental Education & Technology Group, Inc. sponsored ADR	7,300	150
		9,611
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	24,859	779
Extended Stay America, Inc. unit	314,355	5,900
McDonald's Corp.	206,675	19,638
Panera Bread Co. Class A (a)	27,160	4,843
Starbucks Corp.	204,200	11,172
Wynn Resorts Ltd.	59,700	4,480
		46,812
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	11,800	6,052
Groupon, Inc. Class A (a)	93,300	420
Liberty Interactive Corp. Qvc G Series A (a)	394,359	10,663
Priceline Group, Inc. (a)	8,000	9,989
Travelport Worldwide Ltd. (d)	449,178	5,952
Vipshop Holdings Ltd. ADR (a)	71,500	1,286
		34,362
Media - 1.8%
Bona Film Group Ltd. sponsored ADR (a)	59,433	689
Comcast Corp. Class A	337,400	19,006
DreamWorks Animation SKG, Inc. Class A (a)(d)	171,000	3,410
Legend Pictures LLC (a)(m)(n)	415	925
Liberty Media Corp. Class C (a)	28,353	1,027
Manchester United PLC (a)	113,900	2,024
The Madison Square Garden Co. Class A (a)	132,894	9,361
		36,442
Multiline Retail - 1.0%
B&M European Value Retail S.A.	1,047,401	5,199
Dollar General Corp.	198,535	14,789
		19,988
Specialty Retail - 0.9%
AutoZone, Inc. (a)	2,500	1,790
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Companies, Inc. (a)	225,700	$ 5,916
TJX Companies, Inc.	152,480	10,722
		18,428
Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, Inc. (a)	54,086	3,462
NIKE, Inc. Class B	98,994	11,063
		14,525
TOTAL CONSUMER DISCRETIONARY		184,427
CONSUMER STAPLES - 6.2%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	16,529	1,803
Coca-Cola Icecek Sanayi A/S	23,269	288
Constellation Brands, Inc. Class A (sub. vtg.)	35,700	4,570
Monster Beverage Corp. (a)	29,200	4,043
The Coca-Cola Co.	451,299	17,745
		28,449
Food & Staples Retailing - 1.4%
CVS Health Corp.	136,227	13,950
Kroger Co.	225,936	7,795
Sprouts Farmers Market LLC (a)	67,300	1,371
United Natural Foods, Inc. (a)	5,400	260
Wal-Mart Stores, Inc.	18,800	1,217
Whole Foods Market, Inc.	112,800	3,695
		28,288
Food Products - 0.8%
Blue Buffalo Pet Products, Inc. (a)	8,700	222
Bunge Ltd.	7,038	510
Keurig Green Mountain, Inc.	78,240	4,428
Mead Johnson Nutrition Co. Class A	81,989	6,423
Nestle SA	16,811	1,238
The Hershey Co.	37,500	3,357
		16,178
Household Products - 0.9%
Colgate-Palmolive Co.	172,800	10,854
Procter & Gamble Co.	86,828	6,136
		16,990
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	12,300	$ 981
Nu Skin Enterprises, Inc. Class A	28,899	1,320
		2,301
Tobacco - 1.6%
Altria Group, Inc.	274,303	14,697
British American Tobacco PLC sponsored ADR	134,199	14,222
Philip Morris International, Inc.	42,500	3,392
		32,311
TOTAL CONSUMER STAPLES		124,517
ENERGY - 4.7%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	53,300	2,985
Dril-Quip, Inc. (a)	15,839	1,092
Halliburton Co.	81,807	3,219
Independence Contract Drilling, Inc.	76,237	528
Oceaneering International, Inc.	30,829	1,351
Schlumberger Ltd.	157,800	12,209
		21,384
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	148,273	10,613
Apache Corp.	51,500	2,330
Black Stone Minerals LP	83,400	1,306
Cabot Oil & Gas Corp.	124,015	2,935
Chevron Corp.	130,576	10,575
Cimarex Energy Co.	18,300	2,022
Columbia Pipeline Group, Inc.	49,497	1,255
EOG Resources, Inc.	58,010	4,543
Exxon Mobil Corp.	122,991	9,254
Kinder Morgan, Inc.	28,400	920
Memorial Resource Development Corp. (a)	108,400	2,104
Noble Energy, Inc.	182,545	6,099
Parsley Energy, Inc. Class A (a)	90,000	1,548
Phillips 66 Co.	72,174	5,707
Pioneer Natural Resources Co.	23,500	2,892
PrairieSky Royalty Ltd. (d)	60,300	1,263
SM Energy Co.	70,800	2,598
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	172,355	$ 4,881
Synergy Resources Corp. (a)	48,200	518
		73,363
TOTAL ENERGY		94,747
FINANCIALS - 10.6%
Banks - 4.3%
Bank of America Corp.	1,138,891	18,609
Citigroup, Inc.	342,230	18,302
Huntington Bancshares, Inc.	216,593	2,363
JPMorgan Chase & Co.	391,532	25,097
Regions Financial Corp.	350,400	3,360
Synovus Financial Corp.	53,543	1,629
U.S. Bancorp	184,533	7,815
Wells Fargo & Co.	179,900	9,594
		86,769
Capital Markets - 1.5%
Artisan Partners Asset Management, Inc.	35,600	1,455
BlackRock, Inc. Class A	14,590	4,413
E*TRADE Financial Corp. (a)	76,821	2,020
Goldman Sachs Group, Inc.	68,200	12,863
Greenhill & Co., Inc.	13,700	481
Invesco Ltd.	56,809	1,938
Northern Trust Corp.	44,605	3,115
Oaktree Capital Group LLC Class A	16,791	890
State Street Corp.	26,700	1,920
The Blackstone Group LP	14,255	488
		29,583
Consumer Finance - 1.4%
Capital One Financial Corp.	237,034	18,429
Navient Corp.	171,807	2,197
SLM Corp. (a)	447,986	3,799
Springleaf Holdings, Inc. (a)	86,100	3,854
		28,279
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	10	2,025
Class B (a)	49,600	6,648
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange Group, Inc.	10,076	$ 2,301
KBC Ancora	24,048	964
		11,938
Insurance - 1.1%
Direct Line Insurance Group PLC	348,227	1,887
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,400	651
Marsh & McLennan Companies, Inc.	93,953	5,048
MetLife, Inc.	124,267	6,226
Principal Financial Group, Inc.	33,100	1,667
The Chubb Corp.	44,100	5,328
Unum Group	38,300	1,285
WMI Holdings Corp. (a)	4,527	10
		22,102
Real Estate Investment Trusts - 1.5%
Altisource Residential Corp. Class B	233,610	3,567
American Tower Corp.	16,500	1,521
Boston Properties, Inc.	27,600	3,129
Care Capital Properties, Inc.	18,425	586
Community Healthcare Trust, Inc.	55,600	1,006
Digital Realty Trust, Inc.	52,400	3,318
Duke Realty LP	189,600	3,424
FelCor Lodging Trust, Inc.	87,400	705
Outfront Media, Inc.	34,012	770
Store Capital Corp.	137,500	2,772
Sun Communities, Inc.	38,242	2,494
Ventas, Inc.	75,800	4,171
VEREIT, Inc.	258,300	2,103
		29,566
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	105,448	3,376
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	130,000	0*
TOTAL FINANCIALS		211,613
HEALTH CARE - 10.1%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	35,364	6,089
Amgen, Inc.	76,205	11,566
Baxalta, Inc.	93,700	3,294
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen, Inc. (a)	16,975	$ 5,047
BioMarin Pharmaceutical, Inc. (a)	27,009	3,491
Celgene Corp. (a)	92,100	10,875
Gilead Sciences, Inc.	152,285	16,001
Vertex Pharmaceuticals, Inc. (a)	36,700	4,680
		61,043
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	581,049	9,727
Edwards Lifesciences Corp. (a)	16,814	2,369
Medtronic PLC	230,901	16,692
The Cooper Companies, Inc.	18,828	3,058
Zimmer Biomet Holdings, Inc.	48,900	5,064
		36,910
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc. (a)	62,964	1,726
Cigna Corp.	63,482	8,938
HCA Holdings, Inc. (a)	70,407	6,099
Henry Schein, Inc. (a)	33,944	4,644
McKesson Corp.	49,282	9,737
UnitedHealth Group, Inc.	80,200	9,279
		40,423
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	95,000	3,449
Thermo Fisher Scientific, Inc.	52,390	6,568
		10,017
Pharmaceuticals - 2.7%
AbbVie, Inc.	83,611	5,218
Allergan PLC (a)	53,619	16,286
Bristol-Myers Squibb Co.	230,594	13,713
DepoMed, Inc. (a)	2,500	67
Endo Health Solutions, Inc. (a)	64,100	4,936
Horizon Pharma PLC (a)	106,400	3,109
Merck & Co., Inc.	20,344	1,096
Shire PLC	36,838	2,849
Teva Pharmaceutical Industries Ltd. sponsored ADR	106,000	6,827
		54,101
TOTAL HEALTH CARE		202,494
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.2%
Aerospace & Defense - 0.7%
TransDigm Group, Inc. (a)	57,368	$ 13,185
Electrical Equipment - 1.1%
AMETEK, Inc.	392,386	21,118
Industrial Conglomerates - 2.5%
Danaher Corp.	301,992	26,279
Roper Industries, Inc.	147,980	23,986
		50,265
Machinery - 0.7%
Colfax Corp. (a)(d)	116,044	4,501
Deere & Co.	72,600	5,937
WABCO Holdings, Inc. (a)	40,200	4,636
		15,074
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	219,103	15,946
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	21,600	908
HD Supply Holdings, Inc. (a)	228,300	7,534
		8,442
TOTAL INDUSTRIALS		124,030
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 1.0%
Cisco Systems, Inc.	194,409	5,031
QUALCOMM, Inc.	255,179	14,438
		19,469
Electronic Equipment & Components - 0.1%
Trimble Navigation Ltd. (a)	110,557	2,090
Internet Software & Services - 3.6%
58.com, Inc. ADR (a)	21,199	964
Alibaba Group Holding Ltd. sponsored ADR	192,100	12,702
ChannelAdvisor Corp. (a)	10,755	122
Cvent, Inc. (a)	116,922	3,688
Facebook, Inc. Class A (a)	161,413	14,435
Google, Inc. Class C	52,899	32,705
HomeAway, Inc. (a)	31,300	898
Just Dial Ltd.	58,749	748
Opower, Inc. (a)	190,798	1,729
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yahoo!, Inc. (a)	30,200	$ 974
Youku Tudou, Inc. ADR (a)	224,600	3,731
		72,696
IT Services - 0.5%
Alliance Data Systems Corp. (a)	6,100	1,569
Fidelity National Information Services, Inc.	27,400	1,892
Global Payments, Inc.	18,100	2,016
Lionbridge Technologies, Inc. (a)	1,139	6
Sabre Corp.	93,172	2,536
Worldline SA (a)(e)	41,000	997
		9,016
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	73,800	4,122
Atmel Corp.	270,600	2,211
Avago Technologies Ltd.	6,900	869
Broadcom Corp. Class A	65,000	3,359
Intersil Corp. Class A	132,661	1,398
Marvell Technology Group Ltd.	926,100	10,437
Maxim Integrated Products, Inc.	34,872	1,174
Micron Technology, Inc. (a)	118,687	1,948
NVIDIA Corp.	55,200	1,241
Qorvo, Inc. (a)	263,935	14,651
Semtech Corp. (a)	65,200	1,105
		42,515
Software - 1.9%
Activision Blizzard, Inc.	29,900	856
Adobe Systems, Inc. (a)	52,954	4,161
Autodesk, Inc. (a)	94,400	4,413
Electronic Arts, Inc. (a)	135,100	8,937
Fleetmatics Group PLC (a)	30,183	1,351
Imperva, Inc. (a)	47,680	2,841
Microsoft Corp.	140,300	6,106
RealPage, Inc. (a)	30,600	563
Salesforce.com, Inc. (a)	99,599	6,908
Varonis Systems, Inc. (a)(d)	60,967	1,207
Zendesk, Inc. (a)	77,000	1,592
		38,935
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	374,752	42,246
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Electronics for Imaging, Inc. (a)	49,809	$ 2,180
Hewlett-Packard Co.	322,100	9,038
SanDisk Corp.	38,900	2,122
Western Digital Corp.	50,500	4,139
		59,725
TOTAL INFORMATION TECHNOLOGY		244,446
MATERIALS - 2.4%
Chemicals - 2.0%
Ashland, Inc.	9,100	955
CF Industries Holdings, Inc.	35,300	2,026
E.I. du Pont de Nemours & Co.	92,300	4,753
Eastman Chemical Co.	56,274	4,078
Ecolab, Inc.	121,400	13,250
LyondellBasell Industries NV Class A	39,743	3,393
Monsanto Co.	60,978	5,955
PPG Industries, Inc.	29,300	2,792
W.R. Grace & Co. (a)	20,781	2,056
		39,258
Construction Materials - 0.1%
Eagle Materials, Inc.	29,000	2,373
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	106,090	1,496
WestRock Co.	67,774	4,022
		5,518
Metals & Mining - 0.0%
Nucor Corp.	22,400	970
TOTAL MATERIALS		48,119
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	387,129	12,853
Cogent Communications Group, Inc.	25,200	700
Frontier Communications Corp.	91,900	466
inContact, Inc. (a)	115,717	874
Level 3 Communications, Inc. (a)	47,352	2,118
Verizon Communications, Inc.	267,798	12,321
		29,332
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	24,150	$ 957
Telephone & Data Systems, Inc.	18,337	522
		1,479
TOTAL TELECOMMUNICATION SERVICES		30,811
UTILITIES - 1.7%
Electric Utilities - 0.9%
Edison International	43,267	2,530
Exelon Corp.	184,700	5,681
NextEra Energy, Inc.	63,300	6,229
PPL Corp.	125,200	3,880
		18,320
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	113,030	2,252
NRG Yield, Inc. Class C	33,900	544
The AES Corp.	5,100	61
		2,857
Multi-Utilities - 0.7%
Dominion Resources, Inc.	71,649	4,998
DTE Energy Co.	4,500	351
NiSource, Inc.	54,997	923
PG&E Corp.	45,875	2,274
Sempra Energy	46,809	4,440
		12,986
TOTAL UTILITIES		34,163
TOTAL COMMON STOCKS (Cost $1,141,637)		1,299,367
Convertible Preferred Stocks - 0.1%

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25%	30,700	1,179
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(n)	16,802	$ 131
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,814)		1,310
Nonconvertible Bonds - 14.3%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.5%
Daimler Finance North America LLC 1.45% 8/1/16 (e)	$ 231	232
General Motors Co.:
3.5% 10/2/18	350	355
6.25% 10/2/43	58	62
General Motors Financial Co., Inc.:
2.4% 4/10/18	2,236	2,209
2.625% 7/10/17	110	111
3% 9/25/17	252	253
3.15% 1/15/20	1,508	1,489
3.25% 5/15/18	180	181
3.45% 4/10/22	1,250	1,196
3.5% 7/10/19	400	403
4% 1/15/25	494	467
4.25% 5/15/23	200	197
4.375% 9/25/21	2,326	2,347
4.75% 8/15/17	195	202
		9,704
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	35	35
4.25% 6/15/23	249	255
		290
Media - 0.4%
21st Century Fox America, Inc. 7.75% 12/1/45	621	842
AOL Time Warner, Inc. 7.625% 4/15/31	500	625
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (e)	707	703
4.908% 7/23/25 (e)	475	472
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	$ 440	$ 492
Discovery Communications LLC:
3.25% 4/1/23	51	47
6.35% 6/1/40	236	244
Thomson Reuters Corp.:
1.3% 2/23/17	122	122
3.85% 9/29/24	319	314
Time Warner Cable, Inc.:
4% 9/1/21	630	633
4.5% 9/15/42	110	88
5.5% 9/1/41	206	186
5.85% 5/1/17	104	110
6.55% 5/1/37	1,304	1,310
6.75% 7/1/18	439	486
7.3% 7/1/38	332	351
8.25% 4/1/19	700	818
Time Warner, Inc. 6.5% 11/15/36	232	267
Viacom, Inc.:
2.5% 9/1/18	46	46
3.5% 4/1/17	583	595
		8,751
TOTAL CONSUMER DISCRETIONARY		18,745
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	310	317
3.875% 7/20/25	600	613
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	245	245
3.3% 11/18/21	291	288
		1,463
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	131	130
The J.M. Smucker Co. 1.75% 3/15/18 (e)	369	368
		498
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.4%
Altria Group, Inc.:
4% 1/31/24	$ 212	$ 215
4.25% 8/9/42	262	234
4.75% 5/5/21	300	323
5.375% 1/31/44	364	380
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	589	583
4.25% 7/21/25 (e)	589	584
Reynolds American, Inc.:
2.3% 6/12/18	258	260
3.25% 6/12/20	213	216
3.25% 11/1/22	187	182
4% 6/12/22	395	406
4.45% 6/12/25	870	893
4.75% 11/1/42	289	268
5.7% 8/15/35	149	158
5.85% 8/15/45	1,140	1,232
6.15% 9/15/43	500	547
6.75% 6/15/17	23	25
7.25% 6/15/37	409	492
		6,998
TOTAL CONSUMER STAPLES		8,959
ENERGY - 2.2%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (e)	364	330
5.35% 3/15/20 (e)	1,027	998
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	373
5% 10/1/21	146	149
6.5% 4/1/20	24	27
Noble Holding International Ltd.:
4% 3/16/18	41	40
5.95% 4/1/25	260	229
6.95% 4/1/45	251	203
Transocean, Inc. 5.55% 12/15/16 (i)	238	239
		2,588
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	$ 673	$ 728
BP Capital Markets PLC:
1.674% 2/13/18	1,284	1,284
2.315% 2/13/20	1,873	1,871
3.535% 11/4/24	1,443	1,429
3.814% 2/10/24	359	361
4.5% 10/1/20	173	188
4.742% 3/11/21	300	328
Canadian Natural Resources Ltd.:
1.75% 1/15/18	178	176
3.8% 4/15/24	619	581
Cenovus Energy, Inc. 5.7% 10/15/19	561	613
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (e)	110	110
3.3% 6/1/20 (e)	536	535
4.5% 6/1/25 (e)	164	156
DCP Midstream Operating LP:
2.5% 12/1/17	168	159
2.7% 4/1/19	494	434
3.875% 3/15/23	164	134
5.6% 4/1/44	146	119
Duke Energy Field Services:
5.375% 10/15/15 (e)	10	10
6.45% 11/3/36 (e)	375	327
El Paso Natural Gas Co. 5.95% 4/15/17	7	7
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	350	341
Enable Midstream Partners LP:
2.4% 5/15/19 (e)	114	107
3.9% 5/15/24 (e)	121	106
Enbridge Energy Partners LP 4.2% 9/15/21	438	442
EnLink Midstream Partners LP 2.7% 4/1/19	572	563
Enterprise Products Operating LP:
2.55% 10/15/19	85	85
3.7% 2/15/26	600	565
3.75% 2/15/25	285	272
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	7	7
Marathon Petroleum Corp. 5.125% 3/1/21	215	234
Motiva Enterprises LLC 5.75% 1/15/20 (e)	156	171
MPLX LP 4% 2/15/25	77	71
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nakilat, Inc. 6.067% 12/31/33 (e)	$ 279	$ 319
Petro-Canada 6.05% 5/15/18	150	165
Petrobras Global Finance BV:
1.9529% 5/20/16 (i)	425	417
3% 1/15/19	40	35
3.25% 3/17/17	1,690	1,619
4.375% 5/20/23	596	468
4.875% 3/17/20	2,484	2,174
5.625% 5/20/43	569	394
7.25% 3/17/44	2,755	2,218
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	354
5.375% 1/27/21	4,302	3,792
5.75% 1/20/20	611	556
5.875% 3/1/18	228	224
6.125% 10/6/16	100	101
7.875% 3/15/19	399	402
Petroleos Mexicanos:
3.125% 1/23/19	58	58
3.5% 7/18/18	463	472
3.5% 7/23/20 (e)	2,675	2,649
3.5% 1/30/23	285	265
4.5% 1/23/26 (e)	1,314	1,248
4.875% 1/24/22	237	241
4.875% 1/18/24	410	409
5.5% 1/21/21	369	396
5.5% 6/27/44	648	561
5.625% 1/23/46 (e)	749	667
6% 3/5/20	175	191
6.375% 1/23/45	2,366	2,306
6.5% 6/2/41	661	661
8% 5/3/19	241	277
Phillips 66 Co. 4.3% 4/1/22	338	353
Phillips 66 Partners LP 2.646% 2/15/20	42	41
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	168
6.125% 1/15/17	205	218
Shell International Finance BV 4.375% 5/11/45	1,246	1,228
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co.:
3.3% 1/23/18	$ 200	$ 199
4.05% 1/23/20	363	359
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	70
2.95% 9/25/18	63	64
4.6% 6/15/21	90	94
Suncor Energy, Inc. 6.1% 6/1/18	395	437
The Williams Companies, Inc.:
3.7% 1/15/23	116	100
4.55% 6/24/24	1,308	1,158
Western Gas Partners LP 5.375% 6/1/21	441	467
Williams Partners LP 4.3% 3/4/24	278	260
		41,380
TOTAL ENERGY		43,968
FINANCIALS - 7.8%
Banks - 4.0%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	365	364
4% 4/14/19 (e)	600	573
5.5% 7/12/20 (e)	3,200	3,160
5.75% 9/26/23 (e)	332	312
6.5% 6/10/19 (e)	129	133
Bank of America Corp.:
1.95% 5/12/18	916	913
2.6% 1/15/19	648	652
2.65% 4/1/19	183	185
3.875% 3/22/17	1,060	1,096
3.95% 4/21/25	700	677
4.2% 8/26/24	474	470
4.25% 10/22/26	418	411
5.65% 5/1/18	205	223
5.75% 12/1/17	2,655	2,872
5.875% 1/5/21	170	193
6.5% 8/1/16	300	314
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (e)	$ 1,362	$ 1,352
2.3% 3/5/20 (e)	1,360	1,345
Barclays PLC:
2% 3/16/18	2,708	2,692
2.75% 11/8/19	356	355
Capital One NA 2.95% 7/23/21	541	527
Citigroup, Inc.:
1.3% 11/15/16	568	567
1.8% 2/5/18	10,500	10,451
1.85% 11/24/17	2,353	2,352
2.15% 7/30/18	1,228	1,227
2.5% 7/29/19	1,199	1,198
3.875% 3/26/25	1,200	1,158
4.05% 7/30/22	151	155
4.3% 11/20/26	1,000	991
5.5% 9/13/25	142	154
6.125% 5/15/18	212	234
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	216	218
Credit Suisse AG 6% 2/15/18	1,164	1,267
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (e)	556	553
3.75% 3/26/25 (e)	550	532
Discover Bank 4.2% 8/8/23	259	262
Fifth Third Bancorp:
2.875% 7/27/20	4,000	4,000
8.25% 3/1/38	94	133
HBOS PLC 6.75% 5/21/18 (e)	180	199
HSBC Holdings PLC 4.25% 3/14/24	200	200
HSBC U.S.A., Inc. 1.625% 1/16/18	314	313
Huntington Bancshares, Inc. 7% 12/15/20	97	115
Huntington National Bank:
1.7% 2/26/18	3,052	3,029
2.4% 4/1/20	4,000	3,939
Intesa Sanpaolo SpA 5.017% 6/26/24 (e)	400	391
JPMorgan Chase & Co.:
2.75% 6/23/20	1,905	1,910
3.875% 9/10/24	3,066	3,017
4.125% 12/15/26	4,096	4,064
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
KeyBank NA:
1.7% 6/1/18	$ 300	$ 299
5.45% 3/3/16	294	301
Mizuho Bank Ltd. 1.8% 3/26/18 (e)	2,458	2,451
MUFG Americas Holdings Corp.:
1.625% 2/9/18	151	151
2.25% 2/10/20	509	505
PNC Bank NA:
1.6% 6/1/18	300	298
2.3% 6/1/20	300	296
Rabobank Nederland 4.375% 8/4/25	955	958
Regions Bank 6.45% 6/26/37	652	764
Regions Financial Corp. 2% 5/15/18	382	380
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	6,103	6,154
6% 12/19/23	874	932
6.1% 6/10/23	1,190	1,277
6.125% 12/15/22	694	748
The Toronto Dominion Bank 1.625% 3/13/18	2,395	2,392
Wells Fargo & Co. 4.48% 1/16/24	30	31
		79,385
Capital Markets - 1.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	580	554
4.25% 2/15/24	399	414
Deutsche Bank AG 4.5% 4/1/25	1,121	1,084
Deutsche Bank AG London Branch 1.875% 2/13/18	2,780	2,766
Goldman Sachs Group, Inc.:
1.748% 9/15/17	2,964	2,957
2.55% 10/23/19	3,392	3,398
2.625% 1/31/19	1,538	1,554
2.9% 7/19/18	526	538
5.25% 7/27/21	96	107
5.625% 1/15/17	500	525
5.95% 1/18/18	32	35
6% 6/15/20	600	684
6.15% 4/1/18	36	40
6.75% 10/1/37	2,000	2,379
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
4.25% 11/14/20	$ 324	$ 341
6.85% 6/15/17	18	19
Morgan Stanley:
1.875% 1/5/18	454	454
2.125% 4/25/18	2,454	2,463
2.375% 7/23/19	692	691
2.65% 1/27/20	1,715	1,716
4% 7/23/25	746	760
4.35% 9/8/26	2,000	1,995
4.875% 11/1/22	687	727
5% 11/24/25	93	98
5.45% 1/9/17	480	505
5.75% 1/25/21	268	304
6.625% 4/1/18	600	669
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	500	495
UBS AG Stamford Branch:
1.375% 6/1/17	438	436
1.8% 3/26/18	822	819
2.35% 3/26/20	300	299
		29,826
Consumer Finance - 0.5%
Discover Financial Services:
3.85% 11/21/22	462	450
3.95% 11/6/24	283	272
5.2% 4/27/22	42	44
6.45% 6/12/17	1,019	1,102
Ford Motor Credit Co. LLC:
1.461% 3/27/17	3,335	3,320
1.5% 1/17/17	239	238
1.7% 5/9/16	561	562
2.875% 10/1/18	400	403
Hyundai Capital America:
1.45% 2/6/17 (e)	476	475
1.625% 10/2/15 (e)	122	122
1.875% 8/9/16 (e)	92	92
2% 3/19/18 (e)	752	748
2.125% 10/2/17 (e)	521	522
2.875% 8/9/18 (e)	163	166
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Synchrony Financial:
1.875% 8/15/17	$ 95	$ 95
3% 8/15/19	140	140
3.75% 8/15/21	211	209
4.25% 8/15/24	213	210
		9,170
Diversified Financial Services - 0.0%
Brixmor Operating Partnership LP 3.875% 8/15/22	420	418
Insurance - 0.7%
AFLAC, Inc. 2.4% 3/16/20	1,000	1,001
AIA Group Ltd. 2.25% 3/11/19 (e)	200	199
American International Group, Inc.:
3.75% 7/10/25	1,024	1,027
4.875% 6/1/22	107	117
5.6% 10/18/16	318	333
Aon Corp.:
3.125% 5/27/16	376	382
3.5% 9/30/15	151	151
5% 9/30/20	133	146
Five Corners Funding Trust 4.419% 11/15/23 (e)	360	373
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(i)	12	12
Hartford Financial Services Group, Inc. 5.375% 3/15/17	6	6
Liberty Mutual Group, Inc. 5% 6/1/21 (e)	421	457
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	255
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (e)	629	570
5.375% 12/1/41 (e)	107	119
MetLife, Inc.:
1.903% 12/15/17 (i)	84	84
4.368% 9/15/23	305	323
4.75% 2/8/21	137	151
6.75% 6/1/16	290	302
Metropolitan Life Global Funding I 3% 1/10/23 (e)	223	218
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	203	305
Pacific LifeCorp:
5.125% 1/30/43 (e)	441	452
6% 2/10/20 (e)	409	460
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.:
2.3% 8/15/18	$ 51	$ 52
4.5% 11/16/21	200	218
4.75% 9/17/15	500	501
6.2% 11/15/40	134	159
7.375% 6/15/19	2,734	3,208
Symetra Financial Corp. 6.125% 4/1/16 (e)	38	39
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	505	517
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	120	121
4.125% 11/1/24 (e)	174	176
Unum Group:
4% 3/15/24	600	619
5.625% 9/15/20	270	302
5.75% 8/15/42	458	510
7.125% 9/30/16	19	20
		13,885
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	83
4.6% 4/1/22	108	112
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	98
American Tower Corp. 2.8% 6/1/20	500	494
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	166
4.2% 12/15/23	360	376
Boston Properties, Inc. 3.85% 2/1/23	432	439
Camden Property Trust:
2.95% 12/15/22	135	130
4.25% 1/15/24	304	314
Corporate Office Properties LP 5% 7/1/25	282	275
DDR Corp.:
3.625% 2/1/25	242	227
4.625% 7/15/22	247	257
4.75% 4/15/18	313	331
7.5% 4/1/17	203	220
9.625% 3/15/16	106	111
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.625% 4/15/23	$ 180	$ 177
3.75% 12/1/24	160	156
3.875% 10/15/22	310	313
4.375% 6/15/22	207	214
5.95% 2/15/17	144	153
6.5% 1/15/18	285	314
6.75% 3/15/20	12	14
8.25% 8/15/19	127	153
Equity One, Inc. 3.75% 11/15/22	400	398
ERP Operating LP:
2.375% 7/1/19	246	246
4.625% 12/15/21	540	583
4.75% 7/15/20	265	289
5.375% 8/1/16	117	121
5.75% 6/15/17	567	608
Federal Realty Investment Trust 5.9% 4/1/20	95	108
Government Properties Income Trust 3.75% 8/15/19	1,800	1,836
HCP, Inc. 3.75% 2/1/16	201	203
Health Care REIT, Inc.:
2.25% 3/15/18	147	147
4.7% 9/15/17	48	51
Lexington Corporate Properties Trust 4.4% 6/15/24	131	132
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	130	128
4.5% 4/1/27 (e)	3,808	3,658
4.95% 4/1/24	123	127
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	96
5% 12/15/23	67	71
Simon Property Group LP 4.125% 12/1/21	229	243
Weingarten Realty Investors 3.375% 10/15/22	68	67
WP Carey, Inc. 4% 2/1/25	613	593
		14,832
Real Estate Management & Development - 0.4%
BioMed Realty LP:
2.625% 5/1/19	217	217
3.85% 4/15/16	552	559
4.25% 7/15/22	163	166
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP: - continued
6.125% 4/15/20	$ 126	$ 142
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	353
4.1% 10/1/24	401	399
4.55% 10/1/29	401	389
4.95% 4/15/18	281	298
5.7% 5/1/17	1,000	1,057
6% 4/1/16	86	88
Digital Realty Trust LP:
3.95% 7/1/22	396	396
5.25% 3/15/21	201	219
Essex Portfolio LP 5.5% 3/15/17	113	119
Liberty Property LP:
3.375% 6/15/23	185	178
4.125% 6/15/22	177	181
4.4% 2/15/24	418	430
4.75% 10/1/20	394	425
5.5% 12/15/16	12	13
6.625% 10/1/17	281	308
Mack-Cali Realty LP:
2.5% 12/15/17	252	253
3.15% 5/15/23	426	378
4.5% 4/18/22	108	108
7.75% 8/15/19	23	26
Mid-America Apartments LP 4.3% 10/15/23	73	75
Post Apartment Homes LP 3.375% 12/1/22	70	68
Prime Property Funding, Inc. 5.7% 4/15/17 (e)	94	98
Reckson Operating Partnership LP 6% 3/31/16	114	117
Tanger Properties LP:
3.75% 12/1/24	300	293
3.875% 12/1/23	160	159
6.125% 6/1/20	478	543
Ventas Realty LP:
1.55% 9/26/16	250	250
3.5% 2/1/25	143	135
4.125% 1/15/26	192	190
4.375% 2/1/45	85	76
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	$ 227	$ 228
4% 4/30/19	114	119
		9,053
TOTAL FINANCIALS		156,569
HEALTH CARE - 1.1%
Biotechnology - 0.1%
Amgen, Inc.:
1.25% 5/22/17	378	377
2.2% 5/22/19	969	961
		1,338
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.675% 12/15/19	147	147
Boston Scientific Corp. 3.375% 5/15/22	410	398
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	1,048	1,045
2% 4/1/18	1,079	1,073
		2,663
Health Care Providers & Services - 0.4%
Aetna, Inc. 2.75% 11/15/22	52	50
Cardinal Health, Inc.:
1.95% 6/15/18	169	169
3.75% 9/15/25	1,000	1,001
Express Scripts Holding Co. 4.75% 11/15/21	458	490
HCA Holdings, Inc.:
3.75% 3/15/19	375	377
4.25% 10/15/19	1,330	1,357
6.5% 2/15/20	2,750	3,039
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	38
4.125% 9/15/20	259	274
UnitedHealth Group, Inc.:
3.35% 7/15/22	215	220
3.75% 7/15/25	591	605
		7,620
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	$ 102	$ 101
2.4% 2/1/19	65	65
4.15% 2/1/24	99	101
		267
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17	358	358
1.8% 5/14/18	1,445	1,435
2.9% 11/6/22	368	355
3.2% 11/6/22	536	529
3.6% 5/14/25	797	784
Actavis Funding SCS:
1.85% 3/1/17	1,926	1,928
2.35% 3/12/18	1,358	1,357
3% 3/12/20	466	464
3.45% 3/15/22	810	792
3.8% 3/15/25	584	566
Mylan, Inc. 1.35% 11/29/16	120	119
Perrigo Co. PLC 2.3% 11/8/18	200	200
Perrigo Finance PLC 3.5% 12/15/21	200	195
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	120
Zoetis, Inc.:
1.875% 2/1/18	57	57
3.25% 2/1/23	138	131
		9,390
TOTAL HEALTH CARE		21,278
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	309	350
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	6	6
6.9% 7/2/19	2	2
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 9	$ 9
8.36% 1/20/19	5	6
		23
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	203	201
2.625% 9/4/18	589	587
3.75% 2/1/22	505	505
3.875% 4/1/21	387	391
4.25% 9/15/24	336	332
4.75% 3/1/20	338	358
		2,374
TOTAL INDUSTRIALS		2,747
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	131	130
Tyco Electronics Group SA 2.375% 12/17/18	74	74
		204
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 4.375% 5/13/45	1,245	1,231
TOTAL INFORMATION TECHNOLOGY		1,435
MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	357
4.25% 11/15/20	186	197
		554
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	360	362
4.875% 11/4/44 (e)	728	645
Freeport-McMoRan, Inc. 2.3% 11/14/17	289	269
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	353
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.:
4.375% 1/11/22	$ 200	$ 185
6.25% 1/23/17	503	522
		2,336
TOTAL MATERIALS		2,890
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 2.45% 6/30/20	380	376
CenturyLink, Inc.:
5.15% 6/15/17	28	29
6% 4/1/17	70	73
6.15% 9/15/19	226	237
Embarq Corp.:
7.082% 6/1/16	236	244
7.995% 6/1/36	3,770	3,987
Verizon Communications, Inc.:
1.35% 6/9/17	591	589
2.625% 2/21/20	615	615
4.5% 9/15/20	1,100	1,183
5.012% 8/21/54	1,641	1,497
6.25% 4/1/37	187	210
6.4% 9/15/33	346	395
6.55% 9/15/43	1,127	1,331
		10,766
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 2.375% 9/8/16	276	279
TOTAL TELECOMMUNICATION SERVICES		11,045
UTILITIES - 0.9%
Electric Utilities - 0.6%
American Electric Power Co., Inc. 1.65% 12/15/17	147	147
American Transmission Systems, Inc. 5% 9/1/44 (e)	148	151
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,237
Dayton Power & Light Co. 1.875% 9/15/16	119	119
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	273	310
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.: - continued
6.4% 9/15/20 (e)	$ 850	$ 973
Edison International 3.75% 9/15/17	226	235
Entergy Corp. 4% 7/15/22	600	604
Eversource Energy:
1.45% 5/1/18	96	95
2.8% 5/1/23	435	417
Exelon Corp.:
1.55% 6/9/17	114	114
3.95% 6/15/25	539	540
FirstEnergy Corp.:
2.75% 3/15/18	1,093	1,097
4.25% 3/15/23	1,949	1,953
7.375% 11/15/31	608	732
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	706
IPALCO Enterprises, Inc. 3.45% 7/15/20 (e)	944	927
LG&E and KU Energy LLC:
2.125% 11/15/15	255	256
3.75% 11/15/20	49	51
Nevada Power Co. 6.5% 5/15/18	165	185
NV Energy, Inc. 6.25% 11/15/20	115	133
Pepco Holdings, Inc. 2.7% 10/1/15	240	240
Progress Energy, Inc. 4.4% 1/15/21	823	877
TECO Finance, Inc.:
4% 3/15/16	96	97
5.15% 3/15/20	141	154
		12,350
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	125
Texas Eastern Transmission LP 6% 9/15/17 (e)	326	352
		477
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
1.25% 3/15/17	700	696
2.5818% 9/30/66 (i)	823	717
7.5% 6/30/66 (i)	26	23
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	523	520
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
5.45% 9/15/20	$ 468	$ 524
6.4% 3/15/18	24	27
6.8% 1/15/19	677	772
PG&E Corp. 2.4% 3/1/19	55	55
Puget Energy, Inc.:
6% 9/1/21	457	522
6.5% 12/15/20	147	173
Sempra Energy:
2.3% 4/1/17	376	381
2.875% 10/1/22	1,154	1,106
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	21	18
		5,534
TOTAL UTILITIES		18,361
TOTAL NONCONVERTIBLE BONDS (Cost $287,323)		285,997
U.S. Government and Government Agency Obligations - 5.9%

U.S. Treasury Inflation-Protected Obligations - 1.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	5,930	5,335
1.375% 2/15/44	6,707	7,045
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	5,742	5,514
0.25% 1/15/25	3,952	3,810
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		21,704
U.S. Treasury Obligations - 4.8%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.1% 10/29/15 to 11/19/15 (g)	1,920	1,920
U.S. Treasury Bonds:
2.875% 8/15/45	3,060	3,011
3% 5/15/45	20,795	20,942
U.S. Treasury Notes:
0.5% 8/31/16	28,620	28,637
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 8/15/16	$ 23,000	$ 23,039
2.125% 5/15/25 (h)	19,121	18,950
TOTAL U.S. TREASURY OBLIGATIONS		96,499
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $119,446)		118,203
U.S. Government Agency - Mortgage Securities - 1.5%

Fannie Mae - 1.1%
2.302% 6/1/36 (i)	8	9
2.5% 1/1/28 to 5/1/30	1,151	1,171
2.546% 7/1/37 (i)	14	15
2.557% 6/1/42 (i)	38	39
2.96% 11/1/40 (i)	18	19
2.982% 9/1/41 (i)	19	19
3% 1/1/43 to 8/1/45	1,308	1,317
3% 9/1/45 (f)	600	603
3% 9/1/45 (f)	500	502
3% 10/1/45 (f)	100	100
3.059% 10/1/41 (i)	10	11
3.239% 7/1/41 (i)	32	34
3.309% 10/1/41 (i)	17	18
3.5% 2/1/26 to 8/1/45	1,283	1,335
3.5% 9/1/45 (f)	300	311
3.5% 9/1/45 (f)	800	829
3.5% 9/1/45 (f)	500	518
3.5% 9/1/45 (f)	2,300	2,383
3.554% 7/1/41 (i)	37	39
4% 6/1/42 to 7/1/45	2,377	2,534
4% 9/1/45 (f)	1,100	1,168
4% 9/1/45 (f)	1,100	1,168
4.5% 12/1/23 to 2/1/45	2,657	2,901
4.5% 9/1/45 (f)	2,000	2,167
4.5% 9/1/45	1,200	1,300
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 12/1/39 to 1/1/40	$ 76	$ 85
6% 11/1/35 to 8/1/37	299	343
TOTAL FANNIE MAE		20,938
Freddie Mac - 0.3%
3% 3/1/45 to 7/1/45	899	902
3.155% 10/1/35 (i)	15	16
3.22% 9/1/41 (i)	20	21
3.235% 4/1/41 (i)	27	28
3.289% 6/1/41 (i)	25	26
3.444% 5/1/41 (i)	26	28
3.5% 9/1/42 to 6/1/45	1,433	1,486
3.62% 6/1/41 (i)	33	35
3.705% 5/1/41 (i)	29	30
4% 2/1/41 to 9/1/44	557	592
4.5% 3/1/44	174	188
5% 11/1/40 to 6/1/41	655	728
5.5% 6/1/41	2,003	2,232
TOTAL FREDDIE MAC		6,312
Ginnie Mae - 0.1%
3% 6/20/42 to 6/20/45	282	286
3.5% 10/20/42 to 8/20/45	1,452	1,514
4% 9/20/40 to 6/20/45	519	553
4.5% 5/20/41	168	182
5.5% 6/15/35	97	111
TOTAL GINNIE MAE		2,646
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $29,826)		29,896
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.9044% 4/25/35 (i)	30	27
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2494% 12/25/33 (i)	2	2
Series 2004-R2 Class M3, 1.0244% 4/25/34 (i)	4	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (i)	$ 2	$ 2
Series 2004-W11 Class M2, 1.2494% 11/25/34 (i)	25	25
Series 2004-W7 Class M1, 1.0244% 5/25/34 (i)	27	26
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (i)	52	19
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0244% 4/25/34 (i)	78	72
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	360	360
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (i)	82	54
CFC LLC Series 2013-2A Class A, 1.75% 11/15/17 (e)	47	47
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	1,000	1,009
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6544% 4/25/34 (i)	3	3
Series 2004-4 Class M2, 0.9944% 6/25/34 (i)	5	4
Series 2004-7 Class AF5, 5.868% 1/25/35	104	108
Fannie Mae Series 2004-T5 Class AB3, 0.9538% 5/28/35 (i)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3744% 8/25/34 (i)	13	12
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0244% 3/25/34 (i)	0*	0*
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	615	614
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9344% 1/25/35 (i)	43	37
Class M4, 1.2194% 1/25/35 (i)	16	10
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (e)(i)	47	44
GE Business Loan Trust Series 2006-2A:
Class A, 0.3776% 11/15/34 (e)(i)	20	19
Class B, 0.4776% 11/15/34 (e)(i)	7	7
Class C, 0.5776% 11/15/34 (e)(i)	12	11
Class D, 0.9476% 11/15/34 (e)(i)	5	4
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4894% 8/25/33 (i)	21	20
Series 2003-5 Class A2, 0.8905% 12/25/33 (i)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (i)	56	37
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Invitation Homes Trust:
Series 2015-SFR2:
Class A, 1.536% 6/17/32 (e)(i)	$ 1,083	$ 1,077
Class B, 1.836% 6/17/32 (e)(i)	268	266
Series 2015-SFR3 Class E, 3.933% 8/17/32 (e)(i)	263	261
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3205% 11/25/36 (i)	14	14
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.612% 12/27/29 (i)	6	6
Series 2006-A Class 2C, 1.432% 3/27/42 (i)	43	21
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4994% 5/25/37 (i)	15	0*
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1744% 7/25/34 (i)	2	2
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (i)	9	9
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (i)	37	36
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (i)	3	2
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (i)	13	12
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (i)	10	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7005% 9/25/35 (i)	65	57
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (i)	24	23
Class M4, 2.3744% 9/25/34 (i)	31	14
Series 2005-WCH1 Class M4, 1.4444% 1/25/36 (i)	67	59
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (i)	0*	0*
Santander Drive Auto Receivables Trust:
Series 2014-4 Class C, 2.6% 11/16/20	223	225
Series 2015-1 Class A3, 1.27% 2/15/19	1,441	1,439
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9944% 3/25/35 (i)	36	33
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2359% 6/15/33 (i)	31	30
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9244% 9/25/34 (i)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (i)	1	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8435% 4/6/42 (e)(i)	$ 60	$ 34
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0951% 10/25/44 (e)(i)	81	81
TOTAL ASSET-BACKED SECURITIES (Cost $5,911)		6,283
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7594% 1/25/35 (i)	49	48
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5683% 10/25/34 (i)	21	20
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4028% 12/20/54 (e)(i)	271	268
Series 2006-2 Class C1, 1.1428% 12/20/54 (i)	242	236
Series 2006-3 Class C2, 1.2028% 12/20/54 (i)	50	49
Series 2006-4:
Class C1, 0.9628% 12/20/54 (i)	103	100
Class M1, 0.5428% 12/20/54 (i)	44	43
Series 2007-1:
Class 1C1, 0.8028% 12/20/54 (i)	84	81
Class 1M1, 0.5028% 12/20/54 (i)	54	52
Class 2C1, 1.0628% 12/20/54 (i)	38	37
Class 2M1, 0.7028% 12/20/54 (i)	70	69
Series 2007-2 Class 2C1, 1.0576% 12/17/54 (i)	97	94
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.737% 1/20/44 (i)	19	19
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5847% 8/25/36 (i)	45	38
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (i)	17	16
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (i)	29	26
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4894% 7/25/35 (i)	46	44
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5385% 6/10/35 (e)(i)	9	8
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (i)	$ 1	$ 1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5121% 4/25/33 (i)	8	7
TOTAL PRIVATE SPONSOR		1,256
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	2	2
Ginnie Mae pass thru certificates Series H69 Class JA, 2.5% 8/1/60 (f)(l)	939	962
TOTAL U.S. GOVERNMENT AGENCY		964
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,250)		2,220
Commercial Mortgage Securities - 2.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4464% 2/14/43 (i)(k)	18	0*
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.7271% 5/10/45 (i)	205	207
Series 2006-3 Class A4, 5.889% 7/10/44	1,780	1,812
Series 2006-6 Class A3, 5.369% 10/10/45	150	151
Series 2006-4 Class A1A, 5.617% 7/10/46 (i)	833	857
Series 2006-6 Class E, 5.619% 10/10/45 (e)	43	5
Series 2007-2 Class A4, 5.6126% 4/10/49 (i)	2,705	2,817
Series 2007-3 Class A4, 5.5746% 6/10/49 (i)	691	723
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	248	259
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 1.784% 5/15/32 (e)(i)	3,264	3,231
Class C, 2.2373% 5/15/32 (e)(i)	435	431
Class D, 3.0855% 5/15/32 (e)(i)	228	226
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4744% 12/25/33 (e)(i)	2	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (e)(i)	$ 36	$ 32
Class B1, 1.5994% 1/25/36 (e)(i)	1	1
Class M1, 0.6494% 1/25/36 (e)(i)	12	9
Class M2, 0.6694% 1/25/36 (e)(i)	3	3
Class M3, 0.6994% 1/25/36 (e)(i)	5	4
Class M4, 0.8094% 1/25/36 (e)(i)	3	2
Class M5, 0.8494% 1/25/36 (e)(i)	3	2
Class M6, 0.8994% 1/25/36 (e)(i)	3	2
Series 2006-3A Class M4, 0.6294% 10/25/36 (e)(i)	1	0*
Series 2007-1 Class A2, 0.4694% 3/25/37 (e)(i)	20	17
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (e)(i)	21	18
Class A2, 0.5194% 7/25/37 (e)(i)	19	16
Class M1, 0.5694% 7/25/37 (e)(i)	7	5
Class M2, 0.6094% 7/25/37 (e)(i)	4	2
Class M3, 0.6894% 7/25/37 (e)(i)	3	2
Series 2007-3:
Class A2, 0.4894% 7/25/37 (e)(i)	22	18
Class M1, 0.5094% 7/25/37 (e)(i)	4	3
Class M2, 0.5394% 7/25/37 (e)(i)	4	3
Class M3, 0.5694% 7/25/37 (e)(i)	7	3
Class M4, 0.6994% 7/25/37 (e)(i)	10	3
Class M5, 0.7994% 7/25/37 (e)(i)	5	1
Series 2007-4A Class M1, 1.1494% 9/25/37 (e)(i)	7	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (e)(i)(k)	191	1
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7053% 6/11/40 (i)	44	47
Series 2006-T22 Class A4, 5.5924% 4/12/38 (i)	6	6
Series 2007-PW18 Class X2, 0.3003% 6/11/50 (e)(i)(k)	3,453	4
Series 2007-T28 Class X2, 0.1359% 9/11/42 (e)(i)(k)	2,150	0*
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (e)(i)	14	13
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1976% 12/15/27 (e)(i)	188	188
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (e)(i)	446	452
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	$ 102	$ 104
Series 2007-CD4:
Class A3, 5.293% 12/11/49	7	7
Class A4, 5.322% 12/11/49	2,380	2,461
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	84	82
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0476% 4/15/17 (e)(i)	6	6
sequential payer Series 2006-C7 Class A1A, 5.7386% 6/10/46 (i)	199	204
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	68	72
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (e)(i)(k)	0*	0*
CSMC Series 2015-TOWN:
Class B, 2.0976% 3/15/17 (e)(i)	104	103
Class C, 2.4476% 3/15/17 (e)(i)	101	100
Class D, 3.3976% 3/15/17 (e)(i)	153	152
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (e)(i)	510	512
Class CFX, 3.4949% 12/15/19 (e)(i)	433	427
Class DFX, 3.3822% 12/15/19 (e)(i)	367	357
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,968	2,039
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8187% 7/10/38 (i)	2,578	2,616
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (i)	94	94
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	69	71
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	100	100
Class DFX, 4.4065% 11/5/30 (e)	765	767
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4776% 11/15/18 (e)(i)	5	5
Class F, 0.5276% 11/15/18 (e)(i)	14	14
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-FL2A: - continued
Class G, 0.5576% 11/15/18 (e)(i)	$ 13	$ 12
Class H, 0.6976% 11/15/18 (e)(i)	10	9
Series 2014-BXH:
Class C, 1.8476% 4/15/27 (e)(i)	130	130
Class D, 2.4476% 4/15/27 (e)(i)	277	276
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	478	492
Class A4, 5.552% 5/12/45	193	196
Series 2006-CB17 Class A4, 5.429% 12/12/43	229	236
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	181	186
Series 2006-LDP9 Class A3, 5.336% 5/15/47	30	31
Series 2007-CB18 Class A4, 5.44% 6/12/47	66	69
Series 2007-CB19 Class A4, 5.695% 2/12/49 (i)	1,124	1,184
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (i)	790	832
Series 2007-LDPX Class A3, 5.42% 1/15/49	516	538
Series 2006-LDP7 Class A4, 5.9047% 4/15/45 (i)	677	689
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (i)	4	0*
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (i)	203	214
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	34	35
Series 2006-C7 Class A2, 5.3% 11/15/38	24	24
Series 2007-C1 Class A4, 5.424% 2/15/40	524	546
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	74	77
Series 2007-C7 Class A3, 5.866% 9/15/45	438	472
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4161% 1/12/44 (e)(i)	65	64
Series 2007-C1 Class A4, 5.8347% 6/12/50 (i)	354	369
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (i)	35	36
Class ASB, 5.133% 12/12/49 (i)	4	4
Series 2007-5 Class A4, 5.378% 8/12/48	58	60
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	550	576
Series 2007-7 Class A4, 5.7429% 6/12/50 (i)	246	260
Series 2007-6 Class B, 5.635% 3/12/51 (i)	75	23
Series 2007-8 Class A3, 5.8811% 8/12/49 (i)	65	69
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (e)(i)	$ 16	$ 16
Series 2007-XLFA:
Class D, 0.374% 10/15/20 (e)(i)	29	29
Class E, 0.4355% 10/15/20 (e)(i)	38	38
Class F, 0.4855% 10/15/20 (e)(i)	23	23
Class G, 0.5255% 10/15/20 (e)(i)	28	28
Class H, 0.6155% 10/15/20 (e)(i)	18	17
Class J, 0.7655% 10/15/20 (e)(i)	10	9
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	4	4
Series 2006-IQ11 Class A4, 5.7068% 10/15/42 (i)	14	14
Series 2007-IQ14 Class A4, 5.692% 4/15/49	2,968	3,111
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	721	914
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7976% 9/15/21 (e)(i)	18	17
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	303	313
Series 2006-C29 Class A1A, 5.297% 11/15/48	259	270
Series 2007-C30 Class A5, 5.342% 12/15/43	2,086	2,171
Series 2007-C31 Class A4, 5.509% 4/15/47	1,245	1,270
Series 2007-C32 Class A3, 5.7146% 6/15/49 (i)	235	247
Series 2007-C33:
Class A4, 5.9507% 2/15/51 (i)	1,288	1,346
Class A5, 5.9507% 2/15/51 (i)	50	54
Series 2005-C22 Class B, 5.3736% 12/15/44 (i)	166	165
Series 2006-C26 Class A1A, 6.009% 6/15/45 (i)	402	413
Series 2006-C27 Class A1A, 5.749% 7/15/45 (i)	694	714
Series 2007-C31 Class C, 5.6711% 4/15/47 (i)	21	20
Series 2007-C31A Class A2, 5.421% 4/15/47	150	150
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,988)		40,934
Municipal Securities - 1.1%

California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	97
7.3% 10/1/39	535	741
7.5% 4/1/34	465	648
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 1,375	$ 1,981
7.6% 11/1/40	895	1,313
7.625% 3/1/40	2,275	3,277
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	78
Series 2010 C1, 7.781% 1/1/35	1,030	1,046
Series 2012 B, 5.432% 1/1/42	105	85
6.314% 1/1/44	515	448
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	280	288
4.95% 6/1/23	585	595
5.1% 6/1/33	6,465	5,999
Series 2010 5, 6.2% 7/1/21	230	252
Series 2010-1, 6.63% 2/1/35	1,325	1,364
Series 2010-3:
5.547% 4/1/19	10	11
6.725% 4/1/35	1,350	1,397
7.35% 7/1/35	565	606
Series 2011:
4.961% 3/1/16	35	36
5.365% 3/1/17	15	16
5.665% 3/1/18	410	438
5.877% 3/1/19	1,320	1,442
Series 2013:
2.69% 12/1/17	110	110
3.14% 12/1/18	115	115
TOTAL MUNICIPAL SECURITIES (Cost $23,199)		22,383
Bank Notes - 0.4%

Bank of America NA:
1.65% 3/26/18	761	757
5.3% 3/15/17	420	442
Capital One NA 1.65% 2/5/18	2,362	2,332
Discover Bank:
(Delaware) 3.2% 8/9/21	598	588
3.1% 6/4/20	782	780
KeyBank NA 2.25% 3/16/20	1,500	1,484
Bank Notes - continued
	Principal Amount (000s)	Value (000s)
Marshall & Ilsley Bank 5% 1/17/17	$ 259	$ 270
Regions Bank 7.5% 5/15/18	1,282	1,454
TOTAL BANK NOTES (Cost $8,082)		8,107
Fixed-Income Funds - 7.3%
	Shares
Fidelity High Income Central Fund 2 (j)	331,242	36,370
Fidelity Mortgage Backed Securities Central Fund (j)	1,002,265	109,407
TOTAL FIXED-INCOME FUNDS (Cost $139,481)		145,777
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.15% (b)	49,795,541	49,796
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	4,516,450	4,516
TOTAL MONEY MARKET FUNDS (Cost $54,312)		54,312
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,853,269)		2,014,789
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(9,173)
NET ASSETS - 100%		$ 2,005,616
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/45	$ (500)	(502)
3% 9/1/45	(500)	(502)
3% 9/1/45	(100)	(100)
3.5% 9/1/45	(300)	(311)
3.5% 9/1/45	(300)	(311)
4% 9/1/45	(800)	(850)
4.5% 9/1/45	(1,200)	(1,300)
4.5% 9/1/45	(1,200)	(1,300)
4.5% 9/1/45	(400)	(433)
TOTAL FANNIE MAE		(5,609)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac
3% 9/1/45	$ (400)	$ (401)
Ginnie Mae
3.5% 9/1/45	(400)	(416)
4% 9/1/45	(300)	(318)
TOTAL GINNIE MAE		(734)
TOTAL TBA SALE COMMITMENTS (Proceeds $6,735)		$ (6,744)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
178 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$ 17,526	$ (699)

The face value of futures purchased as a percentage of net assets is 0.9%
For the period, the average monthly notional amount for futures in the aggregate was $27,720,000.
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	$ 15	$ (14)	$ -	$ (14)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,018,000 or 2.4% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $867,000.

(h) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $13,000.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,056,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 281
* Values shown as $0 may reflect amounts less than $500.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 101
Fidelity High Income Central Fund 2	2,183
Fidelity Mortgage Backed Securities Central Fund	2,011
Fidelity Securities Lending Cash Central Fund	95
Total	$ 4,390
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 36,948	$ 2,200	$ -	$ 36,370	4.6%
Fidelity Mortgage Backed Securities Central Fund	78,954	49,525	19,728	109,407	2.1%
Total	$ 115,902	$ 51,725	$ 19,728	$ 145,777
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 184,427	$ 183,502	$ -	$ 925
Consumer Staples	124,517	121,476	3,041	-
Energy	95,926	95,926	-	-
Financials	211,613	211,613	-	-
Health Care	202,494	199,645	2,849	-
Industrials	124,030	124,030	-	-
Information Technology	244,577	244,446	-	131
Materials	48,119	48,119	-	-
Telecommunication Services	30,811	30,811	-	-
Utilities	34,163	34,163	-	-
Corporate Bonds	285,997	-	285,997	-
U.S. Government and Government Agency Obligations	118,203	-	118,203	-
U.S. Government Agency - Mortgage Securities	29,896	-	29,896	-
Asset-Backed Securities	6,283	-	6,223	60
Collateralized Mortgage Obligations	2,220	-	2,220	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Commercial Mortgage Securities	$ 40,934	$ -	$ 40,934	$ -
Municipal Securities	22,383	-	22,383	-
Bank Notes	8,107	-	8,107	-
Fixed-Income Funds	145,777	145,777	-	-
Money Market Funds	54,312	54,312	-	-
Total Investments in Securities:	$ 2,014,789	$ 1,493,820	$ 519,853	$ 1,116
Derivative Instruments:
Liabilities
Futures Contracts	$ (699)	$ (699)	$ -	$ -
Swaps	$ (14)	$ -	$ (14)	$ -
Total Derivative Instruments:	$ (713)	$ (699)	$ (14)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (6,744)	$ -	$ (6,744)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (b)	$ -	$ (14)
Equity Risk
Futures Contracts (a)	-	(699)
Total Value of Derivatives	$ -	$ (713)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	13.0%
AAA,AA,A	6.9%
BBB	9.0%
BB	2.7%
B	1.1%
CCC,CC,C	0.2%
D	0.0%
Not Rated	0.0%
Equities	64.9%
Short-Term Investments and Net Other Assets	2.2%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.5%
United Kingdom	2.3%
Ireland	2.2%
Cayman Islands	1.3%
Bermuda	1.0%
Others (Individually Less Than 1%)	4.7%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2015

Assets
Investment in securities, at value (including securities loaned of $4,306) - See accompanying schedule: Unaffiliated issuers (cost $1,659,476)	$ 1,814,700
Fidelity Central Funds (cost $193,793)	200,089
Total Investments (cost $1,853,269)		$ 2,014,789
Cash		25
Receivable for investments sold		7,587
Receivable for TBA sale commitments		6,735
Receivable for fund shares sold		4,368
Dividends receivable		1,778
Interest receivable		4,050
Distributions receivable from Fidelity Central Funds		12
Prepaid expenses		7
Other receivables		76
Total assets		2,039,427

Liabilities
Payable for investments purchased
Regular delivery	$ 4,291
Delayed delivery	12,412
TBA sale commitments, at value	6,744
Payable for fund shares redeemed	3,677
Bi-lateral OTC swaps, at value	14
Accrued management fee	678
Distribution and service plan fees payable	759
Payable for daily variation margin for derivative instruments	182
Other affiliated payables	381
Other payables and accrued expenses	157
Collateral on securities loaned, at value	4,516
Total liabilities		33,811

Net Assets		$ 2,005,616
Net Assets consist of:
Paid in capital		$ 1,777,356
Undistributed net investment income		4,693
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		62,775
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		160,792
Net Assets		$ 2,005,616

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($451,418 ÷ 24,068.619 shares)	$ 18.76

Maximum offering price per share (100/94.25 of $18.76)	$ 19.90
Class T:
Net Asset Value and redemption price per share ($987,538 ÷ 52,153.467 shares)	$ 18.94

Maximum offering price per share (100/96.50 of $18.94)	$ 19.63
Class B:
Net Asset Value and offering price per share ($7,133 ÷ 379.921 shares)A	$ 18.77

Class C:
Net Asset Value and offering price per share ($281,910 ÷ 15,127.670 shares)A	$ 18.64

Class I:
Net Asset Value, offering price and redemption price per share ($241,903 ÷ 12,682.423 shares)	$ 19.07

Class Z:
Net Asset Value, offering price and redemption price per share ($35,714 ÷ 1,872.361 shares)	$ 19.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2015

Investment Income
Dividends		$ 19,846
Interest		13,538
Income from Fidelity Central Funds		4,390
Total income		37,774

Expenses
Management fee	$ 7,427
Transfer agent fees	3,463
Distribution and service plan fees	8,325
Accounting and security lending fees	729
Custodian fees and expenses	111
Independent trustees' compensation	6
Appreciation in deferred trustee compensation account	2
Registration fees	143
Audit	111
Legal	10
Miscellaneous	17
Total expenses before reductions	20,344
Expense reductions	(117)	20,227
Net investment income (loss)		17,547
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,203
Fidelity Central Funds	207
Foreign currency transactions	(42)
Futures contracts	459
Total net realized gain (loss)		107,827
Change in net unrealized appreciation (depreciation) on: Investment securities	(129,281)
Assets and liabilities in foreign currencies	(1)
Futures contracts	(1,416)
Swaps	1
Delayed delivery commitments	(3)
Total change in net unrealized appreciation (depreciation)		(130,700)
Net gain (loss)		(22,873)
Net increase (decrease) in net assets resulting from operations		$ (5,326)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,547	$ 15,357
Net realized gain (loss)	107,827	98,962
Change in net unrealized appreciation (depreciation)	(130,700)	136,177
Net increase (decrease) in net assets resulting from operations	(5,326)	250,496
Distributions to shareholders from net investment income	(14,662)	(15,035)
Distributions to shareholders from net realized gain	(102,364)	(56,875)
Total distributions	(117,026)	(71,910)
Share transactions - net increase (decrease)	480,832	162,208
Total increase (decrease) in net assets	358,480	340,794

Net Assets
Beginning of period	1,647,136	1,306,342
End of period (including undistributed net investment income of $4,693 and undistributed net investment income of $2,503, respectively)	$ 2,005,616	$ 1,647,136

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Balanced Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 20.10	$ 17.84	$ 16.31	$ 14.83	$ 13.29
Income from Investment Operations
Net investment income (loss) C	.22	.23	.22	.24	.23
Net realized and unrealized gain (loss)	(.15)	3.03	1.52	1.48	1.55
Total from investment operations	.07	3.26	1.74	1.72	1.78
Distributions from net investment income	(.19)	(.23)	(.21)	(.24)	(.23)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)
Total distributions	(1.41) G	(1.00)	(.21)	(.24)	(.24)
Net asset value, end of period	$ 18.76	$ 20.10	$ 17.84	$ 16.31	$ 14.83
Total ReturnA, B	.51%	18.93%	10.74%	11.72%	13.34%
Ratios to Average Net AssetsD, F
Expenses before reductions	.90%	.92%	.95%	.98%	1.00%
Expenses net of fee waivers, if any	.90%	.92%	.95%	.98%	1.00%
Expenses net of all reductions	.90%	.92%	.94%	.98%	.99%
Net investment income (loss)	1.13%	1.22%	1.27%	1.56%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 451	$ 366	$ 270	$ 249	$ 215
Portfolio turnover rate E	117%	79%	124%	124%	146% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $1.41 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.212 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Balanced Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 20.28	$ 17.99	$ 16.44	$ 14.95	$ 13.40
Income from Investment Operations
Net investment income (loss) C	.18	.19	.18	.21	.20
Net realized and unrealized gain (loss)	(.16)	3.05	1.54	1.49	1.56
Total from investment operations	.02	3.24	1.72	1.70	1.76
Distributions from net investment income	(.14)	(.19)	(.17)	(.21)	(.20)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)
Total distributions	(1.36) H	(.95) G	(.17)	(.21)	(.21)
Net asset value, end of period	$ 18.94	$ 20.28	$ 17.99	$ 16.44	$ 14.95
Total ReturnA, B	.25%	18.66%	10.55%	11.44%	13.09%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.14%	1.15%	1.17%	1.19%	1.20%
Expenses net of fee waivers, if any	1.14%	1.15%	1.17%	1.19%	1.20%
Expenses net of all reductions	1.14%	1.15%	1.16%	1.18%	1.19%
Net investment income (loss)	.89%	.99%	1.05%	1.36%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$ 988	$ 960	$ 821	$ 737	$ 673
Portfolio turnover rate E	117%	79%	124%	124%	146% I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.95 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.768 per share.

H Total distributions of $1.36 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $1.212 per share.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Balanced Fund Class B

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 20.11	$ 17.84	$ 16.30	$ 14.81	$ 13.27
Income from Investment Operations
Net investment income (loss) C	.06	.07	.08	.12	.11
Net realized and unrealized gain (loss)	(.16)	3.03	1.52	1.47	1.54
Total from investment operations	(.10)	3.10	1.60	1.59	1.65
Distributions from net investment income	(.03)	(.06)	(.06)	(.10)	(.10)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)
Total distributions	(1.24)	(.83)	(.06)	(.10)	(.11)
Net asset value, end of period	$ 18.77	$ 20.11	$ 17.84	$ 16.30	$ 14.81
Total ReturnA, B	(.37)%	17.95%	9.85%	10.78%	12.42%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.73%	1.76%	1.78%	1.78%	1.80%
Expenses net of fee waivers, if any	1.73%	1.76%	1.78%	1.78%	1.80%
Expenses net of all reductions	1.73%	1.75%	1.77%	1.78%	1.79%
Net investment income (loss)	.30%	.38%	.44%	.76%	.73%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 11	$ 13	$ 15	$ 19
Portfolio turnover rate E	117%	79%	124%	124%	146% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Balanced Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 19.99	$ 17.76	$ 16.24	$ 14.77	$ 13.23
Income from Investment Operations
Net investment income (loss) C	.07	.09	.09	.13	.12
Net realized and unrealized gain (loss)	(.15)	3.01	1.52	1.46	1.55
Total from investment operations	(.08)	3.10	1.61	1.59	1.67
Distributions from net investment income	(.06)	(.10)	(.09)	(.12)	(.12)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)
Total distributions	(1.27)	(.87)	(.09)	(.12)	(.13)
Net asset value, end of period	$ 18.64	$ 19.99	$ 17.76	$ 16.24	$ 14.77
Total ReturnA, B	(.25)%	18.01%	9.93%	10.81%	12.59%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.66%	1.68%	1.71%	1.73%	1.74%
Expenses net of fee waivers, if any	1.66%	1.68%	1.71%	1.73%	1.74%
Expenses net of all reductions	1.66%	1.68%	1.70%	1.72%	1.73%
Net investment income (loss)	.37%	.46%	.51%	.81%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 282	$ 160	$ 105	$ 80	$ 69
Portfolio turnover rate E	117%	79%	124%	124%	146% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Balanced Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 18.11	$ 16.55	$ 15.06	$ 13.49
Income from Investment Operations
Net investment income (loss) B	.27	.29	.27	.29	.28
Net realized and unrealized gain (loss)	(.16)	3.06	1.55	1.49	1.57
Total from investment operations	.11	3.35	1.82	1.78	1.85
Distributions from net investment income	(.25)	(.28)	(.26)	(.29)	(.27)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)
Total distributions	(1.46)	(1.04) F	(.26)	(.29)	(.28)
Net asset value, end of period	$ 19.07	$ 20.42	$ 18.11	$ 16.55	$ 15.06
Total ReturnA	.72%	19.21%	11.08%	11.96%	13.69%
Ratios to Average Net AssetsC, E
Expenses before reductions	.65%	.66%	.68%	.70%	.71%
Expenses net of fee waivers, if any	.64%	.66%	.68%	.70%	.71%
Expenses net of all reductions	.64%	.66%	.67%	.70%	.70%
Net investment income (loss)	1.39%	1.48%	1.54%	1.84%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$ 242	$ 124	$ 97	$ 66	$ 42
Portfolio turnover rate D	117%	79%	124%	124%	146% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $1.04 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.768 per share.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Balanced Fund Class Z

Years ended August 31,	2015	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 18.11	$ 18.56
Income from Investment Operations
Net investment income (loss) D	.30	.32	.01
Net realized and unrealized gain (loss)	(.17)	3.06	(.46)
Total from investment operations	.13	3.38	(.45)
Distributions from net investment income	(.27)	(.31)	-
Distributions from net realized gain	(1.21)	(.77)	-
Total distributions	(1.48)	(1.07) I	-
Net asset value, end of period	$ 19.07	$ 20.42	$ 18.11
Total ReturnB, C	.85%	19.40%	(2.42)%
Ratios to Average Net AssetsE, H
Expenses before reductions	.51%	.51%	.53%A
Expenses net of fee waivers, if any	.51%	.51%	.53%A
Expenses net of all reductions	.50%	.51%	.52%A
Net investment income (loss)	1.53%	1.62%	.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,714	$ 26,518	$ 98
Portfolio turnover rateF	117%	79%	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.07 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.768 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I (formerly Institutional Class) and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Restricted Securities	Less than .005%

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events,

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type

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3. Significant Accounting Policies - continued

Investment Valuation - continued

or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, premium on debt securities, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 232,586
Gross unrealized depreciation	(84,527)
Net unrealized appreciation (depreciation) on securities	$ 148,059

Tax Cost	$ 1,866,730

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(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 15,337
Undistributed long-term capital gain	$ 64,926
Net unrealized appreciation (depreciation) on securities and other investments	$ 148,030

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 43,723	$ 20,678
Long-term Capital Gains	73,303	51,232
Total	$ 117,026	$ 71,910

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral

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Risk Exposures and the Use of Derivative Instruments - continued

OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ -	$ 1
Equity Risk
Futures Contracts	384	(1,416)
Interest Rate Risk
Futures Contracts	75	-

TotalsA	$ 459	$ (1,415)

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities.

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(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against

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4. Derivative Instruments - continued

Credit Default Swaps - continued

defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,431,169 and $1,051,919, respectively.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,026	$ 35
Class T	.25%	.25%	5,029	22
Class B	.75%	.25%	93	70
Class C	.75%	.25%	2,177	713
			$ 8,325	$ 840

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 328
Class T	72
Class B*	5
Class C*	47
$ 452

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 801.20
Class T	1,831.18
Class B	25.27
Class C	442.20
Class I	349.19
Class Z	15.05
	$ 3,463

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $15 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $11. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $95 (including $34 from securities loaned to FCM).

Annual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $74 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8 and a portion of class-level operating expenses as follows:

Amount
Class A	$ 8
Class T	21
Class B	-*
Class C	3
Class I	3
$ 35

* In the amount of less than $500 dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Class A	$ 4,011	$ 3,866
Class T	7,310	8,717
Class B	12	39
Class C	666	701
Class I	2,227	1,632
Class Z	436	80
Total	$ 14,662	$ 15,035
From net realized gain
Class A	$ 22,655	$ 11,846
Class T	58,591	35,422
Class B	624	522
Class C	10,374	4,798
Class I	8,438	4,283
Class Z	1,682	4
Total	$ 102,364	$ 56,875

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class A
Shares sold	9,846	5,619	$ 191,574	$ 106,689
Reinvestment of distributions	1,367	819	25,452	14,945
Shares redeemed	(5,359)	(3,372)	(103,975)	(64,162)
Net increase (decrease)	5,854	3,066	$ 113,051	$ 57,472
Class T
Shares sold	12,721	10,824	$ 249,731	$ 206,801
Reinvestment of distributions	3,418	2,330	64,182	42,769
Shares redeemed	(11,333)	(11,440)	(222,159)	(218,867)
Net increase (decrease)	4,806	1,714	$ 91,754	$ 30,703
Class B
Shares sold	74	48	$ 1,411	$ 932
Reinvestment of distributions	31	28	575	499
Shares redeemed	(259)	(249)	(5,038)	(4,713)
Net increase (decrease)	(154)	(173)	$ (3,052)	$ (3,282)
Class C
Shares sold	8,492	3,067	$ 164,051	$ 57,908
Reinvestment of distributions	548	280	10,127	5,062
Shares redeemed	(1,919)	(1,247)	(37,100)	(23,564)
Net increase (decrease)	7,121	2,100	$ 137,078	$ 39,406
Class I
Shares sold	9,348	4,018	$ 185,064	$ 77,571
Reinvestment of distributions	514	308	9,738	5,707
Shares redeemed	(3,233)	(3,655)	(64,102)	(70,640)
Net increase (decrease)	6,629	671	$ 130,700	$ 12,638
Class Z
Shares sold	790	1,348	$ 15,691	$ 26,331
Reinvestment of distributions	112	4	2,117	84
Shares redeemed	(329)	(58)	(6,507)	(1,144)
Net increase (decrease)	573	1,294	$ 11,301	$ 25,271

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 22, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014), a Director of FMR (investment adviser firm, 2007-2014), and a Director of FMR Co., Inc. (investment adviser firm, 2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as a Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010- 2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008- present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (Japan) Limited (investment adviser firm), FMR Investment Management (U.K.) Limited (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), Pyramis Global Advisors, LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	10/12/2015	10/09/2015	$0.055	$0.699
Class T	10/12/2015	10/09/2015	$0.042	$0.699
Class B	10/12/2015	10/09/2015	$0.010	$0.699
Class C	10/12/2015	10/09/2015	$0.024	$0.699

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2015, $87,136,380, or, if subsequently determined to be different, the net capital gain of such year.

A total of 4.66% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $5,976,032 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class A designates 5%, 48%, 100% and 100%; Class T designates 5%, 54%, 100% and 100%; Class B designates 6%, 84%, 100% and 0%; and Class C designates 6%, 73%, 100% and 100%; of the dividends distributed in October 2014, December 2014, April 2015, and July 2015, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 15%, 51%, 100% and 100%; Class T designates 15%, 58%, 100% and 100%; Class B designates 17%, 89%, 100% and 0%; and Class C designates 16%, 78%, 100% and 100%; of the dividends distributed in October 2014, December 2014, April 2015, and July 2015, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in April 2013, June 2013, and January 2015.

Annual Report

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Balanced Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Class I, and Class Z ranked below its competitive median for 2014 and the total expense ratio of Class T ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIG-UANN-1015
1.786673.112

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Balanced Fund -

Class I

(formerly Institutional Class)

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class I	0.72%	11.16%	6.51%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Balanced Fund - Class I on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After rising for much of the year ending August 31, 2015, global deflationary pressure stirred by China's flagging economy - and yuan devaluation - brought about a late-period swoon in U.S. equity markets. The S&P 500® Index returned 0.48% for the full year. Effects were indiscriminate across the market-capitalization spectrum, but within market-cap segments, growth-stock gains counterbalanced negatives for value-oriented counterparts. In this environment, the small-cap Russell 2000® Index returned 0.03% and the growth-oriented Nasdaq Composite Index® returned 5.49%. S&P 500® sector trends held fast: health care (+12%) benefited from earnings growth and mergers; consumer discretionary (+11%), from a seven-year low in unemployment. Energy (-30%) and materials (-13%) were hurt by tumbling commodities prices. Meanwhile, the Barclays® U.S. Aggregate Bond Index returned 1.56% for the 12 months. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) outpaced corporates (-1%) as credit spreads - yield premiums demanded by holders of riskier bonds - widened. Outside of the Barclays index, high-yield bonds declined. At period end, investors remained focused on the potential global implications of China's slowing economic growth, the U.S. Federal Reserve's thinking on interest rates and continued volatility in the oil markets.

Comments from Co-Portfolio Manager Robert Stansky: For the year, the fund's share classes (excluding sales charges, if applicable) lagged the 1.06% return of the Fidelity Balanced 60/40 Composite IndexSM. The fund maintained an overweighting in stocks, where we outperformed the S&P 500® Index, and an underweighting in bonds, where we underperformed the Barclays U.S. Aggregate Bond Index. A small non-index allocation to high-yield bonds was counterproductive. Within the equity subportfolio, stock picking in industrials was a highlight. At the stock level, an underweighting in integrated energy provider and benchmark component Exxon Mobil was the subportfolio's top relative contributor. An out-of-benchmark stake in radio-frequency chip provider RF Micro Devices also helped. Conversely, Amazon.com was the biggest relative detractor because we didn't own this strong-performing index name for most of the period. Within the investment-grade bond subportfolio, our decision to overweight corporate bonds detracted, although security selection helped offset some of what we lost due to that overweighting.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.90%
Actual		$ 1,000.00	$ 959.90	$ 4.45
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58
Class T	1.13%
Actual		$ 1,000.00	$ 958.60	$ 5.58
HypotheticalA		$ 1,000.00	$ 1,019.51	$ 5.75
Class B	1.71%
Actual		$ 1,000.00	$ 955.20	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,016.59	$ 8.69
Class C	1.66%
Actual		$ 1,000.00	$ 956.00	$ 8.18
HypotheticalA		$ 1,000.00	$ 1,016.84	$ 8.44
Class I	.64%
Actual		$ 1,000.00	$ 960.70	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26
Class Z	.50%
Actual		$ 1,000.00	$ 961.30	$ 2.47
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.1	2.9
Google, Inc. Class C	1.6	1.3
Danaher Corp.	1.3	0.9
JPMorgan Chase & Co.	1.2	1.0
Roper Industries, Inc.	1.2	0.8
	7.4
Top Five Bond Issuers as of August 31, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	4.6	7.5
Fannie Mae	3.7	3.3
Freddie Mac	1.7	1.1
Ginnie Mae	1.3	1.1
Citigroup, Inc.	1.1	0.9
	12.4
Top Five Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	17.7
Information Technology	12.3	12.6
Health Care	11.4	10.8
Consumer Discretionary	10.5	10.6
Energy	7.1	7.8
Asset Allocation (% of fund's net assets)
As of August 31, 2015*		As of February 28, 2015**
	Stocks and Equity Futures 65.7%		Stocks and Equity Futures 68.1%
	Bonds 32.6%		Bonds 30.3%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.7%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	11.5%	** Foreign investments	11.1%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Common Stocks - 64.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.2%
Automobiles - 0.2%
Tesla Motors, Inc. (a)	17,100	$ 4,259
Diversified Consumer Services - 0.5%
2U, Inc. (a)	14,230	498
H&R Block, Inc.	263,458	8,963
New Oriental Education & Technology Group, Inc. sponsored ADR	7,300	150
		9,611
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	24,859	779
Extended Stay America, Inc. unit	314,355	5,900
McDonald's Corp.	206,675	19,638
Panera Bread Co. Class A (a)	27,160	4,843
Starbucks Corp.	204,200	11,172
Wynn Resorts Ltd.	59,700	4,480
		46,812
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	11,800	6,052
Groupon, Inc. Class A (a)	93,300	420
Liberty Interactive Corp. Qvc G Series A (a)	394,359	10,663
Priceline Group, Inc. (a)	8,000	9,989
Travelport Worldwide Ltd. (d)	449,178	5,952
Vipshop Holdings Ltd. ADR (a)	71,500	1,286
		34,362
Media - 1.8%
Bona Film Group Ltd. sponsored ADR (a)	59,433	689
Comcast Corp. Class A	337,400	19,006
DreamWorks Animation SKG, Inc. Class A (a)(d)	171,000	3,410
Legend Pictures LLC (a)(m)(n)	415	925
Liberty Media Corp. Class C (a)	28,353	1,027
Manchester United PLC (a)	113,900	2,024
The Madison Square Garden Co. Class A (a)	132,894	9,361
		36,442
Multiline Retail - 1.0%
B&M European Value Retail S.A.	1,047,401	5,199
Dollar General Corp.	198,535	14,789
		19,988
Specialty Retail - 0.9%
AutoZone, Inc. (a)	2,500	1,790
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Companies, Inc. (a)	225,700	$ 5,916
TJX Companies, Inc.	152,480	10,722
		18,428
Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, Inc. (a)	54,086	3,462
NIKE, Inc. Class B	98,994	11,063
		14,525
TOTAL CONSUMER DISCRETIONARY		184,427
CONSUMER STAPLES - 6.2%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	16,529	1,803
Coca-Cola Icecek Sanayi A/S	23,269	288
Constellation Brands, Inc. Class A (sub. vtg.)	35,700	4,570
Monster Beverage Corp. (a)	29,200	4,043
The Coca-Cola Co.	451,299	17,745
		28,449
Food & Staples Retailing - 1.4%
CVS Health Corp.	136,227	13,950
Kroger Co.	225,936	7,795
Sprouts Farmers Market LLC (a)	67,300	1,371
United Natural Foods, Inc. (a)	5,400	260
Wal-Mart Stores, Inc.	18,800	1,217
Whole Foods Market, Inc.	112,800	3,695
		28,288
Food Products - 0.8%
Blue Buffalo Pet Products, Inc. (a)	8,700	222
Bunge Ltd.	7,038	510
Keurig Green Mountain, Inc.	78,240	4,428
Mead Johnson Nutrition Co. Class A	81,989	6,423
Nestle SA	16,811	1,238
The Hershey Co.	37,500	3,357
		16,178
Household Products - 0.9%
Colgate-Palmolive Co.	172,800	10,854
Procter & Gamble Co.	86,828	6,136
		16,990
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	12,300	$ 981
Nu Skin Enterprises, Inc. Class A	28,899	1,320
		2,301
Tobacco - 1.6%
Altria Group, Inc.	274,303	14,697
British American Tobacco PLC sponsored ADR	134,199	14,222
Philip Morris International, Inc.	42,500	3,392
		32,311
TOTAL CONSUMER STAPLES		124,517
ENERGY - 4.7%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	53,300	2,985
Dril-Quip, Inc. (a)	15,839	1,092
Halliburton Co.	81,807	3,219
Independence Contract Drilling, Inc.	76,237	528
Oceaneering International, Inc.	30,829	1,351
Schlumberger Ltd.	157,800	12,209
		21,384
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	148,273	10,613
Apache Corp.	51,500	2,330
Black Stone Minerals LP	83,400	1,306
Cabot Oil & Gas Corp.	124,015	2,935
Chevron Corp.	130,576	10,575
Cimarex Energy Co.	18,300	2,022
Columbia Pipeline Group, Inc.	49,497	1,255
EOG Resources, Inc.	58,010	4,543
Exxon Mobil Corp.	122,991	9,254
Kinder Morgan, Inc.	28,400	920
Memorial Resource Development Corp. (a)	108,400	2,104
Noble Energy, Inc.	182,545	6,099
Parsley Energy, Inc. Class A (a)	90,000	1,548
Phillips 66 Co.	72,174	5,707
Pioneer Natural Resources Co.	23,500	2,892
PrairieSky Royalty Ltd. (d)	60,300	1,263
SM Energy Co.	70,800	2,598
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	172,355	$ 4,881
Synergy Resources Corp. (a)	48,200	518
		73,363
TOTAL ENERGY		94,747
FINANCIALS - 10.6%
Banks - 4.3%
Bank of America Corp.	1,138,891	18,609
Citigroup, Inc.	342,230	18,302
Huntington Bancshares, Inc.	216,593	2,363
JPMorgan Chase & Co.	391,532	25,097
Regions Financial Corp.	350,400	3,360
Synovus Financial Corp.	53,543	1,629
U.S. Bancorp	184,533	7,815
Wells Fargo & Co.	179,900	9,594
		86,769
Capital Markets - 1.5%
Artisan Partners Asset Management, Inc.	35,600	1,455
BlackRock, Inc. Class A	14,590	4,413
E*TRADE Financial Corp. (a)	76,821	2,020
Goldman Sachs Group, Inc.	68,200	12,863
Greenhill & Co., Inc.	13,700	481
Invesco Ltd.	56,809	1,938
Northern Trust Corp.	44,605	3,115
Oaktree Capital Group LLC Class A	16,791	890
State Street Corp.	26,700	1,920
The Blackstone Group LP	14,255	488
		29,583
Consumer Finance - 1.4%
Capital One Financial Corp.	237,034	18,429
Navient Corp.	171,807	2,197
SLM Corp. (a)	447,986	3,799
Springleaf Holdings, Inc. (a)	86,100	3,854
		28,279
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	10	2,025
Class B (a)	49,600	6,648
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange Group, Inc.	10,076	$ 2,301
KBC Ancora	24,048	964
		11,938
Insurance - 1.1%
Direct Line Insurance Group PLC	348,227	1,887
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,400	651
Marsh & McLennan Companies, Inc.	93,953	5,048
MetLife, Inc.	124,267	6,226
Principal Financial Group, Inc.	33,100	1,667
The Chubb Corp.	44,100	5,328
Unum Group	38,300	1,285
WMI Holdings Corp. (a)	4,527	10
		22,102
Real Estate Investment Trusts - 1.5%
Altisource Residential Corp. Class B	233,610	3,567
American Tower Corp.	16,500	1,521
Boston Properties, Inc.	27,600	3,129
Care Capital Properties, Inc.	18,425	586
Community Healthcare Trust, Inc.	55,600	1,006
Digital Realty Trust, Inc.	52,400	3,318
Duke Realty LP	189,600	3,424
FelCor Lodging Trust, Inc.	87,400	705
Outfront Media, Inc.	34,012	770
Store Capital Corp.	137,500	2,772
Sun Communities, Inc.	38,242	2,494
Ventas, Inc.	75,800	4,171
VEREIT, Inc.	258,300	2,103
		29,566
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	105,448	3,376
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	130,000	0*
TOTAL FINANCIALS		211,613
HEALTH CARE - 10.1%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	35,364	6,089
Amgen, Inc.	76,205	11,566
Baxalta, Inc.	93,700	3,294
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen, Inc. (a)	16,975	$ 5,047
BioMarin Pharmaceutical, Inc. (a)	27,009	3,491
Celgene Corp. (a)	92,100	10,875
Gilead Sciences, Inc.	152,285	16,001
Vertex Pharmaceuticals, Inc. (a)	36,700	4,680
		61,043
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	581,049	9,727
Edwards Lifesciences Corp. (a)	16,814	2,369
Medtronic PLC	230,901	16,692
The Cooper Companies, Inc.	18,828	3,058
Zimmer Biomet Holdings, Inc.	48,900	5,064
		36,910
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc. (a)	62,964	1,726
Cigna Corp.	63,482	8,938
HCA Holdings, Inc. (a)	70,407	6,099
Henry Schein, Inc. (a)	33,944	4,644
McKesson Corp.	49,282	9,737
UnitedHealth Group, Inc.	80,200	9,279
		40,423
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	95,000	3,449
Thermo Fisher Scientific, Inc.	52,390	6,568
		10,017
Pharmaceuticals - 2.7%
AbbVie, Inc.	83,611	5,218
Allergan PLC (a)	53,619	16,286
Bristol-Myers Squibb Co.	230,594	13,713
DepoMed, Inc. (a)	2,500	67
Endo Health Solutions, Inc. (a)	64,100	4,936
Horizon Pharma PLC (a)	106,400	3,109
Merck & Co., Inc.	20,344	1,096
Shire PLC	36,838	2,849
Teva Pharmaceutical Industries Ltd. sponsored ADR	106,000	6,827
		54,101
TOTAL HEALTH CARE		202,494
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.2%
Aerospace & Defense - 0.7%
TransDigm Group, Inc. (a)	57,368	$ 13,185
Electrical Equipment - 1.1%
AMETEK, Inc.	392,386	21,118
Industrial Conglomerates - 2.5%
Danaher Corp.	301,992	26,279
Roper Industries, Inc.	147,980	23,986
		50,265
Machinery - 0.7%
Colfax Corp. (a)(d)	116,044	4,501
Deere & Co.	72,600	5,937
WABCO Holdings, Inc. (a)	40,200	4,636
		15,074
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	219,103	15,946
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	21,600	908
HD Supply Holdings, Inc. (a)	228,300	7,534
		8,442
TOTAL INDUSTRIALS		124,030
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 1.0%
Cisco Systems, Inc.	194,409	5,031
QUALCOMM, Inc.	255,179	14,438
		19,469
Electronic Equipment & Components - 0.1%
Trimble Navigation Ltd. (a)	110,557	2,090
Internet Software & Services - 3.6%
58.com, Inc. ADR (a)	21,199	964
Alibaba Group Holding Ltd. sponsored ADR	192,100	12,702
ChannelAdvisor Corp. (a)	10,755	122
Cvent, Inc. (a)	116,922	3,688
Facebook, Inc. Class A (a)	161,413	14,435
Google, Inc. Class C	52,899	32,705
HomeAway, Inc. (a)	31,300	898
Just Dial Ltd.	58,749	748
Opower, Inc. (a)	190,798	1,729
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yahoo!, Inc. (a)	30,200	$ 974
Youku Tudou, Inc. ADR (a)	224,600	3,731
		72,696
IT Services - 0.5%
Alliance Data Systems Corp. (a)	6,100	1,569
Fidelity National Information Services, Inc.	27,400	1,892
Global Payments, Inc.	18,100	2,016
Lionbridge Technologies, Inc. (a)	1,139	6
Sabre Corp.	93,172	2,536
Worldline SA (a)(e)	41,000	997
		9,016
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	73,800	4,122
Atmel Corp.	270,600	2,211
Avago Technologies Ltd.	6,900	869
Broadcom Corp. Class A	65,000	3,359
Intersil Corp. Class A	132,661	1,398
Marvell Technology Group Ltd.	926,100	10,437
Maxim Integrated Products, Inc.	34,872	1,174
Micron Technology, Inc. (a)	118,687	1,948
NVIDIA Corp.	55,200	1,241
Qorvo, Inc. (a)	263,935	14,651
Semtech Corp. (a)	65,200	1,105
		42,515
Software - 1.9%
Activision Blizzard, Inc.	29,900	856
Adobe Systems, Inc. (a)	52,954	4,161
Autodesk, Inc. (a)	94,400	4,413
Electronic Arts, Inc. (a)	135,100	8,937
Fleetmatics Group PLC (a)	30,183	1,351
Imperva, Inc. (a)	47,680	2,841
Microsoft Corp.	140,300	6,106
RealPage, Inc. (a)	30,600	563
Salesforce.com, Inc. (a)	99,599	6,908
Varonis Systems, Inc. (a)(d)	60,967	1,207
Zendesk, Inc. (a)	77,000	1,592
		38,935
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	374,752	42,246
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Electronics for Imaging, Inc. (a)	49,809	$ 2,180
Hewlett-Packard Co.	322,100	9,038
SanDisk Corp.	38,900	2,122
Western Digital Corp.	50,500	4,139
		59,725
TOTAL INFORMATION TECHNOLOGY		244,446
MATERIALS - 2.4%
Chemicals - 2.0%
Ashland, Inc.	9,100	955
CF Industries Holdings, Inc.	35,300	2,026
E.I. du Pont de Nemours & Co.	92,300	4,753
Eastman Chemical Co.	56,274	4,078
Ecolab, Inc.	121,400	13,250
LyondellBasell Industries NV Class A	39,743	3,393
Monsanto Co.	60,978	5,955
PPG Industries, Inc.	29,300	2,792
W.R. Grace & Co. (a)	20,781	2,056
		39,258
Construction Materials - 0.1%
Eagle Materials, Inc.	29,000	2,373
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	106,090	1,496
WestRock Co.	67,774	4,022
		5,518
Metals & Mining - 0.0%
Nucor Corp.	22,400	970
TOTAL MATERIALS		48,119
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	387,129	12,853
Cogent Communications Group, Inc.	25,200	700
Frontier Communications Corp.	91,900	466
inContact, Inc. (a)	115,717	874
Level 3 Communications, Inc. (a)	47,352	2,118
Verizon Communications, Inc.	267,798	12,321
		29,332
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	24,150	$ 957
Telephone & Data Systems, Inc.	18,337	522
		1,479
TOTAL TELECOMMUNICATION SERVICES		30,811
UTILITIES - 1.7%
Electric Utilities - 0.9%
Edison International	43,267	2,530
Exelon Corp.	184,700	5,681
NextEra Energy, Inc.	63,300	6,229
PPL Corp.	125,200	3,880
		18,320
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	113,030	2,252
NRG Yield, Inc. Class C	33,900	544
The AES Corp.	5,100	61
		2,857
Multi-Utilities - 0.7%
Dominion Resources, Inc.	71,649	4,998
DTE Energy Co.	4,500	351
NiSource, Inc.	54,997	923
PG&E Corp.	45,875	2,274
Sempra Energy	46,809	4,440
		12,986
TOTAL UTILITIES		34,163
TOTAL COMMON STOCKS (Cost $1,141,637)		1,299,367
Convertible Preferred Stocks - 0.1%

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25%	30,700	1,179
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(n)	16,802	$ 131
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,814)		1,310
Nonconvertible Bonds - 14.3%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.5%
Daimler Finance North America LLC 1.45% 8/1/16 (e)	$ 231	232
General Motors Co.:
3.5% 10/2/18	350	355
6.25% 10/2/43	58	62
General Motors Financial Co., Inc.:
2.4% 4/10/18	2,236	2,209
2.625% 7/10/17	110	111
3% 9/25/17	252	253
3.15% 1/15/20	1,508	1,489
3.25% 5/15/18	180	181
3.45% 4/10/22	1,250	1,196
3.5% 7/10/19	400	403
4% 1/15/25	494	467
4.25% 5/15/23	200	197
4.375% 9/25/21	2,326	2,347
4.75% 8/15/17	195	202
		9,704
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	35	35
4.25% 6/15/23	249	255
		290
Media - 0.4%
21st Century Fox America, Inc. 7.75% 12/1/45	621	842
AOL Time Warner, Inc. 7.625% 4/15/31	500	625
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (e)	707	703
4.908% 7/23/25 (e)	475	472
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	$ 440	$ 492
Discovery Communications LLC:
3.25% 4/1/23	51	47
6.35% 6/1/40	236	244
Thomson Reuters Corp.:
1.3% 2/23/17	122	122
3.85% 9/29/24	319	314
Time Warner Cable, Inc.:
4% 9/1/21	630	633
4.5% 9/15/42	110	88
5.5% 9/1/41	206	186
5.85% 5/1/17	104	110
6.55% 5/1/37	1,304	1,310
6.75% 7/1/18	439	486
7.3% 7/1/38	332	351
8.25% 4/1/19	700	818
Time Warner, Inc. 6.5% 11/15/36	232	267
Viacom, Inc.:
2.5% 9/1/18	46	46
3.5% 4/1/17	583	595
		8,751
TOTAL CONSUMER DISCRETIONARY		18,745
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	310	317
3.875% 7/20/25	600	613
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	245	245
3.3% 11/18/21	291	288
		1,463
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	131	130
The J.M. Smucker Co. 1.75% 3/15/18 (e)	369	368
		498
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.4%
Altria Group, Inc.:
4% 1/31/24	$ 212	$ 215
4.25% 8/9/42	262	234
4.75% 5/5/21	300	323
5.375% 1/31/44	364	380
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	589	583
4.25% 7/21/25 (e)	589	584
Reynolds American, Inc.:
2.3% 6/12/18	258	260
3.25% 6/12/20	213	216
3.25% 11/1/22	187	182
4% 6/12/22	395	406
4.45% 6/12/25	870	893
4.75% 11/1/42	289	268
5.7% 8/15/35	149	158
5.85% 8/15/45	1,140	1,232
6.15% 9/15/43	500	547
6.75% 6/15/17	23	25
7.25% 6/15/37	409	492
		6,998
TOTAL CONSUMER STAPLES		8,959
ENERGY - 2.2%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (e)	364	330
5.35% 3/15/20 (e)	1,027	998
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	373
5% 10/1/21	146	149
6.5% 4/1/20	24	27
Noble Holding International Ltd.:
4% 3/16/18	41	40
5.95% 4/1/25	260	229
6.95% 4/1/45	251	203
Transocean, Inc. 5.55% 12/15/16 (i)	238	239
		2,588
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	$ 673	$ 728
BP Capital Markets PLC:
1.674% 2/13/18	1,284	1,284
2.315% 2/13/20	1,873	1,871
3.535% 11/4/24	1,443	1,429
3.814% 2/10/24	359	361
4.5% 10/1/20	173	188
4.742% 3/11/21	300	328
Canadian Natural Resources Ltd.:
1.75% 1/15/18	178	176
3.8% 4/15/24	619	581
Cenovus Energy, Inc. 5.7% 10/15/19	561	613
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (e)	110	110
3.3% 6/1/20 (e)	536	535
4.5% 6/1/25 (e)	164	156
DCP Midstream Operating LP:
2.5% 12/1/17	168	159
2.7% 4/1/19	494	434
3.875% 3/15/23	164	134
5.6% 4/1/44	146	119
Duke Energy Field Services:
5.375% 10/15/15 (e)	10	10
6.45% 11/3/36 (e)	375	327
El Paso Natural Gas Co. 5.95% 4/15/17	7	7
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	350	341
Enable Midstream Partners LP:
2.4% 5/15/19 (e)	114	107
3.9% 5/15/24 (e)	121	106
Enbridge Energy Partners LP 4.2% 9/15/21	438	442
EnLink Midstream Partners LP 2.7% 4/1/19	572	563
Enterprise Products Operating LP:
2.55% 10/15/19	85	85
3.7% 2/15/26	600	565
3.75% 2/15/25	285	272
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	7	7
Marathon Petroleum Corp. 5.125% 3/1/21	215	234
Motiva Enterprises LLC 5.75% 1/15/20 (e)	156	171
MPLX LP 4% 2/15/25	77	71
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nakilat, Inc. 6.067% 12/31/33 (e)	$ 279	$ 319
Petro-Canada 6.05% 5/15/18	150	165
Petrobras Global Finance BV:
1.9529% 5/20/16 (i)	425	417
3% 1/15/19	40	35
3.25% 3/17/17	1,690	1,619
4.375% 5/20/23	596	468
4.875% 3/17/20	2,484	2,174
5.625% 5/20/43	569	394
7.25% 3/17/44	2,755	2,218
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	354
5.375% 1/27/21	4,302	3,792
5.75% 1/20/20	611	556
5.875% 3/1/18	228	224
6.125% 10/6/16	100	101
7.875% 3/15/19	399	402
Petroleos Mexicanos:
3.125% 1/23/19	58	58
3.5% 7/18/18	463	472
3.5% 7/23/20 (e)	2,675	2,649
3.5% 1/30/23	285	265
4.5% 1/23/26 (e)	1,314	1,248
4.875% 1/24/22	237	241
4.875% 1/18/24	410	409
5.5% 1/21/21	369	396
5.5% 6/27/44	648	561
5.625% 1/23/46 (e)	749	667
6% 3/5/20	175	191
6.375% 1/23/45	2,366	2,306
6.5% 6/2/41	661	661
8% 5/3/19	241	277
Phillips 66 Co. 4.3% 4/1/22	338	353
Phillips 66 Partners LP 2.646% 2/15/20	42	41
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	168
6.125% 1/15/17	205	218
Shell International Finance BV 4.375% 5/11/45	1,246	1,228
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co.:
3.3% 1/23/18	$ 200	$ 199
4.05% 1/23/20	363	359
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	70
2.95% 9/25/18	63	64
4.6% 6/15/21	90	94
Suncor Energy, Inc. 6.1% 6/1/18	395	437
The Williams Companies, Inc.:
3.7% 1/15/23	116	100
4.55% 6/24/24	1,308	1,158
Western Gas Partners LP 5.375% 6/1/21	441	467
Williams Partners LP 4.3% 3/4/24	278	260
		41,380
TOTAL ENERGY		43,968
FINANCIALS - 7.8%
Banks - 4.0%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	365	364
4% 4/14/19 (e)	600	573
5.5% 7/12/20 (e)	3,200	3,160
5.75% 9/26/23 (e)	332	312
6.5% 6/10/19 (e)	129	133
Bank of America Corp.:
1.95% 5/12/18	916	913
2.6% 1/15/19	648	652
2.65% 4/1/19	183	185
3.875% 3/22/17	1,060	1,096
3.95% 4/21/25	700	677
4.2% 8/26/24	474	470
4.25% 10/22/26	418	411
5.65% 5/1/18	205	223
5.75% 12/1/17	2,655	2,872
5.875% 1/5/21	170	193
6.5% 8/1/16	300	314
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (e)	$ 1,362	$ 1,352
2.3% 3/5/20 (e)	1,360	1,345
Barclays PLC:
2% 3/16/18	2,708	2,692
2.75% 11/8/19	356	355
Capital One NA 2.95% 7/23/21	541	527
Citigroup, Inc.:
1.3% 11/15/16	568	567
1.8% 2/5/18	10,500	10,451
1.85% 11/24/17	2,353	2,352
2.15% 7/30/18	1,228	1,227
2.5% 7/29/19	1,199	1,198
3.875% 3/26/25	1,200	1,158
4.05% 7/30/22	151	155
4.3% 11/20/26	1,000	991
5.5% 9/13/25	142	154
6.125% 5/15/18	212	234
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	216	218
Credit Suisse AG 6% 2/15/18	1,164	1,267
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (e)	556	553
3.75% 3/26/25 (e)	550	532
Discover Bank 4.2% 8/8/23	259	262
Fifth Third Bancorp:
2.875% 7/27/20	4,000	4,000
8.25% 3/1/38	94	133
HBOS PLC 6.75% 5/21/18 (e)	180	199
HSBC Holdings PLC 4.25% 3/14/24	200	200
HSBC U.S.A., Inc. 1.625% 1/16/18	314	313
Huntington Bancshares, Inc. 7% 12/15/20	97	115
Huntington National Bank:
1.7% 2/26/18	3,052	3,029
2.4% 4/1/20	4,000	3,939
Intesa Sanpaolo SpA 5.017% 6/26/24 (e)	400	391
JPMorgan Chase & Co.:
2.75% 6/23/20	1,905	1,910
3.875% 9/10/24	3,066	3,017
4.125% 12/15/26	4,096	4,064
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
KeyBank NA:
1.7% 6/1/18	$ 300	$ 299
5.45% 3/3/16	294	301
Mizuho Bank Ltd. 1.8% 3/26/18 (e)	2,458	2,451
MUFG Americas Holdings Corp.:
1.625% 2/9/18	151	151
2.25% 2/10/20	509	505
PNC Bank NA:
1.6% 6/1/18	300	298
2.3% 6/1/20	300	296
Rabobank Nederland 4.375% 8/4/25	955	958
Regions Bank 6.45% 6/26/37	652	764
Regions Financial Corp. 2% 5/15/18	382	380
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	6,103	6,154
6% 12/19/23	874	932
6.1% 6/10/23	1,190	1,277
6.125% 12/15/22	694	748
The Toronto Dominion Bank 1.625% 3/13/18	2,395	2,392
Wells Fargo & Co. 4.48% 1/16/24	30	31
		79,385
Capital Markets - 1.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	580	554
4.25% 2/15/24	399	414
Deutsche Bank AG 4.5% 4/1/25	1,121	1,084
Deutsche Bank AG London Branch 1.875% 2/13/18	2,780	2,766
Goldman Sachs Group, Inc.:
1.748% 9/15/17	2,964	2,957
2.55% 10/23/19	3,392	3,398
2.625% 1/31/19	1,538	1,554
2.9% 7/19/18	526	538
5.25% 7/27/21	96	107
5.625% 1/15/17	500	525
5.95% 1/18/18	32	35
6% 6/15/20	600	684
6.15% 4/1/18	36	40
6.75% 10/1/37	2,000	2,379
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
4.25% 11/14/20	$ 324	$ 341
6.85% 6/15/17	18	19
Morgan Stanley:
1.875% 1/5/18	454	454
2.125% 4/25/18	2,454	2,463
2.375% 7/23/19	692	691
2.65% 1/27/20	1,715	1,716
4% 7/23/25	746	760
4.35% 9/8/26	2,000	1,995
4.875% 11/1/22	687	727
5% 11/24/25	93	98
5.45% 1/9/17	480	505
5.75% 1/25/21	268	304
6.625% 4/1/18	600	669
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	500	495
UBS AG Stamford Branch:
1.375% 6/1/17	438	436
1.8% 3/26/18	822	819
2.35% 3/26/20	300	299
		29,826
Consumer Finance - 0.5%
Discover Financial Services:
3.85% 11/21/22	462	450
3.95% 11/6/24	283	272
5.2% 4/27/22	42	44
6.45% 6/12/17	1,019	1,102
Ford Motor Credit Co. LLC:
1.461% 3/27/17	3,335	3,320
1.5% 1/17/17	239	238
1.7% 5/9/16	561	562
2.875% 10/1/18	400	403
Hyundai Capital America:
1.45% 2/6/17 (e)	476	475
1.625% 10/2/15 (e)	122	122
1.875% 8/9/16 (e)	92	92
2% 3/19/18 (e)	752	748
2.125% 10/2/17 (e)	521	522
2.875% 8/9/18 (e)	163	166
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Synchrony Financial:
1.875% 8/15/17	$ 95	$ 95
3% 8/15/19	140	140
3.75% 8/15/21	211	209
4.25% 8/15/24	213	210
		9,170
Diversified Financial Services - 0.0%
Brixmor Operating Partnership LP 3.875% 8/15/22	420	418
Insurance - 0.7%
AFLAC, Inc. 2.4% 3/16/20	1,000	1,001
AIA Group Ltd. 2.25% 3/11/19 (e)	200	199
American International Group, Inc.:
3.75% 7/10/25	1,024	1,027
4.875% 6/1/22	107	117
5.6% 10/18/16	318	333
Aon Corp.:
3.125% 5/27/16	376	382
3.5% 9/30/15	151	151
5% 9/30/20	133	146
Five Corners Funding Trust 4.419% 11/15/23 (e)	360	373
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(i)	12	12
Hartford Financial Services Group, Inc. 5.375% 3/15/17	6	6
Liberty Mutual Group, Inc. 5% 6/1/21 (e)	421	457
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	255
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (e)	629	570
5.375% 12/1/41 (e)	107	119
MetLife, Inc.:
1.903% 12/15/17 (i)	84	84
4.368% 9/15/23	305	323
4.75% 2/8/21	137	151
6.75% 6/1/16	290	302
Metropolitan Life Global Funding I 3% 1/10/23 (e)	223	218
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	203	305
Pacific LifeCorp:
5.125% 1/30/43 (e)	441	452
6% 2/10/20 (e)	409	460
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.:
2.3% 8/15/18	$ 51	$ 52
4.5% 11/16/21	200	218
4.75% 9/17/15	500	501
6.2% 11/15/40	134	159
7.375% 6/15/19	2,734	3,208
Symetra Financial Corp. 6.125% 4/1/16 (e)	38	39
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	505	517
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	120	121
4.125% 11/1/24 (e)	174	176
Unum Group:
4% 3/15/24	600	619
5.625% 9/15/20	270	302
5.75% 8/15/42	458	510
7.125% 9/30/16	19	20
		13,885
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	83
4.6% 4/1/22	108	112
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	98
American Tower Corp. 2.8% 6/1/20	500	494
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	166
4.2% 12/15/23	360	376
Boston Properties, Inc. 3.85% 2/1/23	432	439
Camden Property Trust:
2.95% 12/15/22	135	130
4.25% 1/15/24	304	314
Corporate Office Properties LP 5% 7/1/25	282	275
DDR Corp.:
3.625% 2/1/25	242	227
4.625% 7/15/22	247	257
4.75% 4/15/18	313	331
7.5% 4/1/17	203	220
9.625% 3/15/16	106	111
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.625% 4/15/23	$ 180	$ 177
3.75% 12/1/24	160	156
3.875% 10/15/22	310	313
4.375% 6/15/22	207	214
5.95% 2/15/17	144	153
6.5% 1/15/18	285	314
6.75% 3/15/20	12	14
8.25% 8/15/19	127	153
Equity One, Inc. 3.75% 11/15/22	400	398
ERP Operating LP:
2.375% 7/1/19	246	246
4.625% 12/15/21	540	583
4.75% 7/15/20	265	289
5.375% 8/1/16	117	121
5.75% 6/15/17	567	608
Federal Realty Investment Trust 5.9% 4/1/20	95	108
Government Properties Income Trust 3.75% 8/15/19	1,800	1,836
HCP, Inc. 3.75% 2/1/16	201	203
Health Care REIT, Inc.:
2.25% 3/15/18	147	147
4.7% 9/15/17	48	51
Lexington Corporate Properties Trust 4.4% 6/15/24	131	132
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	130	128
4.5% 4/1/27 (e)	3,808	3,658
4.95% 4/1/24	123	127
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	96
5% 12/15/23	67	71
Simon Property Group LP 4.125% 12/1/21	229	243
Weingarten Realty Investors 3.375% 10/15/22	68	67
WP Carey, Inc. 4% 2/1/25	613	593
		14,832
Real Estate Management & Development - 0.4%
BioMed Realty LP:
2.625% 5/1/19	217	217
3.85% 4/15/16	552	559
4.25% 7/15/22	163	166
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP: - continued
6.125% 4/15/20	$ 126	$ 142
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	353
4.1% 10/1/24	401	399
4.55% 10/1/29	401	389
4.95% 4/15/18	281	298
5.7% 5/1/17	1,000	1,057
6% 4/1/16	86	88
Digital Realty Trust LP:
3.95% 7/1/22	396	396
5.25% 3/15/21	201	219
Essex Portfolio LP 5.5% 3/15/17	113	119
Liberty Property LP:
3.375% 6/15/23	185	178
4.125% 6/15/22	177	181
4.4% 2/15/24	418	430
4.75% 10/1/20	394	425
5.5% 12/15/16	12	13
6.625% 10/1/17	281	308
Mack-Cali Realty LP:
2.5% 12/15/17	252	253
3.15% 5/15/23	426	378
4.5% 4/18/22	108	108
7.75% 8/15/19	23	26
Mid-America Apartments LP 4.3% 10/15/23	73	75
Post Apartment Homes LP 3.375% 12/1/22	70	68
Prime Property Funding, Inc. 5.7% 4/15/17 (e)	94	98
Reckson Operating Partnership LP 6% 3/31/16	114	117
Tanger Properties LP:
3.75% 12/1/24	300	293
3.875% 12/1/23	160	159
6.125% 6/1/20	478	543
Ventas Realty LP:
1.55% 9/26/16	250	250
3.5% 2/1/25	143	135
4.125% 1/15/26	192	190
4.375% 2/1/45	85	76
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	$ 227	$ 228
4% 4/30/19	114	119
		9,053
TOTAL FINANCIALS		156,569
HEALTH CARE - 1.1%
Biotechnology - 0.1%
Amgen, Inc.:
1.25% 5/22/17	378	377
2.2% 5/22/19	969	961
		1,338
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.675% 12/15/19	147	147
Boston Scientific Corp. 3.375% 5/15/22	410	398
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	1,048	1,045
2% 4/1/18	1,079	1,073
		2,663
Health Care Providers & Services - 0.4%
Aetna, Inc. 2.75% 11/15/22	52	50
Cardinal Health, Inc.:
1.95% 6/15/18	169	169
3.75% 9/15/25	1,000	1,001
Express Scripts Holding Co. 4.75% 11/15/21	458	490
HCA Holdings, Inc.:
3.75% 3/15/19	375	377
4.25% 10/15/19	1,330	1,357
6.5% 2/15/20	2,750	3,039
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	38
4.125% 9/15/20	259	274
UnitedHealth Group, Inc.:
3.35% 7/15/22	215	220
3.75% 7/15/25	591	605
		7,620
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	$ 102	$ 101
2.4% 2/1/19	65	65
4.15% 2/1/24	99	101
		267
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17	358	358
1.8% 5/14/18	1,445	1,435
2.9% 11/6/22	368	355
3.2% 11/6/22	536	529
3.6% 5/14/25	797	784
Actavis Funding SCS:
1.85% 3/1/17	1,926	1,928
2.35% 3/12/18	1,358	1,357
3% 3/12/20	466	464
3.45% 3/15/22	810	792
3.8% 3/15/25	584	566
Mylan, Inc. 1.35% 11/29/16	120	119
Perrigo Co. PLC 2.3% 11/8/18	200	200
Perrigo Finance PLC 3.5% 12/15/21	200	195
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	120
Zoetis, Inc.:
1.875% 2/1/18	57	57
3.25% 2/1/23	138	131
		9,390
TOTAL HEALTH CARE		21,278
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	309	350
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	6	6
6.9% 7/2/19	2	2
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 9	$ 9
8.36% 1/20/19	5	6
		23
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	203	201
2.625% 9/4/18	589	587
3.75% 2/1/22	505	505
3.875% 4/1/21	387	391
4.25% 9/15/24	336	332
4.75% 3/1/20	338	358
		2,374
TOTAL INDUSTRIALS		2,747
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	131	130
Tyco Electronics Group SA 2.375% 12/17/18	74	74
		204
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 4.375% 5/13/45	1,245	1,231
TOTAL INFORMATION TECHNOLOGY		1,435
MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	357
4.25% 11/15/20	186	197
		554
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	360	362
4.875% 11/4/44 (e)	728	645
Freeport-McMoRan, Inc. 2.3% 11/14/17	289	269
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	353
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.:
4.375% 1/11/22	$ 200	$ 185
6.25% 1/23/17	503	522
		2,336
TOTAL MATERIALS		2,890
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 2.45% 6/30/20	380	376
CenturyLink, Inc.:
5.15% 6/15/17	28	29
6% 4/1/17	70	73
6.15% 9/15/19	226	237
Embarq Corp.:
7.082% 6/1/16	236	244
7.995% 6/1/36	3,770	3,987
Verizon Communications, Inc.:
1.35% 6/9/17	591	589
2.625% 2/21/20	615	615
4.5% 9/15/20	1,100	1,183
5.012% 8/21/54	1,641	1,497
6.25% 4/1/37	187	210
6.4% 9/15/33	346	395
6.55% 9/15/43	1,127	1,331
		10,766
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 2.375% 9/8/16	276	279
TOTAL TELECOMMUNICATION SERVICES		11,045
UTILITIES - 0.9%
Electric Utilities - 0.6%
American Electric Power Co., Inc. 1.65% 12/15/17	147	147
American Transmission Systems, Inc. 5% 9/1/44 (e)	148	151
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,237
Dayton Power & Light Co. 1.875% 9/15/16	119	119
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	273	310
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.: - continued
6.4% 9/15/20 (e)	$ 850	$ 973
Edison International 3.75% 9/15/17	226	235
Entergy Corp. 4% 7/15/22	600	604
Eversource Energy:
1.45% 5/1/18	96	95
2.8% 5/1/23	435	417
Exelon Corp.:
1.55% 6/9/17	114	114
3.95% 6/15/25	539	540
FirstEnergy Corp.:
2.75% 3/15/18	1,093	1,097
4.25% 3/15/23	1,949	1,953
7.375% 11/15/31	608	732
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	706
IPALCO Enterprises, Inc. 3.45% 7/15/20 (e)	944	927
LG&E and KU Energy LLC:
2.125% 11/15/15	255	256
3.75% 11/15/20	49	51
Nevada Power Co. 6.5% 5/15/18	165	185
NV Energy, Inc. 6.25% 11/15/20	115	133
Pepco Holdings, Inc. 2.7% 10/1/15	240	240
Progress Energy, Inc. 4.4% 1/15/21	823	877
TECO Finance, Inc.:
4% 3/15/16	96	97
5.15% 3/15/20	141	154
		12,350
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	125
Texas Eastern Transmission LP 6% 9/15/17 (e)	326	352
		477
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
1.25% 3/15/17	700	696
2.5818% 9/30/66 (i)	823	717
7.5% 6/30/66 (i)	26	23
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	523	520
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
5.45% 9/15/20	$ 468	$ 524
6.4% 3/15/18	24	27
6.8% 1/15/19	677	772
PG&E Corp. 2.4% 3/1/19	55	55
Puget Energy, Inc.:
6% 9/1/21	457	522
6.5% 12/15/20	147	173
Sempra Energy:
2.3% 4/1/17	376	381
2.875% 10/1/22	1,154	1,106
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	21	18
		5,534
TOTAL UTILITIES		18,361
TOTAL NONCONVERTIBLE BONDS (Cost $287,323)		285,997
U.S. Government and Government Agency Obligations - 5.9%

U.S. Treasury Inflation-Protected Obligations - 1.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	5,930	5,335
1.375% 2/15/44	6,707	7,045
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	5,742	5,514
0.25% 1/15/25	3,952	3,810
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		21,704
U.S. Treasury Obligations - 4.8%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.1% 10/29/15 to 11/19/15 (g)	1,920	1,920
U.S. Treasury Bonds:
2.875% 8/15/45	3,060	3,011
3% 5/15/45	20,795	20,942
U.S. Treasury Notes:
0.5% 8/31/16	28,620	28,637
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 8/15/16	$ 23,000	$ 23,039
2.125% 5/15/25 (h)	19,121	18,950
TOTAL U.S. TREASURY OBLIGATIONS		96,499
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $119,446)		118,203
U.S. Government Agency - Mortgage Securities - 1.5%

Fannie Mae - 1.1%
2.302% 6/1/36 (i)	8	9
2.5% 1/1/28 to 5/1/30	1,151	1,171
2.546% 7/1/37 (i)	14	15
2.557% 6/1/42 (i)	38	39
2.96% 11/1/40 (i)	18	19
2.982% 9/1/41 (i)	19	19
3% 1/1/43 to 8/1/45	1,308	1,317
3% 9/1/45 (f)	600	603
3% 9/1/45 (f)	500	502
3% 10/1/45 (f)	100	100
3.059% 10/1/41 (i)	10	11
3.239% 7/1/41 (i)	32	34
3.309% 10/1/41 (i)	17	18
3.5% 2/1/26 to 8/1/45	1,283	1,335
3.5% 9/1/45 (f)	300	311
3.5% 9/1/45 (f)	800	829
3.5% 9/1/45 (f)	500	518
3.5% 9/1/45 (f)	2,300	2,383
3.554% 7/1/41 (i)	37	39
4% 6/1/42 to 7/1/45	2,377	2,534
4% 9/1/45 (f)	1,100	1,168
4% 9/1/45 (f)	1,100	1,168
4.5% 12/1/23 to 2/1/45	2,657	2,901
4.5% 9/1/45 (f)	2,000	2,167
4.5% 9/1/45	1,200	1,300
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 12/1/39 to 1/1/40	$ 76	$ 85
6% 11/1/35 to 8/1/37	299	343
TOTAL FANNIE MAE		20,938
Freddie Mac - 0.3%
3% 3/1/45 to 7/1/45	899	902
3.155% 10/1/35 (i)	15	16
3.22% 9/1/41 (i)	20	21
3.235% 4/1/41 (i)	27	28
3.289% 6/1/41 (i)	25	26
3.444% 5/1/41 (i)	26	28
3.5% 9/1/42 to 6/1/45	1,433	1,486
3.62% 6/1/41 (i)	33	35
3.705% 5/1/41 (i)	29	30
4% 2/1/41 to 9/1/44	557	592
4.5% 3/1/44	174	188
5% 11/1/40 to 6/1/41	655	728
5.5% 6/1/41	2,003	2,232
TOTAL FREDDIE MAC		6,312
Ginnie Mae - 0.1%
3% 6/20/42 to 6/20/45	282	286
3.5% 10/20/42 to 8/20/45	1,452	1,514
4% 9/20/40 to 6/20/45	519	553
4.5% 5/20/41	168	182
5.5% 6/15/35	97	111
TOTAL GINNIE MAE		2,646
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $29,826)		29,896
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.9044% 4/25/35 (i)	30	27
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2494% 12/25/33 (i)	2	2
Series 2004-R2 Class M3, 1.0244% 4/25/34 (i)	4	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (i)	$ 2	$ 2
Series 2004-W11 Class M2, 1.2494% 11/25/34 (i)	25	25
Series 2004-W7 Class M1, 1.0244% 5/25/34 (i)	27	26
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (i)	52	19
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0244% 4/25/34 (i)	78	72
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	360	360
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (i)	82	54
CFC LLC Series 2013-2A Class A, 1.75% 11/15/17 (e)	47	47
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	1,000	1,009
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6544% 4/25/34 (i)	3	3
Series 2004-4 Class M2, 0.9944% 6/25/34 (i)	5	4
Series 2004-7 Class AF5, 5.868% 1/25/35	104	108
Fannie Mae Series 2004-T5 Class AB3, 0.9538% 5/28/35 (i)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3744% 8/25/34 (i)	13	12
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0244% 3/25/34 (i)	0*	0*
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	615	614
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9344% 1/25/35 (i)	43	37
Class M4, 1.2194% 1/25/35 (i)	16	10
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (e)(i)	47	44
GE Business Loan Trust Series 2006-2A:
Class A, 0.3776% 11/15/34 (e)(i)	20	19
Class B, 0.4776% 11/15/34 (e)(i)	7	7
Class C, 0.5776% 11/15/34 (e)(i)	12	11
Class D, 0.9476% 11/15/34 (e)(i)	5	4
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4894% 8/25/33 (i)	21	20
Series 2003-5 Class A2, 0.8905% 12/25/33 (i)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (i)	56	37
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Invitation Homes Trust:
Series 2015-SFR2:
Class A, 1.536% 6/17/32 (e)(i)	$ 1,083	$ 1,077
Class B, 1.836% 6/17/32 (e)(i)	268	266
Series 2015-SFR3 Class E, 3.933% 8/17/32 (e)(i)	263	261
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3205% 11/25/36 (i)	14	14
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.612% 12/27/29 (i)	6	6
Series 2006-A Class 2C, 1.432% 3/27/42 (i)	43	21
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4994% 5/25/37 (i)	15	0*
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1744% 7/25/34 (i)	2	2
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (i)	9	9
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (i)	37	36
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (i)	3	2
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (i)	13	12
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (i)	10	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7005% 9/25/35 (i)	65	57
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (i)	24	23
Class M4, 2.3744% 9/25/34 (i)	31	14
Series 2005-WCH1 Class M4, 1.4444% 1/25/36 (i)	67	59
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (i)	0*	0*
Santander Drive Auto Receivables Trust:
Series 2014-4 Class C, 2.6% 11/16/20	223	225
Series 2015-1 Class A3, 1.27% 2/15/19	1,441	1,439
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9944% 3/25/35 (i)	36	33
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2359% 6/15/33 (i)	31	30
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9244% 9/25/34 (i)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (i)	1	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8435% 4/6/42 (e)(i)	$ 60	$ 34
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0951% 10/25/44 (e)(i)	81	81
TOTAL ASSET-BACKED SECURITIES (Cost $5,911)		6,283
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7594% 1/25/35 (i)	49	48
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5683% 10/25/34 (i)	21	20
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4028% 12/20/54 (e)(i)	271	268
Series 2006-2 Class C1, 1.1428% 12/20/54 (i)	242	236
Series 2006-3 Class C2, 1.2028% 12/20/54 (i)	50	49
Series 2006-4:
Class C1, 0.9628% 12/20/54 (i)	103	100
Class M1, 0.5428% 12/20/54 (i)	44	43
Series 2007-1:
Class 1C1, 0.8028% 12/20/54 (i)	84	81
Class 1M1, 0.5028% 12/20/54 (i)	54	52
Class 2C1, 1.0628% 12/20/54 (i)	38	37
Class 2M1, 0.7028% 12/20/54 (i)	70	69
Series 2007-2 Class 2C1, 1.0576% 12/17/54 (i)	97	94
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.737% 1/20/44 (i)	19	19
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5847% 8/25/36 (i)	45	38
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (i)	17	16
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (i)	29	26
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4894% 7/25/35 (i)	46	44
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5385% 6/10/35 (e)(i)	9	8
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (i)	$ 1	$ 1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5121% 4/25/33 (i)	8	7
TOTAL PRIVATE SPONSOR		1,256
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	2	2
Ginnie Mae pass thru certificates Series H69 Class JA, 2.5% 8/1/60 (f)(l)	939	962
TOTAL U.S. GOVERNMENT AGENCY		964
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,250)		2,220
Commercial Mortgage Securities - 2.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4464% 2/14/43 (i)(k)	18	0*
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.7271% 5/10/45 (i)	205	207
Series 2006-3 Class A4, 5.889% 7/10/44	1,780	1,812
Series 2006-6 Class A3, 5.369% 10/10/45	150	151
Series 2006-4 Class A1A, 5.617% 7/10/46 (i)	833	857
Series 2006-6 Class E, 5.619% 10/10/45 (e)	43	5
Series 2007-2 Class A4, 5.6126% 4/10/49 (i)	2,705	2,817
Series 2007-3 Class A4, 5.5746% 6/10/49 (i)	691	723
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	248	259
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 1.784% 5/15/32 (e)(i)	3,264	3,231
Class C, 2.2373% 5/15/32 (e)(i)	435	431
Class D, 3.0855% 5/15/32 (e)(i)	228	226
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4744% 12/25/33 (e)(i)	2	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (e)(i)	$ 36	$ 32
Class B1, 1.5994% 1/25/36 (e)(i)	1	1
Class M1, 0.6494% 1/25/36 (e)(i)	12	9
Class M2, 0.6694% 1/25/36 (e)(i)	3	3
Class M3, 0.6994% 1/25/36 (e)(i)	5	4
Class M4, 0.8094% 1/25/36 (e)(i)	3	2
Class M5, 0.8494% 1/25/36 (e)(i)	3	2
Class M6, 0.8994% 1/25/36 (e)(i)	3	2
Series 2006-3A Class M4, 0.6294% 10/25/36 (e)(i)	1	0*
Series 2007-1 Class A2, 0.4694% 3/25/37 (e)(i)	20	17
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (e)(i)	21	18
Class A2, 0.5194% 7/25/37 (e)(i)	19	16
Class M1, 0.5694% 7/25/37 (e)(i)	7	5
Class M2, 0.6094% 7/25/37 (e)(i)	4	2
Class M3, 0.6894% 7/25/37 (e)(i)	3	2
Series 2007-3:
Class A2, 0.4894% 7/25/37 (e)(i)	22	18
Class M1, 0.5094% 7/25/37 (e)(i)	4	3
Class M2, 0.5394% 7/25/37 (e)(i)	4	3
Class M3, 0.5694% 7/25/37 (e)(i)	7	3
Class M4, 0.6994% 7/25/37 (e)(i)	10	3
Class M5, 0.7994% 7/25/37 (e)(i)	5	1
Series 2007-4A Class M1, 1.1494% 9/25/37 (e)(i)	7	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (e)(i)(k)	191	1
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7053% 6/11/40 (i)	44	47
Series 2006-T22 Class A4, 5.5924% 4/12/38 (i)	6	6
Series 2007-PW18 Class X2, 0.3003% 6/11/50 (e)(i)(k)	3,453	4
Series 2007-T28 Class X2, 0.1359% 9/11/42 (e)(i)(k)	2,150	0*
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (e)(i)	14	13
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1976% 12/15/27 (e)(i)	188	188
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (e)(i)	446	452
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	$ 102	$ 104
Series 2007-CD4:
Class A3, 5.293% 12/11/49	7	7
Class A4, 5.322% 12/11/49	2,380	2,461
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	84	82
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0476% 4/15/17 (e)(i)	6	6
sequential payer Series 2006-C7 Class A1A, 5.7386% 6/10/46 (i)	199	204
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	68	72
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (e)(i)(k)	0*	0*
CSMC Series 2015-TOWN:
Class B, 2.0976% 3/15/17 (e)(i)	104	103
Class C, 2.4476% 3/15/17 (e)(i)	101	100
Class D, 3.3976% 3/15/17 (e)(i)	153	152
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (e)(i)	510	512
Class CFX, 3.4949% 12/15/19 (e)(i)	433	427
Class DFX, 3.3822% 12/15/19 (e)(i)	367	357
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,968	2,039
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8187% 7/10/38 (i)	2,578	2,616
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (i)	94	94
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	69	71
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	100	100
Class DFX, 4.4065% 11/5/30 (e)	765	767
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4776% 11/15/18 (e)(i)	5	5
Class F, 0.5276% 11/15/18 (e)(i)	14	14
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-FL2A: - continued
Class G, 0.5576% 11/15/18 (e)(i)	$ 13	$ 12
Class H, 0.6976% 11/15/18 (e)(i)	10	9
Series 2014-BXH:
Class C, 1.8476% 4/15/27 (e)(i)	130	130
Class D, 2.4476% 4/15/27 (e)(i)	277	276
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	478	492
Class A4, 5.552% 5/12/45	193	196
Series 2006-CB17 Class A4, 5.429% 12/12/43	229	236
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	181	186
Series 2006-LDP9 Class A3, 5.336% 5/15/47	30	31
Series 2007-CB18 Class A4, 5.44% 6/12/47	66	69
Series 2007-CB19 Class A4, 5.695% 2/12/49 (i)	1,124	1,184
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (i)	790	832
Series 2007-LDPX Class A3, 5.42% 1/15/49	516	538
Series 2006-LDP7 Class A4, 5.9047% 4/15/45 (i)	677	689
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (i)	4	0*
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (i)	203	214
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	34	35
Series 2006-C7 Class A2, 5.3% 11/15/38	24	24
Series 2007-C1 Class A4, 5.424% 2/15/40	524	546
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	74	77
Series 2007-C7 Class A3, 5.866% 9/15/45	438	472
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4161% 1/12/44 (e)(i)	65	64
Series 2007-C1 Class A4, 5.8347% 6/12/50 (i)	354	369
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (i)	35	36
Class ASB, 5.133% 12/12/49 (i)	4	4
Series 2007-5 Class A4, 5.378% 8/12/48	58	60
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	550	576
Series 2007-7 Class A4, 5.7429% 6/12/50 (i)	246	260
Series 2007-6 Class B, 5.635% 3/12/51 (i)	75	23
Series 2007-8 Class A3, 5.8811% 8/12/49 (i)	65	69
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (e)(i)	$ 16	$ 16
Series 2007-XLFA:
Class D, 0.374% 10/15/20 (e)(i)	29	29
Class E, 0.4355% 10/15/20 (e)(i)	38	38
Class F, 0.4855% 10/15/20 (e)(i)	23	23
Class G, 0.5255% 10/15/20 (e)(i)	28	28
Class H, 0.6155% 10/15/20 (e)(i)	18	17
Class J, 0.7655% 10/15/20 (e)(i)	10	9
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	4	4
Series 2006-IQ11 Class A4, 5.7068% 10/15/42 (i)	14	14
Series 2007-IQ14 Class A4, 5.692% 4/15/49	2,968	3,111
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	721	914
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7976% 9/15/21 (e)(i)	18	17
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	303	313
Series 2006-C29 Class A1A, 5.297% 11/15/48	259	270
Series 2007-C30 Class A5, 5.342% 12/15/43	2,086	2,171
Series 2007-C31 Class A4, 5.509% 4/15/47	1,245	1,270
Series 2007-C32 Class A3, 5.7146% 6/15/49 (i)	235	247
Series 2007-C33:
Class A4, 5.9507% 2/15/51 (i)	1,288	1,346
Class A5, 5.9507% 2/15/51 (i)	50	54
Series 2005-C22 Class B, 5.3736% 12/15/44 (i)	166	165
Series 2006-C26 Class A1A, 6.009% 6/15/45 (i)	402	413
Series 2006-C27 Class A1A, 5.749% 7/15/45 (i)	694	714
Series 2007-C31 Class C, 5.6711% 4/15/47 (i)	21	20
Series 2007-C31A Class A2, 5.421% 4/15/47	150	150
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,988)		40,934
Municipal Securities - 1.1%

California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	97
7.3% 10/1/39	535	741
7.5% 4/1/34	465	648
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 1,375	$ 1,981
7.6% 11/1/40	895	1,313
7.625% 3/1/40	2,275	3,277
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	78
Series 2010 C1, 7.781% 1/1/35	1,030	1,046
Series 2012 B, 5.432% 1/1/42	105	85
6.314% 1/1/44	515	448
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	280	288
4.95% 6/1/23	585	595
5.1% 6/1/33	6,465	5,999
Series 2010 5, 6.2% 7/1/21	230	252
Series 2010-1, 6.63% 2/1/35	1,325	1,364
Series 2010-3:
5.547% 4/1/19	10	11
6.725% 4/1/35	1,350	1,397
7.35% 7/1/35	565	606
Series 2011:
4.961% 3/1/16	35	36
5.365% 3/1/17	15	16
5.665% 3/1/18	410	438
5.877% 3/1/19	1,320	1,442
Series 2013:
2.69% 12/1/17	110	110
3.14% 12/1/18	115	115
TOTAL MUNICIPAL SECURITIES (Cost $23,199)		22,383
Bank Notes - 0.4%

Bank of America NA:
1.65% 3/26/18	761	757
5.3% 3/15/17	420	442
Capital One NA 1.65% 2/5/18	2,362	2,332
Discover Bank:
(Delaware) 3.2% 8/9/21	598	588
3.1% 6/4/20	782	780
KeyBank NA 2.25% 3/16/20	1,500	1,484
Bank Notes - continued
	Principal Amount (000s)	Value (000s)
Marshall & Ilsley Bank 5% 1/17/17	$ 259	$ 270
Regions Bank 7.5% 5/15/18	1,282	1,454
TOTAL BANK NOTES (Cost $8,082)		8,107
Fixed-Income Funds - 7.3%
	Shares
Fidelity High Income Central Fund 2 (j)	331,242	36,370
Fidelity Mortgage Backed Securities Central Fund (j)	1,002,265	109,407
TOTAL FIXED-INCOME FUNDS (Cost $139,481)		145,777
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.15% (b)	49,795,541	49,796
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	4,516,450	4,516
TOTAL MONEY MARKET FUNDS (Cost $54,312)		54,312
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,853,269)		2,014,789
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(9,173)
NET ASSETS - 100%		$ 2,005,616
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/45	$ (500)	(502)
3% 9/1/45	(500)	(502)
3% 9/1/45	(100)	(100)
3.5% 9/1/45	(300)	(311)
3.5% 9/1/45	(300)	(311)
4% 9/1/45	(800)	(850)
4.5% 9/1/45	(1,200)	(1,300)
4.5% 9/1/45	(1,200)	(1,300)
4.5% 9/1/45	(400)	(433)
TOTAL FANNIE MAE		(5,609)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac
3% 9/1/45	$ (400)	$ (401)
Ginnie Mae
3.5% 9/1/45	(400)	(416)
4% 9/1/45	(300)	(318)
TOTAL GINNIE MAE		(734)
TOTAL TBA SALE COMMITMENTS (Proceeds $6,735)		$ (6,744)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
178 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$ 17,526	$ (699)

The face value of futures purchased as a percentage of net assets is 0.9%
For the period, the average monthly notional amount for futures in the aggregate was $27,720,000.
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	$ 15	$ (14)	$ -	$ (14)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,018,000 or 2.4% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $867,000.

(h) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $13,000.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,056,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 281
* Values shown as $0 may reflect amounts less than $500.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 101
Fidelity High Income Central Fund 2	2,183
Fidelity Mortgage Backed Securities Central Fund	2,011
Fidelity Securities Lending Cash Central Fund	95
Total	$ 4,390
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 36,948	$ 2,200	$ -	$ 36,370	4.6%
Fidelity Mortgage Backed Securities Central Fund	78,954	49,525	19,728	109,407	2.1%
Total	$ 115,902	$ 51,725	$ 19,728	$ 145,777
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 184,427	$ 183,502	$ -	$ 925
Consumer Staples	124,517	121,476	3,041	-
Energy	95,926	95,926	-	-
Financials	211,613	211,613	-	-
Health Care	202,494	199,645	2,849	-
Industrials	124,030	124,030	-	-
Information Technology	244,577	244,446	-	131
Materials	48,119	48,119	-	-
Telecommunication Services	30,811	30,811	-	-
Utilities	34,163	34,163	-	-
Corporate Bonds	285,997	-	285,997	-
U.S. Government and Government Agency Obligations	118,203	-	118,203	-
U.S. Government Agency - Mortgage Securities	29,896	-	29,896	-
Asset-Backed Securities	6,283	-	6,223	60
Collateralized Mortgage Obligations	2,220	-	2,220	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Commercial Mortgage Securities	$ 40,934	$ -	$ 40,934	$ -
Municipal Securities	22,383	-	22,383	-
Bank Notes	8,107	-	8,107	-
Fixed-Income Funds	145,777	145,777	-	-
Money Market Funds	54,312	54,312	-	-
Total Investments in Securities:	$ 2,014,789	$ 1,493,820	$ 519,853	$ 1,116
Derivative Instruments:
Liabilities
Futures Contracts	$ (699)	$ (699)	$ -	$ -
Swaps	$ (14)	$ -	$ (14)	$ -
Total Derivative Instruments:	$ (713)	$ (699)	$ (14)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (6,744)	$ -	$ (6,744)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (b)	$ -	$ (14)
Equity Risk
Futures Contracts (a)	-	(699)
Total Value of Derivatives	$ -	$ (713)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	13.0%
AAA,AA,A	6.9%
BBB	9.0%
BB	2.7%
B	1.1%
CCC,CC,C	0.2%
D	0.0%
Not Rated	0.0%
Equities	64.9%
Short-Term Investments and Net Other Assets	2.2%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.5%
United Kingdom	2.3%
Ireland	2.2%
Cayman Islands	1.3%
Bermuda	1.0%
Others (Individually Less Than 1%)	4.7%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2015

Assets
Investment in securities, at value (including securities loaned of $4,306) - See accompanying schedule: Unaffiliated issuers (cost $1,659,476)	$ 1,814,700
Fidelity Central Funds (cost $193,793)	200,089
Total Investments (cost $1,853,269)		$ 2,014,789
Cash		25
Receivable for investments sold		7,587
Receivable for TBA sale commitments		6,735
Receivable for fund shares sold		4,368
Dividends receivable		1,778
Interest receivable		4,050
Distributions receivable from Fidelity Central Funds		12
Prepaid expenses		7
Other receivables		76
Total assets		2,039,427

Liabilities
Payable for investments purchased
Regular delivery	$ 4,291
Delayed delivery	12,412
TBA sale commitments, at value	6,744
Payable for fund shares redeemed	3,677
Bi-lateral OTC swaps, at value	14
Accrued management fee	678
Distribution and service plan fees payable	759
Payable for daily variation margin for derivative instruments	182
Other affiliated payables	381
Other payables and accrued expenses	157
Collateral on securities loaned, at value	4,516
Total liabilities		33,811

Net Assets		$ 2,005,616
Net Assets consist of:
Paid in capital		$ 1,777,356
Undistributed net investment income		4,693
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		62,775
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		160,792
Net Assets		$ 2,005,616

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($451,418 ÷ 24,068.619 shares)	$ 18.76

Maximum offering price per share (100/94.25 of $18.76)	$ 19.90
Class T:
Net Asset Value and redemption price per share ($987,538 ÷ 52,153.467 shares)	$ 18.94

Maximum offering price per share (100/96.50 of $18.94)	$ 19.63
Class B:
Net Asset Value and offering price per share ($7,133 ÷ 379.921 shares)A	$ 18.77

Class C:
Net Asset Value and offering price per share ($281,910 ÷ 15,127.670 shares)A	$ 18.64

Class I:
Net Asset Value, offering price and redemption price per share ($241,903 ÷ 12,682.423 shares)	$ 19.07

Class Z:
Net Asset Value, offering price and redemption price per share ($35,714 ÷ 1,872.361 shares)	$ 19.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2015

Investment Income
Dividends		$ 19,846
Interest		13,538
Income from Fidelity Central Funds		4,390
Total income		37,774

Expenses
Management fee	$ 7,427
Transfer agent fees	3,463
Distribution and service plan fees	8,325
Accounting and security lending fees	729
Custodian fees and expenses	111
Independent trustees' compensation	6
Appreciation in deferred trustee compensation account	2
Registration fees	143
Audit	111
Legal	10
Miscellaneous	17
Total expenses before reductions	20,344
Expense reductions	(117)	20,227
Net investment income (loss)		17,547
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,203
Fidelity Central Funds	207
Foreign currency transactions	(42)
Futures contracts	459
Total net realized gain (loss)		107,827
Change in net unrealized appreciation (depreciation) on: Investment securities	(129,281)
Assets and liabilities in foreign currencies	(1)
Futures contracts	(1,416)
Swaps	1
Delayed delivery commitments	(3)
Total change in net unrealized appreciation (depreciation)		(130,700)
Net gain (loss)		(22,873)
Net increase (decrease) in net assets resulting from operations		$ (5,326)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,547	$ 15,357
Net realized gain (loss)	107,827	98,962
Change in net unrealized appreciation (depreciation)	(130,700)	136,177
Net increase (decrease) in net assets resulting from operations	(5,326)	250,496
Distributions to shareholders from net investment income	(14,662)	(15,035)
Distributions to shareholders from net realized gain	(102,364)	(56,875)
Total distributions	(117,026)	(71,910)
Share transactions - net increase (decrease)	480,832	162,208
Total increase (decrease) in net assets	358,480	340,794

Net Assets
Beginning of period	1,647,136	1,306,342
End of period (including undistributed net investment income of $4,693 and undistributed net investment income of $2,503, respectively)	$ 2,005,616	$ 1,647,136

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Balanced Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 20.10	$ 17.84	$ 16.31	$ 14.83	$ 13.29
Income from Investment Operations
Net investment income (loss) C	.22	.23	.22	.24	.23
Net realized and unrealized gain (loss)	(.15)	3.03	1.52	1.48	1.55
Total from investment operations	.07	3.26	1.74	1.72	1.78
Distributions from net investment income	(.19)	(.23)	(.21)	(.24)	(.23)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)
Total distributions	(1.41) G	(1.00)	(.21)	(.24)	(.24)
Net asset value, end of period	$ 18.76	$ 20.10	$ 17.84	$ 16.31	$ 14.83
Total ReturnA, B	.51%	18.93%	10.74%	11.72%	13.34%
Ratios to Average Net AssetsD, F
Expenses before reductions	.90%	.92%	.95%	.98%	1.00%
Expenses net of fee waivers, if any	.90%	.92%	.95%	.98%	1.00%
Expenses net of all reductions	.90%	.92%	.94%	.98%	.99%
Net investment income (loss)	1.13%	1.22%	1.27%	1.56%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 451	$ 366	$ 270	$ 249	$ 215
Portfolio turnover rate E	117%	79%	124%	124%	146% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $1.41 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.212 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Balanced Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 20.28	$ 17.99	$ 16.44	$ 14.95	$ 13.40
Income from Investment Operations
Net investment income (loss) C	.18	.19	.18	.21	.20
Net realized and unrealized gain (loss)	(.16)	3.05	1.54	1.49	1.56
Total from investment operations	.02	3.24	1.72	1.70	1.76
Distributions from net investment income	(.14)	(.19)	(.17)	(.21)	(.20)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)
Total distributions	(1.36) H	(.95) G	(.17)	(.21)	(.21)
Net asset value, end of period	$ 18.94	$ 20.28	$ 17.99	$ 16.44	$ 14.95
Total ReturnA, B	.25%	18.66%	10.55%	11.44%	13.09%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.14%	1.15%	1.17%	1.19%	1.20%
Expenses net of fee waivers, if any	1.14%	1.15%	1.17%	1.19%	1.20%
Expenses net of all reductions	1.14%	1.15%	1.16%	1.18%	1.19%
Net investment income (loss)	.89%	.99%	1.05%	1.36%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$ 988	$ 960	$ 821	$ 737	$ 673
Portfolio turnover rate E	117%	79%	124%	124%	146% I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.95 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.768 per share.

H Total distributions of $1.36 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $1.212 per share.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Balanced Fund Class B

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 20.11	$ 17.84	$ 16.30	$ 14.81	$ 13.27
Income from Investment Operations
Net investment income (loss) C	.06	.07	.08	.12	.11
Net realized and unrealized gain (loss)	(.16)	3.03	1.52	1.47	1.54
Total from investment operations	(.10)	3.10	1.60	1.59	1.65
Distributions from net investment income	(.03)	(.06)	(.06)	(.10)	(.10)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)
Total distributions	(1.24)	(.83)	(.06)	(.10)	(.11)
Net asset value, end of period	$ 18.77	$ 20.11	$ 17.84	$ 16.30	$ 14.81
Total ReturnA, B	(.37)%	17.95%	9.85%	10.78%	12.42%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.73%	1.76%	1.78%	1.78%	1.80%
Expenses net of fee waivers, if any	1.73%	1.76%	1.78%	1.78%	1.80%
Expenses net of all reductions	1.73%	1.75%	1.77%	1.78%	1.79%
Net investment income (loss)	.30%	.38%	.44%	.76%	.73%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 11	$ 13	$ 15	$ 19
Portfolio turnover rate E	117%	79%	124%	124%	146% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Balanced Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 19.99	$ 17.76	$ 16.24	$ 14.77	$ 13.23
Income from Investment Operations
Net investment income (loss) C	.07	.09	.09	.13	.12
Net realized and unrealized gain (loss)	(.15)	3.01	1.52	1.46	1.55
Total from investment operations	(.08)	3.10	1.61	1.59	1.67
Distributions from net investment income	(.06)	(.10)	(.09)	(.12)	(.12)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)
Total distributions	(1.27)	(.87)	(.09)	(.12)	(.13)
Net asset value, end of period	$ 18.64	$ 19.99	$ 17.76	$ 16.24	$ 14.77
Total ReturnA, B	(.25)%	18.01%	9.93%	10.81%	12.59%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.66%	1.68%	1.71%	1.73%	1.74%
Expenses net of fee waivers, if any	1.66%	1.68%	1.71%	1.73%	1.74%
Expenses net of all reductions	1.66%	1.68%	1.70%	1.72%	1.73%
Net investment income (loss)	.37%	.46%	.51%	.81%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 282	$ 160	$ 105	$ 80	$ 69
Portfolio turnover rate E	117%	79%	124%	124%	146% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Balanced Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 18.11	$ 16.55	$ 15.06	$ 13.49
Income from Investment Operations
Net investment income (loss) B	.27	.29	.27	.29	.28
Net realized and unrealized gain (loss)	(.16)	3.06	1.55	1.49	1.57
Total from investment operations	.11	3.35	1.82	1.78	1.85
Distributions from net investment income	(.25)	(.28)	(.26)	(.29)	(.27)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)
Total distributions	(1.46)	(1.04) F	(.26)	(.29)	(.28)
Net asset value, end of period	$ 19.07	$ 20.42	$ 18.11	$ 16.55	$ 15.06
Total ReturnA	.72%	19.21%	11.08%	11.96%	13.69%
Ratios to Average Net AssetsC, E
Expenses before reductions	.65%	.66%	.68%	.70%	.71%
Expenses net of fee waivers, if any	.64%	.66%	.68%	.70%	.71%
Expenses net of all reductions	.64%	.66%	.67%	.70%	.70%
Net investment income (loss)	1.39%	1.48%	1.54%	1.84%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$ 242	$ 124	$ 97	$ 66	$ 42
Portfolio turnover rate D	117%	79%	124%	124%	146% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $1.04 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.768 per share.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Balanced Fund Class Z

Years ended August 31,	2015	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 18.11	$ 18.56
Income from Investment Operations
Net investment income (loss) D	.30	.32	.01
Net realized and unrealized gain (loss)	(.17)	3.06	(.46)
Total from investment operations	.13	3.38	(.45)
Distributions from net investment income	(.27)	(.31)	-
Distributions from net realized gain	(1.21)	(.77)	-
Total distributions	(1.48)	(1.07) I	-
Net asset value, end of period	$ 19.07	$ 20.42	$ 18.11
Total ReturnB, C	.85%	19.40%	(2.42)%
Ratios to Average Net AssetsE, H
Expenses before reductions	.51%	.51%	.53%A
Expenses net of fee waivers, if any	.51%	.51%	.53%A
Expenses net of all reductions	.50%	.51%	.52%A
Net investment income (loss)	1.53%	1.62%	.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,714	$ 26,518	$ 98
Portfolio turnover rateF	117%	79%	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.07 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.768 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I (formerly Institutional Class) and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Restricted Securities	Less than .005%

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events,

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, premium on debt securities, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 232,586
Gross unrealized depreciation	(84,527)
Net unrealized appreciation (depreciation) on securities	$ 148,059

Tax Cost	$ 1,866,730

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 15,337
Undistributed long-term capital gain	$ 64,926
Net unrealized appreciation (depreciation) on securities and other investments	$ 148,030

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 43,723	$ 20,678
Long-term Capital Gains	73,303	51,232
Total	$ 117,026	$ 71,910

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and

Annual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ -	$ 1
Equity Risk
Futures Contracts	384	(1,416)
Interest Rate Risk
Futures Contracts	75	-

TotalsA	$ 459	$ (1,415)

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against

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4. Derivative Instruments - continued

Credit Default Swaps - continued

defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,431,169 and $1,051,919, respectively.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,026	$ 35
Class T	.25%	.25%	5,029	22
Class B	.75%	.25%	93	70
Class C	.75%	.25%	2,177	713
			$ 8,325	$ 840

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 328
Class T	72
Class B*	5
Class C*	47
$ 452

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 801.20
Class T	1,831.18
Class B	25.27
Class C	442.20
Class I	349.19
Class Z	15.05
	$ 3,463

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $15 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $11. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $95 (including $34 from securities loaned to FCM).

Annual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $74 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8 and a portion of class-level operating expenses as follows:

Amount
Class A	$ 8
Class T	21
Class B	-*
Class C	3
Class I	3
$ 35

* In the amount of less than $500 dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Class A	$ 4,011	$ 3,866
Class T	7,310	8,717
Class B	12	39
Class C	666	701
Class I	2,227	1,632
Class Z	436	80
Total	$ 14,662	$ 15,035
From net realized gain
Class A	$ 22,655	$ 11,846
Class T	58,591	35,422
Class B	624	522
Class C	10,374	4,798
Class I	8,438	4,283
Class Z	1,682	4
Total	$ 102,364	$ 56,875

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class A
Shares sold	9,846	5,619	$ 191,574	$ 106,689
Reinvestment of distributions	1,367	819	25,452	14,945
Shares redeemed	(5,359)	(3,372)	(103,975)	(64,162)
Net increase (decrease)	5,854	3,066	$ 113,051	$ 57,472
Class T
Shares sold	12,721	10,824	$ 249,731	$ 206,801
Reinvestment of distributions	3,418	2,330	64,182	42,769
Shares redeemed	(11,333)	(11,440)	(222,159)	(218,867)
Net increase (decrease)	4,806	1,714	$ 91,754	$ 30,703
Class B
Shares sold	74	48	$ 1,411	$ 932
Reinvestment of distributions	31	28	575	499
Shares redeemed	(259)	(249)	(5,038)	(4,713)
Net increase (decrease)	(154)	(173)	$ (3,052)	$ (3,282)
Class C
Shares sold	8,492	3,067	$ 164,051	$ 57,908
Reinvestment of distributions	548	280	10,127	5,062
Shares redeemed	(1,919)	(1,247)	(37,100)	(23,564)
Net increase (decrease)	7,121	2,100	$ 137,078	$ 39,406
Class I
Shares sold	9,348	4,018	$ 185,064	$ 77,571
Reinvestment of distributions	514	308	9,738	5,707
Shares redeemed	(3,233)	(3,655)	(64,102)	(70,640)
Net increase (decrease)	6,629	671	$ 130,700	$ 12,638
Class Z
Shares sold	790	1,348	$ 15,691	$ 26,331
Reinvestment of distributions	112	4	2,117	84
Shares redeemed	(329)	(58)	(6,507)	(1,144)
Net increase (decrease)	573	1,294	$ 11,301	$ 25,271

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 22, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014), a Director of FMR (investment adviser firm, 2007-2014), and a Director of FMR Co., Inc. (investment adviser firm, 2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as a Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010- 2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008- present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (Japan) Limited (investment adviser firm), FMR Investment Management (U.K.) Limited (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), Pyramis Global Advisors, LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class I	10/12/15	10/09/15	$0.067	$0.699

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2015, $87,136,380, or, if subsequently determined to be different, the net capital gain of such year.

A total of 4.66% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $5,976,032 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class I designates 5%, 42%, 100% and 100%; of the dividends distributed in October 2014, December 2014, April 2015 and July 2015, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class I designates 14%, 45%, 100% and 100%; of the dividends distributed in October 2014, December 2014, April 2015 and July 2015, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in April 2013, June 2013, and January 2015.

Annual Report

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Balanced Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Class I, and Class Z ranked below its competitive median for 2014 and the total expense ratio of Class T ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGI-UANN-1015
1.786674.112

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Balanced Fund -

Class Z

Annual Report

August 31, 2015

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Past 10 years
Class Z A	0.85%	11.23%	6.54%

A The initial offering of Class Z shares took place on August 13, 2013. Returns prior to August 13, 2013, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Balanced Fund - Class Z on August 31, 2005. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. See footnote A above for additional information regarding the performance of Class Z.

Annual Report

Management's Discussion of Fund Performance

Market Recap: After rising for much of the year ending August 31, 2015, global deflationary pressure stirred by China's flagging economy - and yuan devaluation - brought about a late-period swoon in U.S. equity markets. The S&P 500® Index returned 0.48% for the full year. Effects were indiscriminate across the market-capitalization spectrum, but within market-cap segments, growth-stock gains counterbalanced negatives for value-oriented counterparts. In this environment, the small-cap Russell 2000® Index returned 0.03% and the growth-oriented Nasdaq Composite Index® returned 5.49%. S&P 500® sector trends held fast: health care (+12%) benefited from earnings growth and mergers; consumer discretionary (+11%), from a seven-year low in unemployment. Energy (-30%) and materials (-13%) were hurt by tumbling commodities prices. Meanwhile, the Barclays® U.S. Aggregate Bond Index returned 1.56% for the 12 months. Among sectors in the Barclays index, U.S. Treasury bonds (+2%) outpaced corporates (-1%) as credit spreads - yield premiums demanded by holders of riskier bonds - widened. Outside of the Barclays index, high-yield bonds declined. At period end, investors remained focused on the potential global implications of China's slowing economic growth, the U.S. Federal Reserve's thinking on interest rates and continued volatility in the oil markets.

Comments from Co-Portfolio Manager Robert Stansky: For the year, the fund's share classes (excluding sales charges, if applicable) lagged the 1.06% return of the Fidelity Balanced 60/40 Composite IndexSM. The fund maintained an overweighting in stocks, where we outperformed the S&P 500® Index, and an underweighting in bonds, where we underperformed the Barclays U.S. Aggregate Bond Index. A small non-index allocation to high-yield bonds was counterproductive. Within the equity subportfolio, stock picking in industrials was a highlight. At the stock level, an underweighting in integrated energy provider and benchmark component Exxon Mobil was the subportfolio's top relative contributor. An out-of-benchmark stake in radio-frequency chip provider RF Micro Devices also helped. Conversely, Amazon.com was the biggest relative detractor because we didn't own this strong-performing index name for most of the period. Within the investment-grade bond subportfolio, our decision to overweight corporate bonds detracted, although security selection helped offset some of what we lost due to that overweighting.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During PeriodC March 1, 2015 to August 31, 2015
Class A	.90%
Actual		$ 1,000.00	$ 959.90	$ 4.45
HypotheticalA		$ 1,000.00	$ 1,020.67	$ 4.58
Class T	1.13%
Actual		$ 1,000.00	$ 958.60	$ 5.58
HypotheticalA		$ 1,000.00	$ 1,019.51	$ 5.75
Class B	1.71%
Actual		$ 1,000.00	$ 955.20	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,016.59	$ 8.69
Class C	1.66%
Actual		$ 1,000.00	$ 956.00	$ 8.18
HypotheticalA		$ 1,000.00	$ 1,016.84	$ 8.44
Class I	.64%
Actual		$ 1,000.00	$ 960.70	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,021.98	$ 3.26
Class Z	.50%
Actual		$ 1,000.00	$ 961.30	$ 2.47
HypotheticalA		$ 1,000.00	$ 1,022.68	$ 2.55

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Top Five Stocks as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	2.1	2.9
Google, Inc. Class C	1.6	1.3
Danaher Corp.	1.3	0.9
JPMorgan Chase & Co.	1.2	1.0
Roper Industries, Inc.	1.2	0.8
	7.4
Top Five Bond Issuers as of August 31, 2015
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	4.6	7.5
Fannie Mae	3.7	3.3
Freddie Mac	1.7	1.1
Ginnie Mae	1.3	1.1
Citigroup, Inc.	1.1	0.9
	12.4
Top Five Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	17.7
Information Technology	12.3	12.6
Health Care	11.4	10.8
Consumer Discretionary	10.5	10.6
Energy	7.1	7.8
Asset Allocation (% of fund's net assets)
As of August 31, 2015*		As of February 28, 2015**
	Stocks and Equity Futures 65.7%		Stocks and Equity Futures 68.1%
	Bonds 32.6%		Bonds 30.3%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.7%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	11.5%	** Foreign investments	11.1%

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Common Stocks - 64.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.2%
Automobiles - 0.2%
Tesla Motors, Inc. (a)	17,100	$ 4,259
Diversified Consumer Services - 0.5%
2U, Inc. (a)	14,230	498
H&R Block, Inc.	263,458	8,963
New Oriental Education & Technology Group, Inc. sponsored ADR	7,300	150
		9,611
Hotels, Restaurants & Leisure - 2.4%
ARAMARK Holdings Corp.	24,859	779
Extended Stay America, Inc. unit	314,355	5,900
McDonald's Corp.	206,675	19,638
Panera Bread Co. Class A (a)	27,160	4,843
Starbucks Corp.	204,200	11,172
Wynn Resorts Ltd.	59,700	4,480
		46,812
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	11,800	6,052
Groupon, Inc. Class A (a)	93,300	420
Liberty Interactive Corp. Qvc G Series A (a)	394,359	10,663
Priceline Group, Inc. (a)	8,000	9,989
Travelport Worldwide Ltd. (d)	449,178	5,952
Vipshop Holdings Ltd. ADR (a)	71,500	1,286
		34,362
Media - 1.8%
Bona Film Group Ltd. sponsored ADR (a)	59,433	689
Comcast Corp. Class A	337,400	19,006
DreamWorks Animation SKG, Inc. Class A (a)(d)	171,000	3,410
Legend Pictures LLC (a)(m)(n)	415	925
Liberty Media Corp. Class C (a)	28,353	1,027
Manchester United PLC (a)	113,900	2,024
The Madison Square Garden Co. Class A (a)	132,894	9,361
		36,442
Multiline Retail - 1.0%
B&M European Value Retail S.A.	1,047,401	5,199
Dollar General Corp.	198,535	14,789
		19,988
Specialty Retail - 0.9%
AutoZone, Inc. (a)	2,500	1,790
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Companies, Inc. (a)	225,700	$ 5,916
TJX Companies, Inc.	152,480	10,722
		18,428
Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, Inc. (a)	54,086	3,462
NIKE, Inc. Class B	98,994	11,063
		14,525
TOTAL CONSUMER DISCRETIONARY		184,427
CONSUMER STAPLES - 6.2%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	16,529	1,803
Coca-Cola Icecek Sanayi A/S	23,269	288
Constellation Brands, Inc. Class A (sub. vtg.)	35,700	4,570
Monster Beverage Corp. (a)	29,200	4,043
The Coca-Cola Co.	451,299	17,745
		28,449
Food & Staples Retailing - 1.4%
CVS Health Corp.	136,227	13,950
Kroger Co.	225,936	7,795
Sprouts Farmers Market LLC (a)	67,300	1,371
United Natural Foods, Inc. (a)	5,400	260
Wal-Mart Stores, Inc.	18,800	1,217
Whole Foods Market, Inc.	112,800	3,695
		28,288
Food Products - 0.8%
Blue Buffalo Pet Products, Inc. (a)	8,700	222
Bunge Ltd.	7,038	510
Keurig Green Mountain, Inc.	78,240	4,428
Mead Johnson Nutrition Co. Class A	81,989	6,423
Nestle SA	16,811	1,238
The Hershey Co.	37,500	3,357
		16,178
Household Products - 0.9%
Colgate-Palmolive Co.	172,800	10,854
Procter & Gamble Co.	86,828	6,136
		16,990
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	12,300	$ 981
Nu Skin Enterprises, Inc. Class A	28,899	1,320
		2,301
Tobacco - 1.6%
Altria Group, Inc.	274,303	14,697
British American Tobacco PLC sponsored ADR	134,199	14,222
Philip Morris International, Inc.	42,500	3,392
		32,311
TOTAL CONSUMER STAPLES		124,517
ENERGY - 4.7%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	53,300	2,985
Dril-Quip, Inc. (a)	15,839	1,092
Halliburton Co.	81,807	3,219
Independence Contract Drilling, Inc.	76,237	528
Oceaneering International, Inc.	30,829	1,351
Schlumberger Ltd.	157,800	12,209
		21,384
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	148,273	10,613
Apache Corp.	51,500	2,330
Black Stone Minerals LP	83,400	1,306
Cabot Oil & Gas Corp.	124,015	2,935
Chevron Corp.	130,576	10,575
Cimarex Energy Co.	18,300	2,022
Columbia Pipeline Group, Inc.	49,497	1,255
EOG Resources, Inc.	58,010	4,543
Exxon Mobil Corp.	122,991	9,254
Kinder Morgan, Inc.	28,400	920
Memorial Resource Development Corp. (a)	108,400	2,104
Noble Energy, Inc.	182,545	6,099
Parsley Energy, Inc. Class A (a)	90,000	1,548
Phillips 66 Co.	72,174	5,707
Pioneer Natural Resources Co.	23,500	2,892
PrairieSky Royalty Ltd. (d)	60,300	1,263
SM Energy Co.	70,800	2,598
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	172,355	$ 4,881
Synergy Resources Corp. (a)	48,200	518
		73,363
TOTAL ENERGY		94,747
FINANCIALS - 10.6%
Banks - 4.3%
Bank of America Corp.	1,138,891	18,609
Citigroup, Inc.	342,230	18,302
Huntington Bancshares, Inc.	216,593	2,363
JPMorgan Chase & Co.	391,532	25,097
Regions Financial Corp.	350,400	3,360
Synovus Financial Corp.	53,543	1,629
U.S. Bancorp	184,533	7,815
Wells Fargo & Co.	179,900	9,594
		86,769
Capital Markets - 1.5%
Artisan Partners Asset Management, Inc.	35,600	1,455
BlackRock, Inc. Class A	14,590	4,413
E*TRADE Financial Corp. (a)	76,821	2,020
Goldman Sachs Group, Inc.	68,200	12,863
Greenhill & Co., Inc.	13,700	481
Invesco Ltd.	56,809	1,938
Northern Trust Corp.	44,605	3,115
Oaktree Capital Group LLC Class A	16,791	890
State Street Corp.	26,700	1,920
The Blackstone Group LP	14,255	488
		29,583
Consumer Finance - 1.4%
Capital One Financial Corp.	237,034	18,429
Navient Corp.	171,807	2,197
SLM Corp. (a)	447,986	3,799
Springleaf Holdings, Inc. (a)	86,100	3,854
		28,279
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc.:
Class A (a)	10	2,025
Class B (a)	49,600	6,648
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange Group, Inc.	10,076	$ 2,301
KBC Ancora	24,048	964
		11,938
Insurance - 1.1%
Direct Line Insurance Group PLC	348,227	1,887
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,400	651
Marsh & McLennan Companies, Inc.	93,953	5,048
MetLife, Inc.	124,267	6,226
Principal Financial Group, Inc.	33,100	1,667
The Chubb Corp.	44,100	5,328
Unum Group	38,300	1,285
WMI Holdings Corp. (a)	4,527	10
		22,102
Real Estate Investment Trusts - 1.5%
Altisource Residential Corp. Class B	233,610	3,567
American Tower Corp.	16,500	1,521
Boston Properties, Inc.	27,600	3,129
Care Capital Properties, Inc.	18,425	586
Community Healthcare Trust, Inc.	55,600	1,006
Digital Realty Trust, Inc.	52,400	3,318
Duke Realty LP	189,600	3,424
FelCor Lodging Trust, Inc.	87,400	705
Outfront Media, Inc.	34,012	770
Store Capital Corp.	137,500	2,772
Sun Communities, Inc.	38,242	2,494
Ventas, Inc.	75,800	4,171
VEREIT, Inc.	258,300	2,103
		29,566
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	105,448	3,376
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	130,000	0*
TOTAL FINANCIALS		211,613
HEALTH CARE - 10.1%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	35,364	6,089
Amgen, Inc.	76,205	11,566
Baxalta, Inc.	93,700	3,294
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen, Inc. (a)	16,975	$ 5,047
BioMarin Pharmaceutical, Inc. (a)	27,009	3,491
Celgene Corp. (a)	92,100	10,875
Gilead Sciences, Inc.	152,285	16,001
Vertex Pharmaceuticals, Inc. (a)	36,700	4,680
		61,043
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	581,049	9,727
Edwards Lifesciences Corp. (a)	16,814	2,369
Medtronic PLC	230,901	16,692
The Cooper Companies, Inc.	18,828	3,058
Zimmer Biomet Holdings, Inc.	48,900	5,064
		36,910
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc. (a)	62,964	1,726
Cigna Corp.	63,482	8,938
HCA Holdings, Inc. (a)	70,407	6,099
Henry Schein, Inc. (a)	33,944	4,644
McKesson Corp.	49,282	9,737
UnitedHealth Group, Inc.	80,200	9,279
		40,423
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	95,000	3,449
Thermo Fisher Scientific, Inc.	52,390	6,568
		10,017
Pharmaceuticals - 2.7%
AbbVie, Inc.	83,611	5,218
Allergan PLC (a)	53,619	16,286
Bristol-Myers Squibb Co.	230,594	13,713
DepoMed, Inc. (a)	2,500	67
Endo Health Solutions, Inc. (a)	64,100	4,936
Horizon Pharma PLC (a)	106,400	3,109
Merck & Co., Inc.	20,344	1,096
Shire PLC	36,838	2,849
Teva Pharmaceutical Industries Ltd. sponsored ADR	106,000	6,827
		54,101
TOTAL HEALTH CARE		202,494
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.2%
Aerospace & Defense - 0.7%
TransDigm Group, Inc. (a)	57,368	$ 13,185
Electrical Equipment - 1.1%
AMETEK, Inc.	392,386	21,118
Industrial Conglomerates - 2.5%
Danaher Corp.	301,992	26,279
Roper Industries, Inc.	147,980	23,986
		50,265
Machinery - 0.7%
Colfax Corp. (a)(d)	116,044	4,501
Deere & Co.	72,600	5,937
WABCO Holdings, Inc. (a)	40,200	4,636
		15,074
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	219,103	15,946
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	21,600	908
HD Supply Holdings, Inc. (a)	228,300	7,534
		8,442
TOTAL INDUSTRIALS		124,030
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 1.0%
Cisco Systems, Inc.	194,409	5,031
QUALCOMM, Inc.	255,179	14,438
		19,469
Electronic Equipment & Components - 0.1%
Trimble Navigation Ltd. (a)	110,557	2,090
Internet Software & Services - 3.6%
58.com, Inc. ADR (a)	21,199	964
Alibaba Group Holding Ltd. sponsored ADR	192,100	12,702
ChannelAdvisor Corp. (a)	10,755	122
Cvent, Inc. (a)	116,922	3,688
Facebook, Inc. Class A (a)	161,413	14,435
Google, Inc. Class C	52,899	32,705
HomeAway, Inc. (a)	31,300	898
Just Dial Ltd.	58,749	748
Opower, Inc. (a)	190,798	1,729
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yahoo!, Inc. (a)	30,200	$ 974
Youku Tudou, Inc. ADR (a)	224,600	3,731
		72,696
IT Services - 0.5%
Alliance Data Systems Corp. (a)	6,100	1,569
Fidelity National Information Services, Inc.	27,400	1,892
Global Payments, Inc.	18,100	2,016
Lionbridge Technologies, Inc. (a)	1,139	6
Sabre Corp.	93,172	2,536
Worldline SA (a)(e)	41,000	997
		9,016
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	73,800	4,122
Atmel Corp.	270,600	2,211
Avago Technologies Ltd.	6,900	869
Broadcom Corp. Class A	65,000	3,359
Intersil Corp. Class A	132,661	1,398
Marvell Technology Group Ltd.	926,100	10,437
Maxim Integrated Products, Inc.	34,872	1,174
Micron Technology, Inc. (a)	118,687	1,948
NVIDIA Corp.	55,200	1,241
Qorvo, Inc. (a)	263,935	14,651
Semtech Corp. (a)	65,200	1,105
		42,515
Software - 1.9%
Activision Blizzard, Inc.	29,900	856
Adobe Systems, Inc. (a)	52,954	4,161
Autodesk, Inc. (a)	94,400	4,413
Electronic Arts, Inc. (a)	135,100	8,937
Fleetmatics Group PLC (a)	30,183	1,351
Imperva, Inc. (a)	47,680	2,841
Microsoft Corp.	140,300	6,106
RealPage, Inc. (a)	30,600	563
Salesforce.com, Inc. (a)	99,599	6,908
Varonis Systems, Inc. (a)(d)	60,967	1,207
Zendesk, Inc. (a)	77,000	1,592
		38,935
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	374,752	42,246
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Electronics for Imaging, Inc. (a)	49,809	$ 2,180
Hewlett-Packard Co.	322,100	9,038
SanDisk Corp.	38,900	2,122
Western Digital Corp.	50,500	4,139
		59,725
TOTAL INFORMATION TECHNOLOGY		244,446
MATERIALS - 2.4%
Chemicals - 2.0%
Ashland, Inc.	9,100	955
CF Industries Holdings, Inc.	35,300	2,026
E.I. du Pont de Nemours & Co.	92,300	4,753
Eastman Chemical Co.	56,274	4,078
Ecolab, Inc.	121,400	13,250
LyondellBasell Industries NV Class A	39,743	3,393
Monsanto Co.	60,978	5,955
PPG Industries, Inc.	29,300	2,792
W.R. Grace & Co. (a)	20,781	2,056
		39,258
Construction Materials - 0.1%
Eagle Materials, Inc.	29,000	2,373
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	106,090	1,496
WestRock Co.	67,774	4,022
		5,518
Metals & Mining - 0.0%
Nucor Corp.	22,400	970
TOTAL MATERIALS		48,119
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	387,129	12,853
Cogent Communications Group, Inc.	25,200	700
Frontier Communications Corp.	91,900	466
inContact, Inc. (a)	115,717	874
Level 3 Communications, Inc. (a)	47,352	2,118
Verizon Communications, Inc.	267,798	12,321
		29,332
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	24,150	$ 957
Telephone & Data Systems, Inc.	18,337	522
		1,479
TOTAL TELECOMMUNICATION SERVICES		30,811
UTILITIES - 1.7%
Electric Utilities - 0.9%
Edison International	43,267	2,530
Exelon Corp.	184,700	5,681
NextEra Energy, Inc.	63,300	6,229
PPL Corp.	125,200	3,880
		18,320
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	113,030	2,252
NRG Yield, Inc. Class C	33,900	544
The AES Corp.	5,100	61
		2,857
Multi-Utilities - 0.7%
Dominion Resources, Inc.	71,649	4,998
DTE Energy Co.	4,500	351
NiSource, Inc.	54,997	923
PG&E Corp.	45,875	2,274
Sempra Energy	46,809	4,440
		12,986
TOTAL UTILITIES		34,163
TOTAL COMMON STOCKS (Cost $1,141,637)		1,299,367
Convertible Preferred Stocks - 0.1%

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25%	30,700	1,179
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(n)	16,802	$ 131
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,814)		1,310
Nonconvertible Bonds - 14.3%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.5%
Daimler Finance North America LLC 1.45% 8/1/16 (e)	$ 231	232
General Motors Co.:
3.5% 10/2/18	350	355
6.25% 10/2/43	58	62
General Motors Financial Co., Inc.:
2.4% 4/10/18	2,236	2,209
2.625% 7/10/17	110	111
3% 9/25/17	252	253
3.15% 1/15/20	1,508	1,489
3.25% 5/15/18	180	181
3.45% 4/10/22	1,250	1,196
3.5% 7/10/19	400	403
4% 1/15/25	494	467
4.25% 5/15/23	200	197
4.375% 9/25/21	2,326	2,347
4.75% 8/15/17	195	202
		9,704
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	35	35
4.25% 6/15/23	249	255
		290
Media - 0.4%
21st Century Fox America, Inc. 7.75% 12/1/45	621	842
AOL Time Warner, Inc. 7.625% 4/15/31	500	625
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (e)	707	703
4.908% 7/23/25 (e)	475	472
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	$ 440	$ 492
Discovery Communications LLC:
3.25% 4/1/23	51	47
6.35% 6/1/40	236	244
Thomson Reuters Corp.:
1.3% 2/23/17	122	122
3.85% 9/29/24	319	314
Time Warner Cable, Inc.:
4% 9/1/21	630	633
4.5% 9/15/42	110	88
5.5% 9/1/41	206	186
5.85% 5/1/17	104	110
6.55% 5/1/37	1,304	1,310
6.75% 7/1/18	439	486
7.3% 7/1/38	332	351
8.25% 4/1/19	700	818
Time Warner, Inc. 6.5% 11/15/36	232	267
Viacom, Inc.:
2.5% 9/1/18	46	46
3.5% 4/1/17	583	595
		8,751
TOTAL CONSUMER DISCRETIONARY		18,745
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	310	317
3.875% 7/20/25	600	613
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	245	245
3.3% 11/18/21	291	288
		1,463
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	131	130
The J.M. Smucker Co. 1.75% 3/15/18 (e)	369	368
		498
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.4%
Altria Group, Inc.:
4% 1/31/24	$ 212	$ 215
4.25% 8/9/42	262	234
4.75% 5/5/21	300	323
5.375% 1/31/44	364	380
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	589	583
4.25% 7/21/25 (e)	589	584
Reynolds American, Inc.:
2.3% 6/12/18	258	260
3.25% 6/12/20	213	216
3.25% 11/1/22	187	182
4% 6/12/22	395	406
4.45% 6/12/25	870	893
4.75% 11/1/42	289	268
5.7% 8/15/35	149	158
5.85% 8/15/45	1,140	1,232
6.15% 9/15/43	500	547
6.75% 6/15/17	23	25
7.25% 6/15/37	409	492
		6,998
TOTAL CONSUMER STAPLES		8,959
ENERGY - 2.2%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (e)	364	330
5.35% 3/15/20 (e)	1,027	998
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	373
5% 10/1/21	146	149
6.5% 4/1/20	24	27
Noble Holding International Ltd.:
4% 3/16/18	41	40
5.95% 4/1/25	260	229
6.95% 4/1/45	251	203
Transocean, Inc. 5.55% 12/15/16 (i)	238	239
		2,588
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	$ 673	$ 728
BP Capital Markets PLC:
1.674% 2/13/18	1,284	1,284
2.315% 2/13/20	1,873	1,871
3.535% 11/4/24	1,443	1,429
3.814% 2/10/24	359	361
4.5% 10/1/20	173	188
4.742% 3/11/21	300	328
Canadian Natural Resources Ltd.:
1.75% 1/15/18	178	176
3.8% 4/15/24	619	581
Cenovus Energy, Inc. 5.7% 10/15/19	561	613
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (e)	110	110
3.3% 6/1/20 (e)	536	535
4.5% 6/1/25 (e)	164	156
DCP Midstream Operating LP:
2.5% 12/1/17	168	159
2.7% 4/1/19	494	434
3.875% 3/15/23	164	134
5.6% 4/1/44	146	119
Duke Energy Field Services:
5.375% 10/15/15 (e)	10	10
6.45% 11/3/36 (e)	375	327
El Paso Natural Gas Co. 5.95% 4/15/17	7	7
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	350	341
Enable Midstream Partners LP:
2.4% 5/15/19 (e)	114	107
3.9% 5/15/24 (e)	121	106
Enbridge Energy Partners LP 4.2% 9/15/21	438	442
EnLink Midstream Partners LP 2.7% 4/1/19	572	563
Enterprise Products Operating LP:
2.55% 10/15/19	85	85
3.7% 2/15/26	600	565
3.75% 2/15/25	285	272
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	7	7
Marathon Petroleum Corp. 5.125% 3/1/21	215	234
Motiva Enterprises LLC 5.75% 1/15/20 (e)	156	171
MPLX LP 4% 2/15/25	77	71
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nakilat, Inc. 6.067% 12/31/33 (e)	$ 279	$ 319
Petro-Canada 6.05% 5/15/18	150	165
Petrobras Global Finance BV:
1.9529% 5/20/16 (i)	425	417
3% 1/15/19	40	35
3.25% 3/17/17	1,690	1,619
4.375% 5/20/23	596	468
4.875% 3/17/20	2,484	2,174
5.625% 5/20/43	569	394
7.25% 3/17/44	2,755	2,218
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	354
5.375% 1/27/21	4,302	3,792
5.75% 1/20/20	611	556
5.875% 3/1/18	228	224
6.125% 10/6/16	100	101
7.875% 3/15/19	399	402
Petroleos Mexicanos:
3.125% 1/23/19	58	58
3.5% 7/18/18	463	472
3.5% 7/23/20 (e)	2,675	2,649
3.5% 1/30/23	285	265
4.5% 1/23/26 (e)	1,314	1,248
4.875% 1/24/22	237	241
4.875% 1/18/24	410	409
5.5% 1/21/21	369	396
5.5% 6/27/44	648	561
5.625% 1/23/46 (e)	749	667
6% 3/5/20	175	191
6.375% 1/23/45	2,366	2,306
6.5% 6/2/41	661	661
8% 5/3/19	241	277
Phillips 66 Co. 4.3% 4/1/22	338	353
Phillips 66 Partners LP 2.646% 2/15/20	42	41
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	168
6.125% 1/15/17	205	218
Shell International Finance BV 4.375% 5/11/45	1,246	1,228
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co.:
3.3% 1/23/18	$ 200	$ 199
4.05% 1/23/20	363	359
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	70
2.95% 9/25/18	63	64
4.6% 6/15/21	90	94
Suncor Energy, Inc. 6.1% 6/1/18	395	437
The Williams Companies, Inc.:
3.7% 1/15/23	116	100
4.55% 6/24/24	1,308	1,158
Western Gas Partners LP 5.375% 6/1/21	441	467
Williams Partners LP 4.3% 3/4/24	278	260
		41,380
TOTAL ENERGY		43,968
FINANCIALS - 7.8%
Banks - 4.0%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	365	364
4% 4/14/19 (e)	600	573
5.5% 7/12/20 (e)	3,200	3,160
5.75% 9/26/23 (e)	332	312
6.5% 6/10/19 (e)	129	133
Bank of America Corp.:
1.95% 5/12/18	916	913
2.6% 1/15/19	648	652
2.65% 4/1/19	183	185
3.875% 3/22/17	1,060	1,096
3.95% 4/21/25	700	677
4.2% 8/26/24	474	470
4.25% 10/22/26	418	411
5.65% 5/1/18	205	223
5.75% 12/1/17	2,655	2,872
5.875% 1/5/21	170	193
6.5% 8/1/16	300	314
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (e)	$ 1,362	$ 1,352
2.3% 3/5/20 (e)	1,360	1,345
Barclays PLC:
2% 3/16/18	2,708	2,692
2.75% 11/8/19	356	355
Capital One NA 2.95% 7/23/21	541	527
Citigroup, Inc.:
1.3% 11/15/16	568	567
1.8% 2/5/18	10,500	10,451
1.85% 11/24/17	2,353	2,352
2.15% 7/30/18	1,228	1,227
2.5% 7/29/19	1,199	1,198
3.875% 3/26/25	1,200	1,158
4.05% 7/30/22	151	155
4.3% 11/20/26	1,000	991
5.5% 9/13/25	142	154
6.125% 5/15/18	212	234
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	216	218
Credit Suisse AG 6% 2/15/18	1,164	1,267
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (e)	556	553
3.75% 3/26/25 (e)	550	532
Discover Bank 4.2% 8/8/23	259	262
Fifth Third Bancorp:
2.875% 7/27/20	4,000	4,000
8.25% 3/1/38	94	133
HBOS PLC 6.75% 5/21/18 (e)	180	199
HSBC Holdings PLC 4.25% 3/14/24	200	200
HSBC U.S.A., Inc. 1.625% 1/16/18	314	313
Huntington Bancshares, Inc. 7% 12/15/20	97	115
Huntington National Bank:
1.7% 2/26/18	3,052	3,029
2.4% 4/1/20	4,000	3,939
Intesa Sanpaolo SpA 5.017% 6/26/24 (e)	400	391
JPMorgan Chase & Co.:
2.75% 6/23/20	1,905	1,910
3.875% 9/10/24	3,066	3,017
4.125% 12/15/26	4,096	4,064
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Banks - continued
KeyBank NA:
1.7% 6/1/18	$ 300	$ 299
5.45% 3/3/16	294	301
Mizuho Bank Ltd. 1.8% 3/26/18 (e)	2,458	2,451
MUFG Americas Holdings Corp.:
1.625% 2/9/18	151	151
2.25% 2/10/20	509	505
PNC Bank NA:
1.6% 6/1/18	300	298
2.3% 6/1/20	300	296
Rabobank Nederland 4.375% 8/4/25	955	958
Regions Bank 6.45% 6/26/37	652	764
Regions Financial Corp. 2% 5/15/18	382	380
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	6,103	6,154
6% 12/19/23	874	932
6.1% 6/10/23	1,190	1,277
6.125% 12/15/22	694	748
The Toronto Dominion Bank 1.625% 3/13/18	2,395	2,392
Wells Fargo & Co. 4.48% 1/16/24	30	31
		79,385
Capital Markets - 1.5%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	580	554
4.25% 2/15/24	399	414
Deutsche Bank AG 4.5% 4/1/25	1,121	1,084
Deutsche Bank AG London Branch 1.875% 2/13/18	2,780	2,766
Goldman Sachs Group, Inc.:
1.748% 9/15/17	2,964	2,957
2.55% 10/23/19	3,392	3,398
2.625% 1/31/19	1,538	1,554
2.9% 7/19/18	526	538
5.25% 7/27/21	96	107
5.625% 1/15/17	500	525
5.95% 1/18/18	32	35
6% 6/15/20	600	684
6.15% 4/1/18	36	40
6.75% 10/1/37	2,000	2,379
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
4.25% 11/14/20	$ 324	$ 341
6.85% 6/15/17	18	19
Morgan Stanley:
1.875% 1/5/18	454	454
2.125% 4/25/18	2,454	2,463
2.375% 7/23/19	692	691
2.65% 1/27/20	1,715	1,716
4% 7/23/25	746	760
4.35% 9/8/26	2,000	1,995
4.875% 11/1/22	687	727
5% 11/24/25	93	98
5.45% 1/9/17	480	505
5.75% 1/25/21	268	304
6.625% 4/1/18	600	669
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	500	495
UBS AG Stamford Branch:
1.375% 6/1/17	438	436
1.8% 3/26/18	822	819
2.35% 3/26/20	300	299
		29,826
Consumer Finance - 0.5%
Discover Financial Services:
3.85% 11/21/22	462	450
3.95% 11/6/24	283	272
5.2% 4/27/22	42	44
6.45% 6/12/17	1,019	1,102
Ford Motor Credit Co. LLC:
1.461% 3/27/17	3,335	3,320
1.5% 1/17/17	239	238
1.7% 5/9/16	561	562
2.875% 10/1/18	400	403
Hyundai Capital America:
1.45% 2/6/17 (e)	476	475
1.625% 10/2/15 (e)	122	122
1.875% 8/9/16 (e)	92	92
2% 3/19/18 (e)	752	748
2.125% 10/2/17 (e)	521	522
2.875% 8/9/18 (e)	163	166
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Synchrony Financial:
1.875% 8/15/17	$ 95	$ 95
3% 8/15/19	140	140
3.75% 8/15/21	211	209
4.25% 8/15/24	213	210
		9,170
Diversified Financial Services - 0.0%
Brixmor Operating Partnership LP 3.875% 8/15/22	420	418
Insurance - 0.7%
AFLAC, Inc. 2.4% 3/16/20	1,000	1,001
AIA Group Ltd. 2.25% 3/11/19 (e)	200	199
American International Group, Inc.:
3.75% 7/10/25	1,024	1,027
4.875% 6/1/22	107	117
5.6% 10/18/16	318	333
Aon Corp.:
3.125% 5/27/16	376	382
3.5% 9/30/15	151	151
5% 9/30/20	133	146
Five Corners Funding Trust 4.419% 11/15/23 (e)	360	373
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(i)	12	12
Hartford Financial Services Group, Inc. 5.375% 3/15/17	6	6
Liberty Mutual Group, Inc. 5% 6/1/21 (e)	421	457
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	255
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (e)	629	570
5.375% 12/1/41 (e)	107	119
MetLife, Inc.:
1.903% 12/15/17 (i)	84	84
4.368% 9/15/23	305	323
4.75% 2/8/21	137	151
6.75% 6/1/16	290	302
Metropolitan Life Global Funding I 3% 1/10/23 (e)	223	218
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	203	305
Pacific LifeCorp:
5.125% 1/30/43 (e)	441	452
6% 2/10/20 (e)	409	460
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.:
2.3% 8/15/18	$ 51	$ 52
4.5% 11/16/21	200	218
4.75% 9/17/15	500	501
6.2% 11/15/40	134	159
7.375% 6/15/19	2,734	3,208
Symetra Financial Corp. 6.125% 4/1/16 (e)	38	39
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	505	517
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	120	121
4.125% 11/1/24 (e)	174	176
Unum Group:
4% 3/15/24	600	619
5.625% 9/15/20	270	302
5.75% 8/15/42	458	510
7.125% 9/30/16	19	20
		13,885
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	83
4.6% 4/1/22	108	112
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	98
American Tower Corp. 2.8% 6/1/20	500	494
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	166
4.2% 12/15/23	360	376
Boston Properties, Inc. 3.85% 2/1/23	432	439
Camden Property Trust:
2.95% 12/15/22	135	130
4.25% 1/15/24	304	314
Corporate Office Properties LP 5% 7/1/25	282	275
DDR Corp.:
3.625% 2/1/25	242	227
4.625% 7/15/22	247	257
4.75% 4/15/18	313	331
7.5% 4/1/17	203	220
9.625% 3/15/16	106	111
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.625% 4/15/23	$ 180	$ 177
3.75% 12/1/24	160	156
3.875% 10/15/22	310	313
4.375% 6/15/22	207	214
5.95% 2/15/17	144	153
6.5% 1/15/18	285	314
6.75% 3/15/20	12	14
8.25% 8/15/19	127	153
Equity One, Inc. 3.75% 11/15/22	400	398
ERP Operating LP:
2.375% 7/1/19	246	246
4.625% 12/15/21	540	583
4.75% 7/15/20	265	289
5.375% 8/1/16	117	121
5.75% 6/15/17	567	608
Federal Realty Investment Trust 5.9% 4/1/20	95	108
Government Properties Income Trust 3.75% 8/15/19	1,800	1,836
HCP, Inc. 3.75% 2/1/16	201	203
Health Care REIT, Inc.:
2.25% 3/15/18	147	147
4.7% 9/15/17	48	51
Lexington Corporate Properties Trust 4.4% 6/15/24	131	132
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	130	128
4.5% 4/1/27 (e)	3,808	3,658
4.95% 4/1/24	123	127
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	96
5% 12/15/23	67	71
Simon Property Group LP 4.125% 12/1/21	229	243
Weingarten Realty Investors 3.375% 10/15/22	68	67
WP Carey, Inc. 4% 2/1/25	613	593
		14,832
Real Estate Management & Development - 0.4%
BioMed Realty LP:
2.625% 5/1/19	217	217
3.85% 4/15/16	552	559
4.25% 7/15/22	163	166
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP: - continued
6.125% 4/15/20	$ 126	$ 142
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	353
4.1% 10/1/24	401	399
4.55% 10/1/29	401	389
4.95% 4/15/18	281	298
5.7% 5/1/17	1,000	1,057
6% 4/1/16	86	88
Digital Realty Trust LP:
3.95% 7/1/22	396	396
5.25% 3/15/21	201	219
Essex Portfolio LP 5.5% 3/15/17	113	119
Liberty Property LP:
3.375% 6/15/23	185	178
4.125% 6/15/22	177	181
4.4% 2/15/24	418	430
4.75% 10/1/20	394	425
5.5% 12/15/16	12	13
6.625% 10/1/17	281	308
Mack-Cali Realty LP:
2.5% 12/15/17	252	253
3.15% 5/15/23	426	378
4.5% 4/18/22	108	108
7.75% 8/15/19	23	26
Mid-America Apartments LP 4.3% 10/15/23	73	75
Post Apartment Homes LP 3.375% 12/1/22	70	68
Prime Property Funding, Inc. 5.7% 4/15/17 (e)	94	98
Reckson Operating Partnership LP 6% 3/31/16	114	117
Tanger Properties LP:
3.75% 12/1/24	300	293
3.875% 12/1/23	160	159
6.125% 6/1/20	478	543
Ventas Realty LP:
1.55% 9/26/16	250	250
3.5% 2/1/25	143	135
4.125% 1/15/26	192	190
4.375% 2/1/45	85	76
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	$ 227	$ 228
4% 4/30/19	114	119
		9,053
TOTAL FINANCIALS		156,569
HEALTH CARE - 1.1%
Biotechnology - 0.1%
Amgen, Inc.:
1.25% 5/22/17	378	377
2.2% 5/22/19	969	961
		1,338
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.675% 12/15/19	147	147
Boston Scientific Corp. 3.375% 5/15/22	410	398
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	1,048	1,045
2% 4/1/18	1,079	1,073
		2,663
Health Care Providers & Services - 0.4%
Aetna, Inc. 2.75% 11/15/22	52	50
Cardinal Health, Inc.:
1.95% 6/15/18	169	169
3.75% 9/15/25	1,000	1,001
Express Scripts Holding Co. 4.75% 11/15/21	458	490
HCA Holdings, Inc.:
3.75% 3/15/19	375	377
4.25% 10/15/19	1,330	1,357
6.5% 2/15/20	2,750	3,039
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	38
4.125% 9/15/20	259	274
UnitedHealth Group, Inc.:
3.35% 7/15/22	215	220
3.75% 7/15/25	591	605
		7,620
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	$ 102	$ 101
2.4% 2/1/19	65	65
4.15% 2/1/24	99	101
		267
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17	358	358
1.8% 5/14/18	1,445	1,435
2.9% 11/6/22	368	355
3.2% 11/6/22	536	529
3.6% 5/14/25	797	784
Actavis Funding SCS:
1.85% 3/1/17	1,926	1,928
2.35% 3/12/18	1,358	1,357
3% 3/12/20	466	464
3.45% 3/15/22	810	792
3.8% 3/15/25	584	566
Mylan, Inc. 1.35% 11/29/16	120	119
Perrigo Co. PLC 2.3% 11/8/18	200	200
Perrigo Finance PLC 3.5% 12/15/21	200	195
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	120
Zoetis, Inc.:
1.875% 2/1/18	57	57
3.25% 2/1/23	138	131
		9,390
TOTAL HEALTH CARE		21,278
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	309	350
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	6	6
6.9% 7/2/19	2	2
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 9	$ 9
8.36% 1/20/19	5	6
		23
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	203	201
2.625% 9/4/18	589	587
3.75% 2/1/22	505	505
3.875% 4/1/21	387	391
4.25% 9/15/24	336	332
4.75% 3/1/20	338	358
		2,374
TOTAL INDUSTRIALS		2,747
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	131	130
Tyco Electronics Group SA 2.375% 12/17/18	74	74
		204
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 4.375% 5/13/45	1,245	1,231
TOTAL INFORMATION TECHNOLOGY		1,435
MATERIALS - 0.1%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	357
4.25% 11/15/20	186	197
		554
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	360	362
4.875% 11/4/44 (e)	728	645
Freeport-McMoRan, Inc. 2.3% 11/14/17	289	269
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	353
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Vale Overseas Ltd.:
4.375% 1/11/22	$ 200	$ 185
6.25% 1/23/17	503	522
		2,336
TOTAL MATERIALS		2,890
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 2.45% 6/30/20	380	376
CenturyLink, Inc.:
5.15% 6/15/17	28	29
6% 4/1/17	70	73
6.15% 9/15/19	226	237
Embarq Corp.:
7.082% 6/1/16	236	244
7.995% 6/1/36	3,770	3,987
Verizon Communications, Inc.:
1.35% 6/9/17	591	589
2.625% 2/21/20	615	615
4.5% 9/15/20	1,100	1,183
5.012% 8/21/54	1,641	1,497
6.25% 4/1/37	187	210
6.4% 9/15/33	346	395
6.55% 9/15/43	1,127	1,331
		10,766
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 2.375% 9/8/16	276	279
TOTAL TELECOMMUNICATION SERVICES		11,045
UTILITIES - 0.9%
Electric Utilities - 0.6%
American Electric Power Co., Inc. 1.65% 12/15/17	147	147
American Transmission Systems, Inc. 5% 9/1/44 (e)	148	151
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,237
Dayton Power & Light Co. 1.875% 9/15/16	119	119
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	273	310
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.: - continued
6.4% 9/15/20 (e)	$ 850	$ 973
Edison International 3.75% 9/15/17	226	235
Entergy Corp. 4% 7/15/22	600	604
Eversource Energy:
1.45% 5/1/18	96	95
2.8% 5/1/23	435	417
Exelon Corp.:
1.55% 6/9/17	114	114
3.95% 6/15/25	539	540
FirstEnergy Corp.:
2.75% 3/15/18	1,093	1,097
4.25% 3/15/23	1,949	1,953
7.375% 11/15/31	608	732
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	706
IPALCO Enterprises, Inc. 3.45% 7/15/20 (e)	944	927
LG&E and KU Energy LLC:
2.125% 11/15/15	255	256
3.75% 11/15/20	49	51
Nevada Power Co. 6.5% 5/15/18	165	185
NV Energy, Inc. 6.25% 11/15/20	115	133
Pepco Holdings, Inc. 2.7% 10/1/15	240	240
Progress Energy, Inc. 4.4% 1/15/21	823	877
TECO Finance, Inc.:
4% 3/15/16	96	97
5.15% 3/15/20	141	154
		12,350
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	125
Texas Eastern Transmission LP 6% 9/15/17 (e)	326	352
		477
Multi-Utilities - 0.3%
Dominion Resources, Inc.:
1.25% 3/15/17	700	696
2.5818% 9/30/66 (i)	823	717
7.5% 6/30/66 (i)	26	23
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	523	520
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
5.45% 9/15/20	$ 468	$ 524
6.4% 3/15/18	24	27
6.8% 1/15/19	677	772
PG&E Corp. 2.4% 3/1/19	55	55
Puget Energy, Inc.:
6% 9/1/21	457	522
6.5% 12/15/20	147	173
Sempra Energy:
2.3% 4/1/17	376	381
2.875% 10/1/22	1,154	1,106
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	21	18
		5,534
TOTAL UTILITIES		18,361
TOTAL NONCONVERTIBLE BONDS (Cost $287,323)		285,997
U.S. Government and Government Agency Obligations - 5.9%

U.S. Treasury Inflation-Protected Obligations - 1.1%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	5,930	5,335
1.375% 2/15/44	6,707	7,045
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	5,742	5,514
0.25% 1/15/25	3,952	3,810
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		21,704
U.S. Treasury Obligations - 4.8%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.1% 10/29/15 to 11/19/15 (g)	1,920	1,920
U.S. Treasury Bonds:
2.875% 8/15/45	3,060	3,011
3% 5/15/45	20,795	20,942
U.S. Treasury Notes:
0.5% 8/31/16	28,620	28,637
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.625% 8/15/16	$ 23,000	$ 23,039
2.125% 5/15/25 (h)	19,121	18,950
TOTAL U.S. TREASURY OBLIGATIONS		96,499
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $119,446)		118,203
U.S. Government Agency - Mortgage Securities - 1.5%

Fannie Mae - 1.1%
2.302% 6/1/36 (i)	8	9
2.5% 1/1/28 to 5/1/30	1,151	1,171
2.546% 7/1/37 (i)	14	15
2.557% 6/1/42 (i)	38	39
2.96% 11/1/40 (i)	18	19
2.982% 9/1/41 (i)	19	19
3% 1/1/43 to 8/1/45	1,308	1,317
3% 9/1/45 (f)	600	603
3% 9/1/45 (f)	500	502
3% 10/1/45 (f)	100	100
3.059% 10/1/41 (i)	10	11
3.239% 7/1/41 (i)	32	34
3.309% 10/1/41 (i)	17	18
3.5% 2/1/26 to 8/1/45	1,283	1,335
3.5% 9/1/45 (f)	300	311
3.5% 9/1/45 (f)	800	829
3.5% 9/1/45 (f)	500	518
3.5% 9/1/45 (f)	2,300	2,383
3.554% 7/1/41 (i)	37	39
4% 6/1/42 to 7/1/45	2,377	2,534
4% 9/1/45 (f)	1,100	1,168
4% 9/1/45 (f)	1,100	1,168
4.5% 12/1/23 to 2/1/45	2,657	2,901
4.5% 9/1/45 (f)	2,000	2,167
4.5% 9/1/45	1,200	1,300
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5% 12/1/39 to 1/1/40	$ 76	$ 85
6% 11/1/35 to 8/1/37	299	343
TOTAL FANNIE MAE		20,938
Freddie Mac - 0.3%
3% 3/1/45 to 7/1/45	899	902
3.155% 10/1/35 (i)	15	16
3.22% 9/1/41 (i)	20	21
3.235% 4/1/41 (i)	27	28
3.289% 6/1/41 (i)	25	26
3.444% 5/1/41 (i)	26	28
3.5% 9/1/42 to 6/1/45	1,433	1,486
3.62% 6/1/41 (i)	33	35
3.705% 5/1/41 (i)	29	30
4% 2/1/41 to 9/1/44	557	592
4.5% 3/1/44	174	188
5% 11/1/40 to 6/1/41	655	728
5.5% 6/1/41	2,003	2,232
TOTAL FREDDIE MAC		6,312
Ginnie Mae - 0.1%
3% 6/20/42 to 6/20/45	282	286
3.5% 10/20/42 to 8/20/45	1,452	1,514
4% 9/20/40 to 6/20/45	519	553
4.5% 5/20/41	168	182
5.5% 6/15/35	97	111
TOTAL GINNIE MAE		2,646
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $29,826)		29,896
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.9044% 4/25/35 (i)	30	27
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2494% 12/25/33 (i)	2	2
Series 2004-R2 Class M3, 1.0244% 4/25/34 (i)	4	3
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9794% 3/25/34 (i)	$ 2	$ 2
Series 2004-W11 Class M2, 1.2494% 11/25/34 (i)	25	25
Series 2004-W7 Class M1, 1.0244% 5/25/34 (i)	27	26
Series 2006-W4 Class A2C, 0.3594% 5/25/36 (i)	52	19
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0244% 4/25/34 (i)	78	72
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	360	360
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3394% 12/25/36 (i)	82	54
CFC LLC Series 2013-2A Class A, 1.75% 11/15/17 (e)	47	47
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	1,000	1,009
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6544% 4/25/34 (i)	3	3
Series 2004-4 Class M2, 0.9944% 6/25/34 (i)	5	4
Series 2004-7 Class AF5, 5.868% 1/25/35	104	108
Fannie Mae Series 2004-T5 Class AB3, 0.9538% 5/28/35 (i)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3744% 8/25/34 (i)	13	12
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0244% 3/25/34 (i)	0*	0*
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	615	614
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9344% 1/25/35 (i)	43	37
Class M4, 1.2194% 1/25/35 (i)	16	10
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.7091% 2/25/47 (e)(i)	47	44
GE Business Loan Trust Series 2006-2A:
Class A, 0.3776% 11/15/34 (e)(i)	20	19
Class B, 0.4776% 11/15/34 (e)(i)	7	7
Class C, 0.5776% 11/15/34 (e)(i)	12	11
Class D, 0.9476% 11/15/34 (e)(i)	5	4
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4894% 8/25/33 (i)	21	20
Series 2003-5 Class A2, 0.8905% 12/25/33 (i)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3894% 1/25/37 (i)	56	37
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Invitation Homes Trust:
Series 2015-SFR2:
Class A, 1.536% 6/17/32 (e)(i)	$ 1,083	$ 1,077
Class B, 1.836% 6/17/32 (e)(i)	268	266
Series 2015-SFR3 Class E, 3.933% 8/17/32 (e)(i)	263	261
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3205% 11/25/36 (i)	14	14
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.612% 12/27/29 (i)	6	6
Series 2006-A Class 2C, 1.432% 3/27/42 (i)	43	21
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4994% 5/25/37 (i)	15	0*
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1744% 7/25/34 (i)	2	2
Series 2006-FM1 Class A2B, 0.3094% 4/25/37 (i)	9	9
Series 2006-OPT1 Class A1A, 0.7194% 6/25/35 (i)	37	36
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8794% 8/25/34 (i)	3	2
Series 2005-NC1 Class M1, 0.8594% 1/25/35 (i)	13	12
Series 2005-NC2 Class B1, 1.9544% 3/25/35 (i)	10	0*
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7005% 9/25/35 (i)	65	57
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.0744% 9/25/34 (i)	24	23
Class M4, 2.3744% 9/25/34 (i)	31	14
Series 2005-WCH1 Class M4, 1.4444% 1/25/36 (i)	67	59
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9994% 4/25/33 (i)	0*	0*
Santander Drive Auto Receivables Trust:
Series 2014-4 Class C, 2.6% 11/16/20	223	225
Series 2015-1 Class A3, 1.27% 2/15/19	1,441	1,439
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9944% 3/25/35 (i)	36	33
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2359% 6/15/33 (i)	31	30
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9244% 9/25/34 (i)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0594% 9/25/34 (i)	1	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8435% 4/6/42 (e)(i)	$ 60	$ 34
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0951% 10/25/44 (e)(i)	81	81
TOTAL ASSET-BACKED SECURITIES (Cost $5,911)		6,283
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7594% 1/25/35 (i)	49	48
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5683% 10/25/34 (i)	21	20
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4028% 12/20/54 (e)(i)	271	268
Series 2006-2 Class C1, 1.1428% 12/20/54 (i)	242	236
Series 2006-3 Class C2, 1.2028% 12/20/54 (i)	50	49
Series 2006-4:
Class C1, 0.9628% 12/20/54 (i)	103	100
Class M1, 0.5428% 12/20/54 (i)	44	43
Series 2007-1:
Class 1C1, 0.8028% 12/20/54 (i)	84	81
Class 1M1, 0.5028% 12/20/54 (i)	54	52
Class 2C1, 1.0628% 12/20/54 (i)	38	37
Class 2M1, 0.7028% 12/20/54 (i)	70	69
Series 2007-2 Class 2C1, 1.0576% 12/17/54 (i)	97	94
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.737% 1/20/44 (i)	19	19
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5847% 8/25/36 (i)	45	38
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4094% 5/25/47 (i)	17	16
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3694% 2/25/37 (i)	29	26
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4894% 7/25/35 (i)	46	44
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5385% 6/10/35 (e)(i)	9	8
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3234% 7/20/34 (i)	$ 1	$ 1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5121% 4/25/33 (i)	8	7
TOTAL PRIVATE SPONSOR		1,256
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	2	2
Ginnie Mae pass thru certificates Series H69 Class JA, 2.5% 8/1/60 (f)(l)	939	962
TOTAL U.S. GOVERNMENT AGENCY		964
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,250)		2,220
Commercial Mortgage Securities - 2.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4464% 2/14/43 (i)(k)	18	0*
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.7271% 5/10/45 (i)	205	207
Series 2006-3 Class A4, 5.889% 7/10/44	1,780	1,812
Series 2006-6 Class A3, 5.369% 10/10/45	150	151
Series 2006-4 Class A1A, 5.617% 7/10/46 (i)	833	857
Series 2006-6 Class E, 5.619% 10/10/45 (e)	43	5
Series 2007-2 Class A4, 5.6126% 4/10/49 (i)	2,705	2,817
Series 2007-3 Class A4, 5.5746% 6/10/49 (i)	691	723
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	248	259
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 1.784% 5/15/32 (e)(i)	3,264	3,231
Class C, 2.2373% 5/15/32 (e)(i)	435	431
Class D, 3.0855% 5/15/32 (e)(i)	228	226
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.4744% 12/25/33 (e)(i)	2	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class A2, 0.5894% 1/25/36 (e)(i)	$ 36	$ 32
Class B1, 1.5994% 1/25/36 (e)(i)	1	1
Class M1, 0.6494% 1/25/36 (e)(i)	12	9
Class M2, 0.6694% 1/25/36 (e)(i)	3	3
Class M3, 0.6994% 1/25/36 (e)(i)	5	4
Class M4, 0.8094% 1/25/36 (e)(i)	3	2
Class M5, 0.8494% 1/25/36 (e)(i)	3	2
Class M6, 0.8994% 1/25/36 (e)(i)	3	2
Series 2006-3A Class M4, 0.6294% 10/25/36 (e)(i)	1	0*
Series 2007-1 Class A2, 0.4694% 3/25/37 (e)(i)	20	17
Series 2007-2A:
Class A1, 0.4694% 7/25/37 (e)(i)	21	18
Class A2, 0.5194% 7/25/37 (e)(i)	19	16
Class M1, 0.5694% 7/25/37 (e)(i)	7	5
Class M2, 0.6094% 7/25/37 (e)(i)	4	2
Class M3, 0.6894% 7/25/37 (e)(i)	3	2
Series 2007-3:
Class A2, 0.4894% 7/25/37 (e)(i)	22	18
Class M1, 0.5094% 7/25/37 (e)(i)	4	3
Class M2, 0.5394% 7/25/37 (e)(i)	4	3
Class M3, 0.5694% 7/25/37 (e)(i)	7	3
Class M4, 0.6994% 7/25/37 (e)(i)	10	3
Class M5, 0.7994% 7/25/37 (e)(i)	5	1
Series 2007-4A Class M1, 1.1494% 9/25/37 (e)(i)	7	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (e)(i)(k)	191	1
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7053% 6/11/40 (i)	44	47
Series 2006-T22 Class A4, 5.5924% 4/12/38 (i)	6	6
Series 2007-PW18 Class X2, 0.3003% 6/11/50 (e)(i)(k)	3,453	4
Series 2007-T28 Class X2, 0.1359% 9/11/42 (e)(i)(k)	2,150	0*
C-BASS Trust floater Series 2006-SC1 Class A, 0.4694% 5/25/36 (e)(i)	14	13
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.1976% 12/15/27 (e)(i)	188	188
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (e)(i)	446	452
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	$ 102	$ 104
Series 2007-CD4:
Class A3, 5.293% 12/11/49	7	7
Class A4, 5.322% 12/11/49	2,380	2,461
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (i)	84	82
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0476% 4/15/17 (e)(i)	6	6
sequential payer Series 2006-C7 Class A1A, 5.7386% 6/10/46 (i)	199	204
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (i)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	68	72
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0% 9/15/34 (e)(i)(k)	0*	0*
CSMC Series 2015-TOWN:
Class B, 2.0976% 3/15/17 (e)(i)	104	103
Class C, 2.4476% 3/15/17 (e)(i)	101	100
Class D, 3.3976% 3/15/17 (e)(i)	153	152
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (e)(i)	510	512
Class CFX, 3.4949% 12/15/19 (e)(i)	433	427
Class DFX, 3.3822% 12/15/19 (e)(i)	367	357
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,968	2,039
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 5.8187% 7/10/38 (i)	2,578	2,616
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (i)	94	94
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	69	71
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	100	100
Class DFX, 4.4065% 11/5/30 (e)	765	767
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4776% 11/15/18 (e)(i)	5	5
Class F, 0.5276% 11/15/18 (e)(i)	14	14
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater:
Series 2006-FL2A: - continued
Class G, 0.5576% 11/15/18 (e)(i)	$ 13	$ 12
Class H, 0.6976% 11/15/18 (e)(i)	10	9
Series 2014-BXH:
Class C, 1.8476% 4/15/27 (e)(i)	130	130
Class D, 2.4476% 4/15/27 (e)(i)	277	276
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	478	492
Class A4, 5.552% 5/12/45	193	196
Series 2006-CB17 Class A4, 5.429% 12/12/43	229	236
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	181	186
Series 2006-LDP9 Class A3, 5.336% 5/15/47	30	31
Series 2007-CB18 Class A4, 5.44% 6/12/47	66	69
Series 2007-CB19 Class A4, 5.695% 2/12/49 (i)	1,124	1,184
Series 2007-LD11 Class A4, 5.7743% 6/15/49 (i)	790	832
Series 2007-LDPX Class A3, 5.42% 1/15/49	516	538
Series 2006-LDP7 Class A4, 5.9047% 4/15/45 (i)	677	689
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (i)	4	0*
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0965% 7/15/44 (i)	203	214
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	34	35
Series 2006-C7 Class A2, 5.3% 11/15/38	24	24
Series 2007-C1 Class A4, 5.424% 2/15/40	524	546
Series 2007-C6 Class A4, 5.858% 7/15/40 (i)	74	77
Series 2007-C7 Class A3, 5.866% 9/15/45	438	472
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4161% 1/12/44 (e)(i)	65	64
Series 2007-C1 Class A4, 5.8347% 6/12/50 (i)	354	369
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (i)	35	36
Class ASB, 5.133% 12/12/49 (i)	4	4
Series 2007-5 Class A4, 5.378% 8/12/48	58	60
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	550	576
Series 2007-7 Class A4, 5.7429% 6/12/50 (i)	246	260
Series 2007-6 Class B, 5.635% 3/12/51 (i)	75	23
Series 2007-8 Class A3, 5.8811% 8/12/49 (i)	65	69
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.398% 7/15/19 (e)(i)	$ 16	$ 16
Series 2007-XLFA:
Class D, 0.374% 10/15/20 (e)(i)	29	29
Class E, 0.4355% 10/15/20 (e)(i)	38	38
Class F, 0.4855% 10/15/20 (e)(i)	23	23
Class G, 0.5255% 10/15/20 (e)(i)	28	28
Class H, 0.6155% 10/15/20 (e)(i)	18	17
Class J, 0.7655% 10/15/20 (e)(i)	10	9
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	4	4
Series 2006-IQ11 Class A4, 5.7068% 10/15/42 (i)	14	14
Series 2007-IQ14 Class A4, 5.692% 4/15/49	2,968	3,111
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	721	914
Wachovia Bank Commercial Mortgage Trust:
floater Series 2006-WL7A Class J, 0.7976% 9/15/21 (e)(i)	18	17
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	303	313
Series 2006-C29 Class A1A, 5.297% 11/15/48	259	270
Series 2007-C30 Class A5, 5.342% 12/15/43	2,086	2,171
Series 2007-C31 Class A4, 5.509% 4/15/47	1,245	1,270
Series 2007-C32 Class A3, 5.7146% 6/15/49 (i)	235	247
Series 2007-C33:
Class A4, 5.9507% 2/15/51 (i)	1,288	1,346
Class A5, 5.9507% 2/15/51 (i)	50	54
Series 2005-C22 Class B, 5.3736% 12/15/44 (i)	166	165
Series 2006-C26 Class A1A, 6.009% 6/15/45 (i)	402	413
Series 2006-C27 Class A1A, 5.749% 7/15/45 (i)	694	714
Series 2007-C31 Class C, 5.6711% 4/15/47 (i)	21	20
Series 2007-C31A Class A2, 5.421% 4/15/47	150	150
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,988)		40,934
Municipal Securities - 1.1%

California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	70	97
7.3% 10/1/39	535	741
7.5% 4/1/34	465	648
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.55% 4/1/39	$ 1,375	$ 1,981
7.6% 11/1/40	895	1,313
7.625% 3/1/40	2,275	3,277
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	78
Series 2010 C1, 7.781% 1/1/35	1,030	1,046
Series 2012 B, 5.432% 1/1/42	105	85
6.314% 1/1/44	515	448
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	280	288
4.95% 6/1/23	585	595
5.1% 6/1/33	6,465	5,999
Series 2010 5, 6.2% 7/1/21	230	252
Series 2010-1, 6.63% 2/1/35	1,325	1,364
Series 2010-3:
5.547% 4/1/19	10	11
6.725% 4/1/35	1,350	1,397
7.35% 7/1/35	565	606
Series 2011:
4.961% 3/1/16	35	36
5.365% 3/1/17	15	16
5.665% 3/1/18	410	438
5.877% 3/1/19	1,320	1,442
Series 2013:
2.69% 12/1/17	110	110
3.14% 12/1/18	115	115
TOTAL MUNICIPAL SECURITIES (Cost $23,199)		22,383
Bank Notes - 0.4%

Bank of America NA:
1.65% 3/26/18	761	757
5.3% 3/15/17	420	442
Capital One NA 1.65% 2/5/18	2,362	2,332
Discover Bank:
(Delaware) 3.2% 8/9/21	598	588
3.1% 6/4/20	782	780
KeyBank NA 2.25% 3/16/20	1,500	1,484
Bank Notes - continued
	Principal Amount (000s)	Value (000s)
Marshall & Ilsley Bank 5% 1/17/17	$ 259	$ 270
Regions Bank 7.5% 5/15/18	1,282	1,454
TOTAL BANK NOTES (Cost $8,082)		8,107
Fixed-Income Funds - 7.3%
	Shares
Fidelity High Income Central Fund 2 (j)	331,242	36,370
Fidelity Mortgage Backed Securities Central Fund (j)	1,002,265	109,407
TOTAL FIXED-INCOME FUNDS (Cost $139,481)		145,777
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.15% (b)	49,795,541	49,796
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(c)	4,516,450	4,516
TOTAL MONEY MARKET FUNDS (Cost $54,312)		54,312
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,853,269)		2,014,789
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(9,173)
NET ASSETS - 100%		$ 2,005,616
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 9/1/45	$ (500)	(502)
3% 9/1/45	(500)	(502)
3% 9/1/45	(100)	(100)
3.5% 9/1/45	(300)	(311)
3.5% 9/1/45	(300)	(311)
4% 9/1/45	(800)	(850)
4.5% 9/1/45	(1,200)	(1,300)
4.5% 9/1/45	(1,200)	(1,300)
4.5% 9/1/45	(400)	(433)
TOTAL FANNIE MAE		(5,609)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac
3% 9/1/45	$ (400)	$ (401)
Ginnie Mae
3.5% 9/1/45	(400)	(416)
4% 9/1/45	(300)	(318)
TOTAL GINNIE MAE		(734)
TOTAL TBA SALE COMMITMENTS (Proceeds $6,735)		$ (6,744)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
178 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$ 17,526	$ (699)

The face value of futures purchased as a percentage of net assets is 0.9%
For the period, the average monthly notional amount for futures in the aggregate was $27,720,000.
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2) (000s)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	$ 15	$ (14)	$ -	$ (14)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,018,000 or 2.4% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $867,000.

(h) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $13,000.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(m) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,056,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 281
* Values shown as $0 may reflect amounts less than $500.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 101
Fidelity High Income Central Fund 2	2,183
Fidelity Mortgage Backed Securities Central Fund	2,011
Fidelity Securities Lending Cash Central Fund	95
Total	$ 4,390
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 36,948	$ 2,200	$ -	$ 36,370	4.6%
Fidelity Mortgage Backed Securities Central Fund	78,954	49,525	19,728	109,407	2.1%
Total	$ 115,902	$ 51,725	$ 19,728	$ 145,777
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 184,427	$ 183,502	$ -	$ 925
Consumer Staples	124,517	121,476	3,041	-
Energy	95,926	95,926	-	-
Financials	211,613	211,613	-	-
Health Care	202,494	199,645	2,849	-
Industrials	124,030	124,030	-	-
Information Technology	244,577	244,446	-	131
Materials	48,119	48,119	-	-
Telecommunication Services	30,811	30,811	-	-
Utilities	34,163	34,163	-	-
Corporate Bonds	285,997	-	285,997	-
U.S. Government and Government Agency Obligations	118,203	-	118,203	-
U.S. Government Agency - Mortgage Securities	29,896	-	29,896	-
Asset-Backed Securities	6,283	-	6,223	60
Collateralized Mortgage Obligations	2,220	-	2,220	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Commercial Mortgage Securities	$ 40,934	$ -	$ 40,934	$ -
Municipal Securities	22,383	-	22,383	-
Bank Notes	8,107	-	8,107	-
Fixed-Income Funds	145,777	145,777	-	-
Money Market Funds	54,312	54,312	-	-
Total Investments in Securities:	$ 2,014,789	$ 1,493,820	$ 519,853	$ 1,116
Derivative Instruments:
Liabilities
Futures Contracts	$ (699)	$ (699)	$ -	$ -
Swaps	$ (14)	$ -	$ (14)	$ -
Total Derivative Instruments:	$ (713)	$ (699)	$ (14)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (6,744)	$ -	$ (6,744)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (b)	$ -	$ (14)
Equity Risk
Futures Contracts (a)	-	(699)
Total Value of Derivatives	$ -	$ (713)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	13.0%
AAA,AA,A	6.9%
BBB	9.0%
BB	2.7%
B	1.1%
CCC,CC,C	0.2%
D	0.0%
Not Rated	0.0%
Equities	64.9%
Short-Term Investments and Net Other Assets	2.2%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.5%
United Kingdom	2.3%
Ireland	2.2%
Cayman Islands	1.3%
Bermuda	1.0%
Others (Individually Less Than 1%)	4.7%
100.0%
The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2015

Assets
Investment in securities, at value (including securities loaned of $4,306) - See accompanying schedule: Unaffiliated issuers (cost $1,659,476)	$ 1,814,700
Fidelity Central Funds (cost $193,793)	200,089
Total Investments (cost $1,853,269)		$ 2,014,789
Cash		25
Receivable for investments sold		7,587
Receivable for TBA sale commitments		6,735
Receivable for fund shares sold		4,368
Dividends receivable		1,778
Interest receivable		4,050
Distributions receivable from Fidelity Central Funds		12
Prepaid expenses		7
Other receivables		76
Total assets		2,039,427

Liabilities
Payable for investments purchased
Regular delivery	$ 4,291
Delayed delivery	12,412
TBA sale commitments, at value	6,744
Payable for fund shares redeemed	3,677
Bi-lateral OTC swaps, at value	14
Accrued management fee	678
Distribution and service plan fees payable	759
Payable for daily variation margin for derivative instruments	182
Other affiliated payables	381
Other payables and accrued expenses	157
Collateral on securities loaned, at value	4,516
Total liabilities		33,811

Net Assets		$ 2,005,616
Net Assets consist of:
Paid in capital		$ 1,777,356
Undistributed net investment income		4,693
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		62,775
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		160,792
Net Assets		$ 2,005,616

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2015

Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($451,418 ÷ 24,068.619 shares)	$ 18.76

Maximum offering price per share (100/94.25 of $18.76)	$ 19.90
Class T:
Net Asset Value and redemption price per share ($987,538 ÷ 52,153.467 shares)	$ 18.94

Maximum offering price per share (100/96.50 of $18.94)	$ 19.63
Class B:
Net Asset Value and offering price per share ($7,133 ÷ 379.921 shares)A	$ 18.77

Class C:
Net Asset Value and offering price per share ($281,910 ÷ 15,127.670 shares)A	$ 18.64

Class I:
Net Asset Value, offering price and redemption price per share ($241,903 ÷ 12,682.423 shares)	$ 19.07

Class Z:
Net Asset Value, offering price and redemption price per share ($35,714 ÷ 1,872.361 shares)	$ 19.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2015

Investment Income
Dividends		$ 19,846
Interest		13,538
Income from Fidelity Central Funds		4,390
Total income		37,774

Expenses
Management fee	$ 7,427
Transfer agent fees	3,463
Distribution and service plan fees	8,325
Accounting and security lending fees	729
Custodian fees and expenses	111
Independent trustees' compensation	6
Appreciation in deferred trustee compensation account	2
Registration fees	143
Audit	111
Legal	10
Miscellaneous	17
Total expenses before reductions	20,344
Expense reductions	(117)	20,227
Net investment income (loss)		17,547
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,203
Fidelity Central Funds	207
Foreign currency transactions	(42)
Futures contracts	459
Total net realized gain (loss)		107,827
Change in net unrealized appreciation (depreciation) on: Investment securities	(129,281)
Assets and liabilities in foreign currencies	(1)
Futures contracts	(1,416)
Swaps	1
Delayed delivery commitments	(3)
Total change in net unrealized appreciation (depreciation)		(130,700)
Net gain (loss)		(22,873)
Net increase (decrease) in net assets resulting from operations		$ (5,326)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,547	$ 15,357
Net realized gain (loss)	107,827	98,962
Change in net unrealized appreciation (depreciation)	(130,700)	136,177
Net increase (decrease) in net assets resulting from operations	(5,326)	250,496
Distributions to shareholders from net investment income	(14,662)	(15,035)
Distributions to shareholders from net realized gain	(102,364)	(56,875)
Total distributions	(117,026)	(71,910)
Share transactions - net increase (decrease)	480,832	162,208
Total increase (decrease) in net assets	358,480	340,794

Net Assets
Beginning of period	1,647,136	1,306,342
End of period (including undistributed net investment income of $4,693 and undistributed net investment income of $2,503, respectively)	$ 2,005,616	$ 1,647,136

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Balanced Fund Class A

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 20.10	$ 17.84	$ 16.31	$ 14.83	$ 13.29
Income from Investment Operations
Net investment income (loss) C	.22	.23	.22	.24	.23
Net realized and unrealized gain (loss)	(.15)	3.03	1.52	1.48	1.55
Total from investment operations	.07	3.26	1.74	1.72	1.78
Distributions from net investment income	(.19)	(.23)	(.21)	(.24)	(.23)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)
Total distributions	(1.41) G	(1.00)	(.21)	(.24)	(.24)
Net asset value, end of period	$ 18.76	$ 20.10	$ 17.84	$ 16.31	$ 14.83
Total ReturnA, B	.51%	18.93%	10.74%	11.72%	13.34%
Ratios to Average Net AssetsD, F
Expenses before reductions	.90%	.92%	.95%	.98%	1.00%
Expenses net of fee waivers, if any	.90%	.92%	.95%	.98%	1.00%
Expenses net of all reductions	.90%	.92%	.94%	.98%	.99%
Net investment income (loss)	1.13%	1.22%	1.27%	1.56%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 451	$ 366	$ 270	$ 249	$ 215
Portfolio turnover rate E	117%	79%	124%	124%	146% H

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $1.41 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.212 per share.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Balanced Fund Class T

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 20.28	$ 17.99	$ 16.44	$ 14.95	$ 13.40
Income from Investment Operations
Net investment income (loss) C	.18	.19	.18	.21	.20
Net realized and unrealized gain (loss)	(.16)	3.05	1.54	1.49	1.56
Total from investment operations	.02	3.24	1.72	1.70	1.76
Distributions from net investment income	(.14)	(.19)	(.17)	(.21)	(.20)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)
Total distributions	(1.36) H	(.95) G	(.17)	(.21)	(.21)
Net asset value, end of period	$ 18.94	$ 20.28	$ 17.99	$ 16.44	$ 14.95
Total ReturnA, B	.25%	18.66%	10.55%	11.44%	13.09%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.14%	1.15%	1.17%	1.19%	1.20%
Expenses net of fee waivers, if any	1.14%	1.15%	1.17%	1.19%	1.20%
Expenses net of all reductions	1.14%	1.15%	1.16%	1.18%	1.19%
Net investment income (loss)	.89%	.99%	1.05%	1.36%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$ 988	$ 960	$ 821	$ 737	$ 673
Portfolio turnover rate E	117%	79%	124%	124%	146% I

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Total distributions of $.95 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.768 per share.

H Total distributions of $1.36 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $1.212 per share.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Balanced Fund Class B

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 20.11	$ 17.84	$ 16.30	$ 14.81	$ 13.27
Income from Investment Operations
Net investment income (loss) C	.06	.07	.08	.12	.11
Net realized and unrealized gain (loss)	(.16)	3.03	1.52	1.47	1.54
Total from investment operations	(.10)	3.10	1.60	1.59	1.65
Distributions from net investment income	(.03)	(.06)	(.06)	(.10)	(.10)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)
Total distributions	(1.24)	(.83)	(.06)	(.10)	(.11)
Net asset value, end of period	$ 18.77	$ 20.11	$ 17.84	$ 16.30	$ 14.81
Total ReturnA, B	(.37)%	17.95%	9.85%	10.78%	12.42%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.73%	1.76%	1.78%	1.78%	1.80%
Expenses net of fee waivers, if any	1.73%	1.76%	1.78%	1.78%	1.80%
Expenses net of all reductions	1.73%	1.75%	1.77%	1.78%	1.79%
Net investment income (loss)	.30%	.38%	.44%	.76%	.73%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 11	$ 13	$ 15	$ 19
Portfolio turnover rate E	117%	79%	124%	124%	146% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Balanced Fund Class C

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 19.99	$ 17.76	$ 16.24	$ 14.77	$ 13.23
Income from Investment Operations
Net investment income (loss) C	.07	.09	.09	.13	.12
Net realized and unrealized gain (loss)	(.15)	3.01	1.52	1.46	1.55
Total from investment operations	(.08)	3.10	1.61	1.59	1.67
Distributions from net investment income	(.06)	(.10)	(.09)	(.12)	(.12)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)
Total distributions	(1.27)	(.87)	(.09)	(.12)	(.13)
Net asset value, end of period	$ 18.64	$ 19.99	$ 17.76	$ 16.24	$ 14.77
Total ReturnA, B	(.25)%	18.01%	9.93%	10.81%	12.59%
Ratios to Average Net AssetsD, F
Expenses before reductions	1.66%	1.68%	1.71%	1.73%	1.74%
Expenses net of fee waivers, if any	1.66%	1.68%	1.71%	1.73%	1.74%
Expenses net of all reductions	1.66%	1.68%	1.70%	1.72%	1.73%
Net investment income (loss)	.37%	.46%	.51%	.81%	.79%
Supplemental Data
Net assets, end of period (in millions)	$ 282	$ 160	$ 105	$ 80	$ 69
Portfolio turnover rate E	117%	79%	124%	124%	146% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Balanced Fund Class I

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 18.11	$ 16.55	$ 15.06	$ 13.49
Income from Investment Operations
Net investment income (loss) B	.27	.29	.27	.29	.28
Net realized and unrealized gain (loss)	(.16)	3.06	1.55	1.49	1.57
Total from investment operations	.11	3.35	1.82	1.78	1.85
Distributions from net investment income	(.25)	(.28)	(.26)	(.29)	(.27)
Distributions from net realized gain	(1.21)	(.77)	-	-	(.01)
Total distributions	(1.46)	(1.04) F	(.26)	(.29)	(.28)
Net asset value, end of period	$ 19.07	$ 20.42	$ 18.11	$ 16.55	$ 15.06
Total ReturnA	.72%	19.21%	11.08%	11.96%	13.69%
Ratios to Average Net AssetsC, E
Expenses before reductions	.65%	.66%	.68%	.70%	.71%
Expenses net of fee waivers, if any	.64%	.66%	.68%	.70%	.71%
Expenses net of all reductions	.64%	.66%	.67%	.70%	.70%
Net investment income (loss)	1.39%	1.48%	1.54%	1.84%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$ 242	$ 124	$ 97	$ 66	$ 42
Portfolio turnover rate D	117%	79%	124%	124%	146% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Total distributions of $1.04 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.768 per share.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Advisor Balanced Fund Class Z

Years ended August 31,	2015	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 18.11	$ 18.56
Income from Investment Operations
Net investment income (loss) D	.30	.32	.01
Net realized and unrealized gain (loss)	(.17)	3.06	(.46)
Total from investment operations	.13	3.38	(.45)
Distributions from net investment income	(.27)	(.31)	-
Distributions from net realized gain	(1.21)	(.77)	-
Total distributions	(1.48)	(1.07) I	-
Net asset value, end of period	$ 19.07	$ 20.42	$ 18.11
Total ReturnB, C	.85%	19.40%	(2.42)%
Ratios to Average Net AssetsE, H
Expenses before reductions	.51%	.51%	.53%A
Expenses net of fee waivers, if any	.51%	.51%	.53%A
Expenses net of all reductions	.50%	.51%	.52%A
Net investment income (loss)	1.53%	1.62%	.85%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,714	$ 26,518	$ 98
Portfolio turnover rateF	117%	79%	124%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $1.07 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.768 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I (formerly Institutional Class) and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Loans & Direct Debt Instruments Restricted Securities	Less than .005%

Annual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events,

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type

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3. Significant Accounting Policies - continued

Investment Valuation - continued

or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2015, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, premium on debt securities, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 232,586
Gross unrealized depreciation	(84,527)
Net unrealized appreciation (depreciation) on securities	$ 148,059

Tax Cost	$ 1,866,730

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 15,337
Undistributed long-term capital gain	$ 64,926
Net unrealized appreciation (depreciation) on securities and other investments	$ 148,030

The tax character of distributions paid was as follows:

	August 31, 2015	August 31, 2014
Ordinary Income	$ 43,723	$ 20,678
Long-term Capital Gains	73,303	51,232
Total	$ 117,026	$ 71,910

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ -	$ 1
Equity Risk
Futures Contracts	384	(1,416)
Interest Rate Risk
Futures Contracts	75	-

TotalsA	$ 459	$ (1,415)

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities.

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(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Futures Contracts - continued

Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against

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4. Derivative Instruments - continued

Credit Default Swaps - continued

defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $1,431,169 and $1,051,919, respectively.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,026	$ 35
Class T	.25%	.25%	5,029	22
Class B	.75%	.25%	93	70
Class C	.75%	.25%	2,177	713
			$ 8,325	$ 840

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 328
Class T	72
Class B*	5
Class C*	47
$ 452

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 801.20
Class T	1,831.18
Class B	25.27
Class C	442.20
Class I	349.19
Class Z	15.05
	$ 3,463

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $15 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $11. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $95 (including $34 from securities loaned to FCM).

Annual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $74 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8 and a portion of class-level operating expenses as follows:

Amount
Class A	$ 8
Class T	21
Class B	-*
Class C	3
Class I	3
$ 35

* In the amount of less than $500 dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2015	2014
From net investment income
Class A	$ 4,011	$ 3,866
Class T	7,310	8,717
Class B	12	39
Class C	666	701
Class I	2,227	1,632
Class Z	436	80
Total	$ 14,662	$ 15,035
From net realized gain
Class A	$ 22,655	$ 11,846
Class T	58,591	35,422
Class B	624	522
Class C	10,374	4,798
Class I	8,438	4,283
Class Z	1,682	4
Total	$ 102,364	$ 56,875

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
Years ended August 31,	2015	2014	2015	2014
Class A
Shares sold	9,846	5,619	$ 191,574	$ 106,689
Reinvestment of distributions	1,367	819	25,452	14,945
Shares redeemed	(5,359)	(3,372)	(103,975)	(64,162)
Net increase (decrease)	5,854	3,066	$ 113,051	$ 57,472
Class T
Shares sold	12,721	10,824	$ 249,731	$ 206,801
Reinvestment of distributions	3,418	2,330	64,182	42,769
Shares redeemed	(11,333)	(11,440)	(222,159)	(218,867)
Net increase (decrease)	4,806	1,714	$ 91,754	$ 30,703
Class B
Shares sold	74	48	$ 1,411	$ 932
Reinvestment of distributions	31	28	575	499
Shares redeemed	(259)	(249)	(5,038)	(4,713)
Net increase (decrease)	(154)	(173)	$ (3,052)	$ (3,282)
Class C
Shares sold	8,492	3,067	$ 164,051	$ 57,908
Reinvestment of distributions	548	280	10,127	5,062
Shares redeemed	(1,919)	(1,247)	(37,100)	(23,564)
Net increase (decrease)	7,121	2,100	$ 137,078	$ 39,406
Class I
Shares sold	9,348	4,018	$ 185,064	$ 77,571
Reinvestment of distributions	514	308	9,738	5,707
Shares redeemed	(3,233)	(3,655)	(64,102)	(70,640)
Net increase (decrease)	6,629	671	$ 130,700	$ 12,638
Class Z
Shares sold	790	1,348	$ 15,691	$ 26,331
Reinvestment of distributions	112	4	2,117	84
Shares redeemed	(329)	(58)	(6,507)	(1,144)
Net increase (decrease)	573	1,294	$ 11,301	$ 25,271

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Balanced Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Balanced Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of August 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Balanced Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 22, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014), a Director of FMR (investment adviser firm, 2007-2014), and a Director of FMR Co., Inc. (investment adviser firm, 2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2000 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2002 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as a Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008- present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Melissa M. Reilly (1971)
Year of Election or Appointment: 2014 Vice President of certain Equity Funds
Ms. Reilly also serves as Vice President of other funds. Ms. Reilly is an employee of Fidelity Investments (2004-present).
Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (Japan) Limited (investment adviser firm), FMR Investment Management (U.K.) Limited (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), Pyramis Global Advisors, LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class Z	10/12/2015	10/09/2015	$0.073	$0.699

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2015, $87,136,380, or, if subsequently determined to be different, the net capital gain of such year.

A total of 4.66% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $5,976,032 of distributions paid during the period January 1, 2015 to August 31, 2015 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Class Z designates 5%, 40%, 100% and 100%; of the dividends distributed in October 2014, December 2014, April 2015 and July 2015, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class Z designates 14%, 43%, 100% and 100%; of the dividends distributed in October 2014, December 2014, April 2015 and July 2015, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2016 of amounts for use in preparing 2015 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Balanced Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for the fund in April 2013, June 2013, and January 2015.

Annual Report

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Balanced Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Balanced Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Class I, and Class Z ranked below its competitive median for 2014 and the total expense ratio of Class T ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGZ-UANN-1015
1.969411.102

Item 2. Code of Ethics

As of the end of the period, August 31, 2015, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Balanced Fund (the "Fund"):

Services Billed by Deloitte Entities

August 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$88,000	$-	$7,300	$1,000

August 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Balanced Fund	$81,000	$-	$7,000	$900

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	August 31, 2015A	August 31, 2014A
Audit-Related Fees	$-	$150,000
Tax Fees	$10,000	$-
All Other Fees	$175,000	$740,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	August 31, 2015 A	August 31, 2014 A
Deloitte Entities	$435,000	$1,860,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2015